UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31

Registrant is making a filing for 7 of its series: Allspring Disciplined Small Cap Fund, Allspring Index Fund, Allspring Innovation Fund, Allspring Managed Account CoreBuilder® Shares – Series EPI, Allspring Precious Metals Fund, Allspring Special Small Cap Value Fund and Allspring Utility and Telecommunications Fund.

Date of reporting period: March 31, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

Innovation Fund

March 31, 2026

Class A

WFSTX

This annual shareholder report contains important information about Innovation Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$118	1.19%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500 Index, for the period. The 12-month period that ended on March 31, 2026, was a strong but volatile one for U.S. equities. Despite aggressive shifts in government policies, economic growth remained positive though slowing, inflation eased, and consumer strength persisted. Additionally, a super cycle of artificial intelligence (AI)-related investments continued and the race for computing power drove historically high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. With the outbreak of the Iran war, the period ended with elevated geopolitical risk and volatile shifts in market leadership.

The lack of exposure to mega-cap companies, including NVIDIA Corp., Alphabet, Inc., and Broadcom, Inc., materially detracted from relative returns. Within IT, fears that AI could disrupt business models led to selloffs in Tyler Technologies, Oracle Corp., and Commvault Systems, Inc. (This security was no longer held at the end of the reporting period.). Meanwhile, select semiconductor stocks such as Monolithic Power Systems, Inc. and Taiwan Semiconductor Manufacturing Co. Ltd., and financials including Robinhood Markets contributed.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	S&P 500 Index
3/31/2016	$9,428	$10,000
4/30/2016	$9,147	$10,039
5/31/2016	$9,608	$10,219
6/30/2016	$9,418	$10,246
7/31/2016	$10,040	$10,623
8/31/2016	$10,231	$10,638
9/30/2016	$10,482	$10,640
10/31/2016	$10,321	$10,446
11/30/2016	$10,201	$10,833
12/31/2016	$10,201	$11,047
1/31/2017	$10,839	$11,257
2/28/2017	$11,307	$11,704
3/31/2017	$11,648	$11,717
4/30/2017	$12,009	$11,838
5/31/2017	$12,743	$12,004
6/30/2017	$12,435	$12,079
7/31/2017	$13,030	$12,327
8/31/2017	$13,456	$12,365
9/30/2017	$13,658	$12,620
10/31/2017	$14,722	$12,915
11/30/2017	$14,796	$13,311
12/31/2017	$14,587	$13,459
1/31/2018	$16,259	$14,229
2/28/2018	$16,339	$13,705
3/31/2018	$16,122	$13,357
4/30/2018	$16,190	$13,408
5/31/2018	$17,278	$13,731
6/30/2018	$17,152	$13,815
7/31/2018	$17,244	$14,329
8/31/2018	$19,225	$14,796
9/30/2018	$19,167	$14,881
10/31/2018	$16,786	$13,864
11/30/2018	$16,751	$14,146
12/31/2018	$15,637	$12,869
1/31/2019	$17,445	$13,900
2/28/2019	$18,406	$14,346
3/31/2019	$18,830	$14,625
4/30/2019	$20,002	$15,217
5/31/2019	$18,420	$14,250
6/30/2019	$19,536	$15,255
7/31/2019	$20,143	$15,474
8/31/2019	$19,423	$15,229
9/30/2019	$18,293	$15,514
10/31/2019	$18,688	$15,850
11/30/2019	$20,073	$16,425
12/31/2019	$20,229	$16,921
1/31/2020	$21,705	$16,914
2/29/2020	$20,798	$15,522
3/31/2020	$18,583	$13,605
4/30/2020	$21,090	$15,349
5/31/2020	$23,720	$16,080
6/30/2020	$25,182	$16,399
7/31/2020	$27,443	$17,324
8/31/2020	$29,535	$18,569
9/30/2020	$28,443	$17,864
10/31/2020	$28,043	$17,389
11/30/2020	$31,581	$19,292
12/31/2020	$33,798	$20,034
1/31/2021	$33,816	$19,832
2/28/2021	$34,991	$20,378
3/31/2021	$33,015	$21,271
4/30/2021	$34,955	$22,406
5/31/2021	$34,012	$22,563
6/30/2021	$35,827	$23,089
7/31/2021	$36,058	$23,638
8/31/2021	$37,696	$24,357
9/30/2021	$36,130	$23,224
10/31/2021	$39,031	$24,851
11/30/2021	$38,817	$24,679
12/31/2021	$38,313	$25,785
1/31/2022	$33,705	$24,450
2/28/2022	$33,040	$23,718
3/31/2022	$33,430	$24,599
4/30/2022	$28,661	$22,454
5/31/2022	$27,056	$22,495
6/30/2022	$24,625	$20,638
7/31/2022	$27,950	$22,541
8/31/2022	$26,895	$21,622
9/30/2022	$23,869	$19,631
10/31/2022	$24,900	$21,220
11/30/2022	$25,382	$22,406
12/31/2022	$23,544	$21,115
1/31/2023	$25,420	$22,442
2/28/2023	$24,834	$21,894
3/31/2023	$26,270	$22,698
4/30/2023	$26,241	$23,052
5/31/2023	$27,297	$23,152
6/30/2023	$28,645	$24,682
7/31/2023	$29,026	$25,475
8/31/2023	$28,440	$25,069
9/30/2023	$27,062	$23,874
10/31/2023	$26,388	$23,372
11/30/2023	$29,994	$25,507
12/31/2023	$31,724	$26,665
1/31/2024	$32,164	$27,114
2/29/2024	$33,571	$28,561
3/31/2024	$33,952	$29,480
4/30/2024	$31,783	$28,276
5/31/2024	$32,545	$29,678
6/30/2024	$33,923	$30,743
7/31/2024	$33,776	$31,117
8/31/2024	$35,799	$31,872
9/30/2024	$36,620	$32,553
10/31/2024	$36,180	$32,258
11/30/2024	$39,406	$34,151
12/31/2024	$36,914	$33,337
1/31/2025	$38,686	$34,265
2/28/2025	$37,009	$33,818
3/31/2025	$34,982	$31,913
4/30/2025	$36,154	$31,696
5/31/2025	$38,243	$33,692
6/30/2025	$40,016	$35,405
7/31/2025	$39,573	$36,199
8/31/2025	$38,845	$36,933
9/30/2025	$40,238	$38,281
10/31/2025	$40,238	$39,178
11/30/2025	$38,212	$39,274
12/31/2025	$37,763	$39,298
1/31/2026	$36,614	$39,868
2/28/2026	$37,207	$39,565
3/31/2026	$34,613	$37,594

Innovation Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	(1.06)	0.95	13.89
Class A with Load	(6.71)	(0.24)	13.22
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$321,532,999
# of portfolio holdings	52
Portfolio turnover rate	90%
Total advisory fees paid	$2,818,133

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	39.0
Industrials	20.5
Health care	13.9
Consumer discretionary	9.0
Communication services	8.7
Financials	5.7
Consumer staples	1.9
Utilities	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7.1
KLA Corp.	4.0
Vertiv Holdings Co. Class A	3.5
UL Solutions, Inc. Class A	3.1
Live Nation Entertainment, Inc.	3.0
Carpenter Technology Corp.	3.0
Monolithic Power Systems, Inc.	3.0
Curtiss-Wright Corp.	2.9
MercadoLibre, Inc.	2.9
McKesson Corp.	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR1600 03-26

Annual Shareholder Report

Innovation Fund

March 31, 2026

Institutional Class

WFTIX

This annual shareholder report contains important information about Innovation Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$90	0.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500 Index, for the period. The 12-month period that ended on March 31, 2026, was a strong but volatile one for U.S. equities. Despite aggressive shifts in government policies, economic growth remained positive though slowing, inflation eased, and consumer strength persisted. Additionally, a super cycle of artificial intelligence (AI)-related investments continued and the race for computing power drove historically high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. With the outbreak of the Iran war, the period ended with elevated geopolitical risk and volatile shifts in market leadership.

The lack of exposure to mega-cap companies, including NVIDIA Corp., Alphabet, Inc., and Broadcom, Inc., materially detracted from relative returns. Within IT, fears that AI could disrupt business models led to selloffs in Tyler Technologies, Oracle Corp., and Commvault Systems, Inc. (This security was no longer held at the end of the reporting period.). Meanwhile, select semiconductor stocks such as Monolithic Power Systems, Inc. and Taiwan Semiconductor Manufacturing Co. Ltd., and financials including Robinhood Markets contributed.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	S&P 500 Index
3/31/2016	$10,000	$10,000
4/30/2016	$9,695	$10,039
5/31/2016	$10,189	$10,219
6/30/2016	$9,989	$10,246
7/31/2016	$10,651	$10,623
8/31/2016	$10,851	$10,638
9/30/2016	$11,124	$10,640
10/31/2016	$10,945	$10,446
11/30/2016	$10,819	$10,833
12/31/2016	$10,831	$11,047
1/31/2017	$11,509	$11,257
2/28/2017	$12,009	$11,704
3/31/2017	$12,365	$11,717
4/30/2017	$12,755	$11,838
5/31/2017	$13,544	$12,004
6/30/2017	$13,222	$12,079
7/31/2017	$13,855	$12,327
8/31/2017	$14,300	$12,365
9/30/2017	$14,534	$12,620
10/31/2017	$15,668	$12,915
11/30/2017	$15,746	$13,311
12/31/2017	$15,527	$13,459
1/31/2018	$17,320	$14,229
2/28/2018	$17,404	$13,705
3/31/2018	$17,177	$13,357
4/30/2018	$17,261	$13,408
5/31/2018	$18,420	$13,731
6/30/2018	$18,289	$13,815
7/31/2018	$18,384	$14,329
8/31/2018	$20,512	$14,796
9/30/2018	$20,464	$14,881
10/31/2018	$17,918	$13,864
11/30/2018	$17,894	$14,146
12/31/2018	$16,708	$12,869
1/31/2019	$18,644	$13,900
2/28/2019	$19,686	$14,346
3/31/2019	$20,141	$14,625
4/30/2019	$21,402	$15,217
5/31/2019	$19,715	$14,250
6/30/2019	$20,918	$15,255
7/31/2019	$21,564	$15,474
8/31/2019	$20,801	$15,229
9/30/2019	$19,598	$15,514
10/31/2019	$20,023	$15,850
11/30/2019	$21,520	$16,425
12/31/2019	$21,682	$16,921
1/31/2020	$23,275	$16,914
2/29/2020	$22,304	$15,522
3/31/2020	$19,930	$13,605
4/30/2020	$22,638	$15,349
5/31/2020	$25,458	$16,080
6/30/2020	$27,035	$16,399
7/31/2020	$29,473	$17,324
8/31/2020	$31,735	$18,569
9/30/2020	$30,572	$17,864
10/31/2020	$30,142	$17,389
11/30/2020	$33,949	$19,292
12/31/2020	$36,341	$20,034
1/31/2021	$36,378	$19,832
2/28/2021	$37,643	$20,378
3/31/2021	$35,535	$21,271
4/30/2021	$37,624	$22,406
5/31/2021	$36,616	$22,563
6/30/2021	$38,596	$23,089
7/31/2021	$38,852	$23,638
8/31/2021	$40,630	$24,357
9/30/2021	$38,944	$23,224
10/31/2021	$42,078	$24,851
11/30/2021	$41,876	$24,679
12/31/2021	$41,321	$25,785
1/31/2022	$36,357	$24,450
2/28/2022	$35,658	$23,718
3/31/2022	$36,077	$24,599
4/30/2022	$30,950	$22,454
5/31/2022	$29,225	$22,495
6/30/2022	$26,615	$20,638
7/31/2022	$30,204	$22,541
8/31/2022	$29,086	$21,622
9/30/2022	$25,823	$19,631
10/31/2022	$26,918	$21,220
11/30/2022	$27,454	$22,406
12/31/2022	$25,466	$21,115
1/31/2023	$27,518	$22,442
2/28/2023	$26,873	$21,894
3/31/2023	$28,455	$22,698
4/30/2023	$28,455	$23,052
5/31/2023	$29,569	$23,152
6/30/2023	$31,034	$24,682
7/31/2023	$31,474	$25,475
8/31/2023	$30,858	$25,069
9/30/2023	$29,364	$23,874
10/31/2023	$28,631	$23,372
11/30/2023	$32,558	$25,507
12/31/2023	$34,434	$26,665
1/31/2024	$34,932	$27,114
2/29/2024	$36,456	$28,561
3/31/2024	$36,895	$29,480
4/30/2024	$34,522	$28,276
5/31/2024	$35,371	$29,678
6/30/2024	$36,866	$30,743
7/31/2024	$36,749	$31,117
8/31/2024	$38,947	$31,872
9/30/2024	$39,826	$32,553
10/31/2024	$39,386	$32,258
11/30/2024	$42,903	$34,151
12/31/2024	$40,177	$33,337
1/31/2025	$42,126	$34,265
2/28/2025	$40,271	$33,818
3/31/2025	$38,102	$31,913
4/30/2025	$39,391	$31,696
5/31/2025	$41,654	$33,692
6/30/2025	$43,603	$35,405
7/31/2025	$43,163	$36,199
8/31/2025	$42,377	$36,933
9/30/2025	$43,886	$38,281
10/31/2025	$43,886	$39,178
11/30/2025	$41,686	$39,274
12/31/2025	$41,247	$39,298
1/31/2026	$39,942	$39,868
2/28/2026	$40,631	$39,565
3/31/2026	$37,840	$37,594

Innovation Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	(0.69)	1.26	14.23
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

KEY FUND STATISTICS

Table Summary
Total net assets	$321,532,999
# of portfolio holdings	52
Portfolio turnover rate	90%
Total advisory fees paid	$2,818,133

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	39.0
Industrials	20.5
Health care	13.9
Consumer discretionary	9.0
Communication services	8.7
Financials	5.7
Consumer staples	1.9
Utilities	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7.1
KLA Corp.	4.0
Vertiv Holdings Co. Class A	3.5
UL Solutions, Inc. Class A	3.1
Live Nation Entertainment, Inc.	3.0
Carpenter Technology Corp.	3.0
Monolithic Power Systems, Inc.	3.0
Curtiss-Wright Corp.	2.9
MercadoLibre, Inc.	2.9
McKesson Corp.	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4715 03-26

Annual Shareholder Report

Precious Metals Fund

March 31, 2026

Class A

EKWAX

This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$170	1.08%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark, the FTSE Gold Mines Index, for the period.

The price of gold rose 49.4% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and heightened geopolitical conflicts caused U.S. Treasury yields to rise and the trade-weighted U.S. dollar to weaken by 4.1% during the reporting period. Two of the Fund’s top contributors were Montage Gold Corp. and G Mining Ventures Corp. Montage outperformed on news that construction of its Kona Mine in Cote d’Ivoire was running six months ahead of schedule. The Fund’s underweights to Northern Star Resources Ltd. (This security was no longer held at the end of the reporting period.) and Agnico Eagle Mines Ltd. enhanced results. Northern Star underperformed on a weaker-than-expected operating outlook.

One of the Fund’s largest detractors was Franco-Nevada Corp. Franco-Nevada underperformed on news that the government of Panama was delaying the re-start of the Cobre Panama Mine (This security was no longer held at the end of the reporting period.). The Fund’s underweights to Newmont Corp. and AngloGold Ashanti PLC also detracted from results. While we adjusted individual holdings, we did not make material changes to the portfolio.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	FTSE Gold Mines Index	S&P 500 Index
3/31/2016	$9,424	$10,000	$10,000
4/30/2016	$11,929	$12,700	$10,039
5/31/2016	$10,556	$11,244	$10,219
6/30/2016	$12,957	$13,808	$10,246
7/31/2016	$14,063	$15,042	$10,623
8/31/2016	$11,964	$12,447	$10,638
9/30/2016	$12,393	$12,979	$10,640
10/31/2016	$11,440	$12,060	$10,446
11/30/2016	$9,542	$10,155	$10,833
12/31/2016	$9,682	$10,505	$11,047
1/31/2017	$11,002	$11,780	$11,257
2/28/2017	$10,539	$11,537	$11,704
3/31/2017	$10,483	$11,435	$11,717
4/30/2017	$10,221	$11,217	$11,838
5/31/2017	$10,477	$11,318	$12,004
6/30/2017	$10,343	$10,903	$12,079
7/31/2017	$10,597	$11,343	$12,327
8/31/2017	$11,264	$12,198	$12,365
9/30/2017	$10,512	$11,404	$12,620
10/31/2017	$10,148	$10,986	$12,915
11/30/2017	$10,043	$11,038	$13,311
12/31/2017	$10,618	$11,580	$13,459
1/31/2018	$10,577	$11,909	$14,229
2/28/2018	$9,451	$10,546	$13,705
3/31/2018	$9,691	$10,870	$13,357
4/30/2018	$9,844	$10,966	$13,408
5/31/2018	$9,874	$10,914	$13,731
6/30/2018	$9,921	$10,879	$13,815
7/31/2018	$9,487	$10,331	$14,329
8/31/2018	$8,273	$8,982	$14,796
9/30/2018	$8,261	$8,972	$14,881
10/31/2018	$8,317	$9,287	$13,864
11/30/2018	$8,222	$9,441	$14,146
12/31/2018	$9,256	$10,417	$12,869
1/31/2019	$9,989	$11,226	$13,900
2/28/2019	$9,957	$10,972	$14,346
3/31/2019	$10,028	$11,118	$14,625
4/30/2019	$9,366	$10,302	$15,217
5/31/2019	$9,720	$10,747	$14,250
6/30/2019	$11,434	$13,049	$15,255
7/31/2019	$11,818	$13,537	$15,474
8/31/2019	$13,257	$15,107	$15,229
9/30/2019	$11,921	$13,661	$15,514
10/31/2019	$12,335	$14,209	$15,850
11/30/2019	$12,013	$13,499	$16,425
12/31/2019	$12,991	$14,862	$16,921
1/31/2020	$12,911	$14,767	$16,914
2/29/2020	$11,793	$13,721	$15,522
3/31/2020	$10,441	$12,459	$13,605
4/30/2020	$14,473	$17,377	$15,349
5/31/2020	$15,372	$17,714	$16,080
6/30/2020	$16,384	$19,035	$16,399
7/31/2020	$19,046	$22,270	$17,324
8/31/2020	$18,517	$21,967	$18,569
9/30/2020	$17,363	$20,491	$17,864
10/31/2020	$16,706	$19,566	$17,389
11/30/2020	$15,369	$17,779	$19,292
12/31/2020	$16,156	$18,570	$20,034
1/31/2021	$15,343	$17,938	$19,832
2/28/2021	$13,620	$15,768	$20,378
3/31/2021	$14,091	$16,493	$21,271
4/30/2021	$14,911	$17,398	$22,406
5/31/2021	$16,852	$20,019	$22,563
6/30/2021	$14,568	$16,933	$23,089
7/31/2021	$15,130	$17,430	$23,638
8/31/2021	$14,322	$16,274	$24,357
9/30/2021	$13,017	$14,915	$23,224
10/31/2021	$14,169	$15,822	$24,851
11/30/2021	$14,139	$16,014	$24,679
12/31/2021	$14,369	$16,643	$25,785
1/31/2022	$13,493	$15,563	$24,450
2/28/2022	$15,206	$17,528	$23,718
3/31/2022	$16,622	$19,653	$24,599
4/30/2022	$15,392	$18,070	$22,454
5/31/2022	$14,022	$16,405	$22,495
6/30/2022	$12,266	$13,988	$20,638
7/31/2022	$11,919	$12,747	$22,541
8/31/2022	$10,912	$11,819	$21,622
9/30/2022	$11,049	$11,993	$19,631
10/31/2022	$11,018	$11,976	$21,220
11/30/2022	$13,118	$14,046	$22,406
12/31/2022	$13,266	$14,506	$21,115
1/31/2023	$14,736	$16,211	$22,442
2/28/2023	$12,837	$13,701	$21,894
3/31/2023	$14,981	$16,265	$22,698
4/30/2023	$15,578	$17,008	$23,052
5/31/2023	$14,639	$15,509	$23,152
6/30/2023	$14,111	$15,272	$24,682
7/31/2023	$14,590	$15,766	$25,475
8/31/2023	$13,723	$14,595	$25,069
9/30/2023	$12,639	$13,429	$23,874
10/31/2023	$13,136	$14,324	$23,372
11/30/2023	$14,531	$15,965	$25,507
12/31/2023	$14,438	$16,306	$26,665
1/31/2024	$13,251	$14,418	$27,114
2/29/2024	$12,502	$13,358	$28,561
3/31/2024	$14,826	$16,079	$29,480
4/30/2024	$15,335	$17,016	$28,276
5/31/2024	$16,451	$17,841	$29,678
6/30/2024	$15,907	$17,449	$30,743
7/31/2024	$17,697	$19,790	$31,117
8/31/2024	$18,517	$20,809	$31,872
9/30/2024	$19,082	$21,283	$32,553
10/31/2024	$19,828	$20,973	$32,258
11/30/2024	$18,977	$19,634	$34,151
12/31/2024	$17,509	$17,769	$33,337
1/31/2025	$19,887	$20,828	$34,265
2/28/2025	$20,432	$21,055	$33,818
3/31/2025	$23,414	$24,483	$31,913
4/30/2025	$25,638	$26,411	$31,696
5/31/2025	$26,797	$27,137	$33,692
6/30/2025	$27,903	$28,134	$35,405
7/31/2025	$27,101	$28,279	$36,199
8/31/2025	$33,072	$34,908	$36,933
9/30/2025	$39,165	$42,448	$38,281
10/31/2025	$37,333	$40,851	$39,178
11/30/2025	$43,890	$47,042	$39,274
12/31/2025	$46,144	$48,776	$39,298
1/31/2026	$50,076	$54,355	$39,868
2/28/2026	$62,053	$65,033	$39,565
3/31/2026	$50,260	$51,415	$37,594

Precious Metals Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	114.66	28.96	18.22
Class A with Load	102.31	27.44	17.52
FTSE Gold Mines Index	110.00	25.53	17.79
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Consolidated Total net assets	$1,472,057,793
Consolidated # of portfolio holdings	43
Consolidated Portfolio turnover rate	8%
Consolidated Total advisory fees paid	$6,194,736

What did the Fund invest in?

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Canada	72.3
United States	13.8
United Kingdom	9.7
South Africa	3.9
Others	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Newmont Corp.	6.8
Kinross Gold Corp.	5.9
IAMGOLD Corp.	5.1
Alamos Gold, Inc. Class A	5.0
Agnico Eagle Mines Ltd.	5.0
Endeavour Mining PLC	4.9
G Mining Ventures Corp.	4.5
AngloGold Ashanti PLC	4.2
Lundin Gold, Inc.	4.2
Barrick Mining Corp.	4.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective March 31, 2026, Oleg Makhorine was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0654 03-26

Annual Shareholder Report

Precious Metals Fund

March 31, 2026

Class C

EKWCX

This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$288	1.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark, the FTSE Gold Mines Index, for the period.

The price of gold rose 49.4% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and heightened geopolitical conflicts caused U.S. Treasury yields to rise and the trade-weighted U.S. dollar to weaken by 4.1% during the reporting period. Two of the Fund’s top contributors were Montage Gold Corp. and G Mining Ventures Corp. Montage outperformed on news that construction of its Kona Mine in Cote d’Ivoire was running six months ahead of schedule. The Fund’s underweights to Northern Star Resources Ltd. (This security was no longer held at the end of the reporting period.) and Agnico Eagle Mines Ltd. enhanced results. Northern Star underperformed on a weaker-than-expected operating outlook.

One of the Fund’s largest detractors was Franco-Nevada Corp. Franco-Nevada underperformed on news that the government of Panama was delaying the re-start of the Cobre Panama Mine (This security was no longer held at the end of the reporting period.). The Fund’s underweights to Newmont Corp. and AngloGold Ashanti PLC also detracted from results. While we adjusted individual holdings, we did not make material changes to the portfolio.

Total return based on a $10,000 investment

Table Summary
	Class C with Load	FTSE Gold Mines Index	S&P 500 Index
3/31/2016	$10,000	$10,000	$10,000
4/30/2016	$12,649	$12,700	$10,039
5/31/2016	$11,186	$11,244	$10,219
6/30/2016	$13,725	$13,808	$10,246
7/31/2016	$14,887	$15,042	$10,623
8/31/2016	$12,656	$12,447	$10,638
9/30/2016	$13,103	$12,979	$10,640
10/31/2016	$12,086	$12,060	$10,446
11/30/2016	$10,076	$10,155	$10,833
12/31/2016	$10,216	$10,505	$11,047
1/31/2017	$11,600	$11,780	$11,257
2/28/2017	$11,108	$11,537	$11,704
3/31/2017	$11,042	$11,435	$11,717
4/30/2017	$10,760	$11,217	$11,838
5/31/2017	$11,022	$11,318	$12,004
6/30/2017	$10,874	$10,903	$12,079
7/31/2017	$11,132	$11,343	$12,327
8/31/2017	$11,828	$12,198	$12,365
9/30/2017	$11,032	$11,404	$12,620
10/31/2017	$10,643	$10,986	$12,915
11/30/2017	$10,526	$11,038	$13,311
12/31/2017	$11,121	$11,580	$13,459
1/31/2018	$11,069	$11,909	$14,229
2/28/2018	$9,888	$10,546	$13,705
3/31/2018	$10,132	$10,870	$13,357
4/30/2018	$10,285	$10,966	$13,408
5/31/2018	$10,310	$10,914	$13,731
6/30/2018	$10,352	$10,879	$13,815
7/31/2018	$9,892	$10,331	$14,329
8/31/2018	$8,620	$8,982	$14,796
9/30/2018	$8,603	$8,972	$14,881
10/31/2018	$8,655	$9,287	$13,864
11/30/2018	$8,554	$9,441	$14,146
12/31/2018	$9,620	$10,417	$12,869
1/31/2019	$10,376	$11,226	$13,900
2/28/2019	$10,338	$10,972	$14,346
3/31/2019	$10,407	$11,118	$14,625
4/30/2019	$9,711	$10,302	$15,217
5/31/2019	$10,073	$10,747	$14,250
6/30/2019	$11,842	$13,049	$15,255
7/31/2019	$12,232	$13,537	$15,474
8/31/2019	$13,713	$15,107	$15,229
9/30/2019	$12,323	$13,661	$15,514
10/31/2019	$12,744	$14,209	$15,850
11/30/2019	$12,403	$13,499	$16,425
12/31/2019	$13,403	$14,862	$16,921
1/31/2020	$13,316	$14,767	$16,914
2/29/2020	$12,152	$13,721	$15,522
3/31/2020	$10,752	$12,459	$13,605
4/30/2020	$14,897	$17,377	$15,349
5/31/2020	$15,809	$17,714	$16,080
6/30/2020	$16,844	$19,035	$16,399
7/31/2020	$19,564	$22,270	$17,324
8/31/2020	$19,007	$21,967	$18,569
9/30/2020	$17,816	$20,491	$17,864
10/31/2020	$17,130	$19,566	$17,389
11/30/2020	$15,747	$17,779	$19,292
12/31/2020	$16,544	$18,570	$20,034
1/31/2021	$15,701	$17,938	$19,832
2/28/2021	$13,929	$15,768	$20,378
3/31/2021	$14,402	$16,493	$21,271
4/30/2021	$15,228	$17,398	$22,406
5/31/2021	$17,203	$20,019	$22,563
6/30/2021	$14,866	$16,933	$23,089
7/31/2021	$15,426	$17,430	$23,638
8/31/2021	$14,594	$16,274	$24,357
9/30/2021	$13,253	$14,915	$23,224
10/31/2021	$14,420	$15,822	$24,851
11/30/2021	$14,378	$16,014	$24,679
12/31/2021	$14,606	$16,643	$25,785
1/31/2022	$13,705	$15,563	$24,450
2/28/2022	$15,437	$17,528	$23,718
3/31/2022	$16,861	$19,653	$24,599
4/30/2022	$15,604	$18,070	$22,454
5/31/2022	$14,208	$16,405	$22,495
6/30/2022	$12,420	$13,988	$20,638
7/31/2022	$12,061	$12,747	$22,541
8/31/2022	$11,035	$11,819	$21,622
9/30/2022	$11,167	$11,993	$19,631
10/31/2022	$11,125	$11,976	$21,220
11/30/2022	$13,241	$14,046	$22,406
12/31/2022	$13,381	$14,506	$21,115
1/31/2023	$14,856	$16,211	$22,442
2/28/2023	$12,934	$13,701	$21,894
3/31/2023	$15,080	$16,265	$22,698
4/30/2023	$15,674	$17,008	$23,052
5/31/2023	$14,721	$15,509	$23,152
6/30/2023	$14,181	$15,272	$24,682
7/31/2023	$14,650	$15,766	$25,475
8/31/2023	$13,772	$14,595	$25,069
9/30/2023	$12,674	$13,429	$23,874
10/31/2023	$13,168	$14,324	$23,372
11/30/2023	$14,558	$15,965	$25,507
12/31/2023	$14,455	$16,306	$26,665
1/31/2024	$13,261	$14,418	$27,114
2/29/2024	$12,500	$13,358	$28,561
3/31/2024	$14,814	$16,079	$29,480
4/30/2024	$15,323	$17,016	$28,276
5/31/2024	$16,437	$17,841	$29,678
6/30/2024	$15,894	$17,449	$30,743
7/31/2024	$17,682	$19,790	$31,117
8/31/2024	$18,502	$20,809	$31,872
9/30/2024	$19,067	$21,283	$32,553
10/31/2024	$19,812	$20,973	$32,258
11/30/2024	$18,961	$19,634	$34,151
12/31/2024	$17,494	$17,769	$33,337
1/31/2025	$19,870	$20,828	$34,265
2/28/2025	$20,415	$21,055	$33,818
3/31/2025	$23,395	$24,483	$31,913
4/30/2025	$25,617	$26,411	$31,696
5/31/2025	$26,775	$27,137	$33,692
6/30/2025	$27,880	$28,134	$35,405
7/31/2025	$27,079	$28,279	$36,199
8/31/2025	$33,045	$34,908	$36,933
9/30/2025	$39,133	$42,448	$38,281
10/31/2025	$37,302	$40,851	$39,178
11/30/2025	$43,854	$47,042	$39,274
12/31/2025	$46,106	$48,776	$39,298
1/31/2026	$50,035	$54,355	$39,868
2/28/2026	$62,002	$65,033	$39,565
3/31/2026	$50,218	$51,415	$37,594

Precious Metals Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	113.05	27.99	17.51
Class C with Load	112.05	27.99	17.51
FTSE Gold Mines Index	110.00	25.53	17.79
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Consolidated Total net assets	$1,472,057,793
Consolidated # of portfolio holdings	43
Consolidated Portfolio turnover rate	8%
Consolidated Total advisory fees paid	$6,194,736

What did the Fund invest in?

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Canada	72.3
United States	13.8
United Kingdom	9.7
South Africa	3.9
Others	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Newmont Corp.	6.8
Kinross Gold Corp.	5.9
IAMGOLD Corp.	5.1
Alamos Gold, Inc. Class A	5.0
Agnico Eagle Mines Ltd.	5.0
Endeavour Mining PLC	4.9
G Mining Ventures Corp.	4.5
AngloGold Ashanti PLC	4.2
Lundin Gold, Inc.	4.2
Barrick Mining Corp.	4.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective March 31, 2026, Oleg Makhorine was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0954 03-26

Annual Shareholder Report

Precious Metals Fund

March 31, 2026

Institutional Class

EKWYX

This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$123	0.78%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark, the FTSE Gold Mines Index, for the period.

The price of gold rose 49.4% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and heightened geopolitical conflicts caused U.S. Treasury yields to rise and the trade-weighted U.S. dollar to weaken by 4.1% during the reporting period. Two of the Fund’s top contributors were Montage Gold Corp. and G Mining Ventures Corp. Montage outperformed on news that construction of its Kona Mine in Cote d’Ivoire was running six months ahead of schedule. The Fund’s underweights to Northern Star Resources Ltd. (This security was no longer held at the end of the reporting period.) and Agnico Eagle Mines Ltd. enhanced results. Northern Star underperformed on a weaker-than-expected operating outlook.

One of the Fund’s largest detractors was Franco-Nevada Corp. Franco-Nevada underperformed on news that the government of Panama was delaying the re-start of the Cobre Panama Mine (This security was no longer held at the end of the reporting period.). The Fund’s underweights to Newmont Corp. and AngloGold Ashanti PLC also detracted from results. While we adjusted individual holdings, we did not make material changes to the portfolio.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	FTSE Gold Mines Index	S&P 500 Index
3/31/2016	$10,000	$10,000	$10,000
4/30/2016	$12,722	$12,700	$10,039
5/31/2016	$11,198	$11,244	$10,219
6/30/2016	$13,749	$13,808	$10,246
7/31/2016	$14,926	$15,042	$10,623
8/31/2016	$12,701	$12,447	$10,638
9/30/2016	$13,162	$12,979	$10,640
10/31/2016	$12,150	$12,060	$10,446
11/30/2016	$10,139	$10,155	$10,833
12/31/2016	$10,290	$10,505	$11,047
1/31/2017	$11,696	$11,780	$11,257
2/28/2017	$11,207	$11,537	$11,704
3/31/2017	$11,149	$11,435	$11,717
4/30/2017	$10,874	$11,217	$11,838
5/31/2017	$11,149	$11,318	$12,004
6/30/2017	$11,008	$10,903	$12,079
7/31/2017	$11,280	$11,343	$12,327
8/31/2017	$11,996	$12,198	$12,365
9/30/2017	$11,198	$11,404	$12,620
10/31/2017	$10,812	$10,986	$12,915
11/30/2017	$10,705	$11,038	$13,311
12/31/2017	$11,319	$11,580	$13,459
1/31/2018	$11,275	$11,909	$14,229
2/28/2018	$10,080	$10,546	$13,705
3/31/2018	$10,338	$10,870	$13,357
4/30/2018	$10,505	$10,966	$13,408
5/31/2018	$10,540	$10,914	$13,731
6/30/2018	$10,592	$10,879	$13,815
7/31/2018	$10,130	$10,331	$14,329
8/31/2018	$8,835	$8,982	$14,796
9/30/2018	$8,826	$8,972	$14,881
10/31/2018	$8,888	$9,287	$13,864
11/30/2018	$8,789	$9,441	$14,146
12/31/2018	$9,897	$10,417	$12,869
1/31/2019	$10,682	$11,226	$13,900
2/28/2019	$10,651	$10,972	$14,346
3/31/2019	$10,732	$11,118	$14,625
4/30/2019	$10,024	$10,302	$15,217
5/31/2019	$10,406	$10,747	$14,250
6/30/2019	$12,244	$13,049	$15,255
7/31/2019	$12,660	$13,537	$15,474
8/31/2019	$14,203	$15,107	$15,229
9/30/2019	$12,775	$13,661	$15,514
10/31/2019	$13,225	$14,209	$15,850
11/30/2019	$12,880	$13,499	$16,425
12/31/2019	$13,931	$14,862	$16,921
1/31/2020	$13,850	$14,767	$16,914
2/29/2020	$12,654	$13,721	$15,522
3/31/2020	$11,207	$12,459	$13,605
4/30/2020	$15,536	$17,377	$15,349
5/31/2020	$16,506	$17,714	$16,080
6/30/2020	$17,600	$19,035	$16,399
7/31/2020	$20,461	$22,270	$17,324
8/31/2020	$19,897	$21,967	$18,569
9/30/2020	$18,662	$20,491	$17,864
10/31/2020	$17,961	$19,566	$17,389
11/30/2020	$16,527	$17,779	$19,292
12/31/2020	$17,380	$18,570	$20,034
1/31/2021	$16,509	$17,938	$19,832
2/28/2021	$14,657	$15,768	$20,378
3/31/2021	$15,168	$16,493	$21,271
4/30/2021	$16,055	$17,398	$22,406
5/31/2021	$18,149	$20,019	$22,563
6/30/2021	$15,696	$16,933	$23,089
7/31/2021	$16,303	$17,430	$23,638
8/31/2021	$15,438	$16,274	$24,357
9/30/2021	$14,031	$14,915	$23,224
10/31/2021	$15,280	$15,822	$24,851
11/30/2021	$15,251	$16,014	$24,679
12/31/2021	$15,506	$16,643	$25,785
1/31/2022	$14,558	$15,563	$24,450
2/28/2022	$16,411	$17,528	$23,718
3/31/2022	$17,943	$19,653	$24,599
4/30/2022	$16,621	$18,070	$22,454
5/31/2022	$15,147	$16,405	$22,495
6/30/2022	$13,256	$13,988	$20,638
7/31/2022	$12,881	$12,747	$22,541
8/31/2022	$11,797	$11,819	$21,622
9/30/2022	$11,946	$11,993	$19,631
10/31/2022	$11,914	$11,976	$21,220
11/30/2022	$14,190	$14,046	$22,406
12/31/2022	$14,353	$14,506	$21,115
1/31/2023	$15,948	$16,211	$22,442
2/28/2023	$13,897	$13,701	$21,894
3/31/2023	$16,222	$16,265	$22,698
4/30/2023	$16,873	$17,008	$23,052
5/31/2023	$15,859	$15,509	$23,152
6/30/2023	$15,291	$15,272	$24,682
7/31/2023	$15,813	$15,766	$25,475
8/31/2023	$14,878	$14,595	$25,069
9/30/2023	$13,705	$13,429	$23,874
10/31/2023	$14,250	$14,324	$23,372
11/30/2023	$15,766	$15,965	$25,507
12/31/2023	$15,667	$16,306	$26,665
1/31/2024	$14,386	$14,418	$27,114
2/29/2024	$13,573	$13,358	$28,561
3/31/2024	$16,103	$16,079	$29,480
4/30/2024	$16,658	$17,016	$28,276
5/31/2024	$17,877	$17,841	$29,678
6/30/2024	$17,286	$17,449	$30,743
7/31/2024	$19,238	$19,790	$31,117
8/31/2024	$20,133	$20,809	$31,872
9/30/2024	$20,751	$21,283	$32,553
10/31/2024	$21,570	$20,973	$32,258
11/30/2024	$20,649	$19,634	$34,151
12/31/2024	$19,058	$17,769	$33,337
1/31/2025	$21,650	$20,828	$34,265
2/28/2025	$22,248	$21,055	$33,818
3/31/2025	$25,502	$24,483	$31,913
4/30/2025	$27,931	$26,411	$31,696
5/31/2025	$29,200	$27,137	$33,692
6/30/2025	$30,416	$28,134	$35,405
7/31/2025	$29,544	$28,279	$36,199
8/31/2025	$36,065	$34,908	$36,933
9/30/2025	$42,720	$42,448	$38,281
10/31/2025	$40,732	$40,851	$39,178
11/30/2025	$47,897	$47,042	$39,274
12/31/2025	$50,371	$48,776	$39,298
1/31/2026	$54,678	$54,355	$39,868
2/28/2026	$67,771	$65,033	$39,565
3/31/2026	$54,908	$51,415	$37,594

Precious Metals Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	115.31	29.34	18.57
FTSE Gold Mines Index	110.00	25.53	17.79
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Consolidated Total net assets	$1,472,057,793
Consolidated # of portfolio holdings	43
Consolidated Portfolio turnover rate	8%
Consolidated Total advisory fees paid	$6,194,736

What did the Fund invest in?

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Canada	72.3
United States	13.8
United Kingdom	9.7
South Africa	3.9
Others	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Newmont Corp.	6.8
Kinross Gold Corp.	5.9
IAMGOLD Corp.	5.1
Alamos Gold, Inc. Class A	5.0
Agnico Eagle Mines Ltd.	5.0
Endeavour Mining PLC	4.9
G Mining Ventures Corp.	4.5
AngloGold Ashanti PLC	4.2
Lundin Gold, Inc.	4.2
Barrick Mining Corp.	4.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective March 31, 2026, Oleg Makhorine was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0154 03-26

Annual Shareholder Report

Managed Account CoreBuilder® Shares - Series EPI

March 31, 2026

AEPIX

This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EPI for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EPI	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period that ended March 31, 2026. U.S. equity markets were resilient. The S&P 500 Index gained 17.8% despite two periods of heightened volatility, including a 12.1% decline following the April 2025 “Liberation Day” tariff announcement and a 9.1% peak to trough drawdown associated with the Iran War in the first quarter of 2026.

During the period, the equity portion of the strategy outperformed the S&P 500 Index due primarily to positive selection effects in the information technology, energy, and financials sectors. Leading relative contributors included Lam Research Corp. and Suncor Energy, Inc. These positives were partially offset by negative selection effects in the industrials, health care, and consumer discretionary sectors. Leading relative detractors included NVIDIA Corp., due to an underweight position, and UnitedHealth Group, Inc., which we exited in July 2025.

The strategy’s call overlay contributed to relative performance over the one-year period. The S&P 500 index and Russell 2000 ETF components of the call overlay helped results.

Total return based on a $10,000 investment

Table Summary
	Managed Account CoreBuilder® Shares - Series EPI	S&P 500 Index
6/8/2023	$10,000	$10,000
6/30/2023	$10,010	$10,438
7/31/2023	$10,345	$10,774
8/31/2023	$10,310	$10,602
9/30/2023	$9,968	$10,097
10/31/2023	$9,888	$9,884
11/30/2023	$10,526	$10,787
12/31/2023	$10,808	$11,277
1/31/2024	$11,024	$11,467
2/29/2024	$11,363	$12,079
3/31/2024	$11,681	$12,468
4/30/2024	$11,366	$11,958
5/31/2024	$11,794	$12,551
6/30/2024	$12,081	$13,002
7/31/2024	$12,112	$13,160
8/31/2024	$12,464	$13,479
9/30/2024	$12,652	$13,767
10/31/2024	$12,589	$13,642
11/30/2024	$12,844	$14,443
12/31/2024	$12,848	$14,099
1/31/2025	$13,324	$14,491
2/28/2025	$13,167	$14,302
3/31/2025	$12,467	$13,496
4/30/2025	$12,363	$13,405
5/31/2025	$12,876	$14,249
6/30/2025	$13,572	$14,973
7/31/2025	$13,989	$15,309
8/31/2025	$14,322	$15,620
9/30/2025	$14,848	$16,190
10/31/2025	$15,172	$16,569
11/30/2025	$15,464	$16,609
12/31/2025	$15,586	$16,620
1/31/2026	$15,852	$16,861
2/28/2026	$15,824	$16,732
3/31/2026	$15,185	$15,899

Managed Account CoreBuilder® Shares - Series EPI

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	Since Inception (6/8/23)
Managed Account CoreBuilder® Shares - Series EPI	21.80	15.99
S&P 500 Index	17.80	17.90

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$3,613,232
# of portfolio holdings	66
Portfolio turnover rate	30%
Total advisory fees paid	$0

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	35.6
Financials	14.6
Industrials	12.1
Consumer discretionary	10.8
Communication services	10.5
Health care	6.9
Energy	6.0
Consumer staples	2.6
Materials	0.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Apple, Inc.	8.0
Microsoft Corp.	6.7
Alphabet, Inc. Class C	5.4
Amazon.com, Inc.	4.6
Broadcom, Inc.	4.4
Meta Platforms, Inc. Class A	3.1
Suncor Energy, Inc.	3.1
JPMorgan Chase & Co.	2.9
NVIDIA Corp.	2.8
TotalEnergies SE	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4905 03-26

Annual Shareholder Report

Disciplined Small Cap Fund

March 31, 2026

Class A

WDSAX

This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$103	0.89%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period.

Over the period, U.S. equities performed positively, with U.S. small caps outperforming large caps.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection was the main contributor to performance, adding value in 7 out of 11 sectors. This was attributed primarily to positive stock selection within the industrials, information technology, and financials sectors. The top individual contributors to relative performance were TTM Technologies, Inc., Argan, Inc., and Par Pacific Holdings, Inc. Stock selection within health care, communication services, and utilities detracted from relative performance. The largest individual detractors from relative performance were BellRing Brands, Inc. (This security was no longer held at the end of the reporting period.), Corcept Therapeutics, Inc., and EchoStar Corp. (This security was no longer held at the end of the reporting period.). A moderate underweight to health care also detracted modestly. However, variations in sector weights versus the index were relatively small.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Russell 2000® Index	Russell 3000® Index
3/31/2016	$9,425	$10,000	$10,000
4/30/2016	$9,510	$10,157	$10,062
5/31/2016	$9,679	$10,386	$10,242
6/30/2016	$9,679	$10,379	$10,263
7/31/2016	$10,098	$10,999	$10,670
8/31/2016	$10,214	$11,193	$10,698
9/30/2016	$10,290	$11,318	$10,714
10/31/2016	$9,969	$10,780	$10,483
11/30/2016	$10,824	$11,982	$10,952
12/31/2016	$11,075	$12,318	$11,165
1/31/2017	$11,201	$12,366	$11,376
2/28/2017	$11,462	$12,605	$11,799
3/31/2017	$11,511	$12,622	$11,807
4/30/2017	$11,535	$12,760	$11,932
5/31/2017	$11,559	$12,500	$12,054
6/30/2017	$11,835	$12,933	$12,163
7/31/2017	$11,946	$13,029	$12,392
8/31/2017	$11,700	$12,863	$12,416
9/30/2017	$12,232	$13,666	$12,719
10/31/2017	$12,479	$13,782	$12,996
11/30/2017	$12,774	$14,179	$13,391
12/31/2017	$12,719	$14,122	$13,525
1/31/2018	$12,913	$14,491	$14,238
2/28/2018	$12,425	$13,930	$13,713
3/31/2018	$12,492	$14,110	$13,438
4/30/2018	$12,547	$14,232	$13,489
5/31/2018	$13,058	$15,096	$13,869
6/30/2018	$12,980	$15,204	$13,960
7/31/2018	$13,141	$15,469	$14,423
8/31/2018	$13,695	$16,136	$14,930
9/30/2018	$13,229	$15,748	$14,955
10/31/2018	$11,765	$14,038	$13,853
11/30/2018	$11,843	$14,261	$14,131
12/31/2018	$10,380	$12,567	$12,816
1/31/2019	$11,488	$13,980	$13,916
2/28/2019	$11,932	$14,707	$14,405
3/31/2019	$11,627	$14,399	$14,616
4/30/2019	$12,070	$14,889	$15,199
5/31/2019	$11,142	$13,731	$14,216
6/30/2019	$11,959	$14,701	$15,214
7/31/2019	$12,029	$14,786	$15,440
8/31/2019	$11,419	$14,056	$15,125
9/30/2019	$11,654	$14,348	$15,391
10/31/2019	$11,959	$14,726	$15,722
11/30/2019	$12,486	$15,332	$16,320
12/31/2019	$12,790	$15,774	$16,791
1/31/2020	$12,218	$15,268	$16,773
2/29/2020	$11,076	$13,983	$15,400
3/31/2020	$8,526	$10,945	$13,282
4/30/2020	$9,697	$12,448	$15,041
5/31/2020	$10,296	$13,258	$15,845
6/30/2020	$10,546	$13,727	$16,207
7/31/2020	$11,006	$14,107	$17,128
8/31/2020	$11,550	$14,902	$18,369
9/30/2020	$11,159	$14,404	$17,700
10/31/2020	$11,424	$14,706	$17,318
11/30/2020	$13,277	$17,416	$19,425
12/31/2020	$14,294	$18,923	$20,298
1/31/2021	$14,824	$19,875	$20,208
2/28/2021	$15,910	$21,114	$20,840
3/31/2021	$16,259	$21,326	$21,587
4/30/2021	$16,677	$21,774	$22,700
5/31/2021	$16,886	$21,819	$22,803
6/30/2021	$16,955	$22,241	$23,365
7/31/2021	$16,495	$21,438	$23,761
8/31/2021	$17,039	$21,918	$24,438
9/30/2021	$16,621	$21,272	$23,342
10/31/2021	$17,499	$22,177	$24,920
11/30/2021	$16,941	$21,252	$24,541
12/31/2021	$17,694	$21,727	$25,507
1/31/2022	$16,273	$19,635	$24,006
2/28/2022	$16,426	$19,845	$23,402
3/31/2022	$16,468	$20,092	$24,161
4/30/2022	$15,102	$18,101	$21,993
5/31/2022	$15,297	$18,128	$21,963
6/30/2022	$13,876	$16,637	$20,126
7/31/2022	$15,409	$18,374	$22,014
8/31/2022	$14,907	$17,998	$21,192
9/30/2022	$13,542	$16,273	$19,227
10/31/2022	$15,186	$18,065	$20,804
11/30/2022	$15,841	$18,487	$21,890
12/31/2022	$14,853	$17,287	$20,608
1/31/2023	$16,247	$18,972	$22,027
2/28/2023	$16,136	$18,651	$21,513
3/31/2023	$15,313	$17,760	$22,088
4/30/2023	$15,034	$17,441	$22,323
5/31/2023	$14,894	$17,280	$22,410
6/30/2023	$16,233	$18,685	$23,940
7/31/2023	$17,112	$19,827	$24,798
8/31/2023	$16,568	$18,835	$24,320
9/30/2023	$15,787	$17,726	$23,161
10/31/2023	$14,797	$16,518	$22,547
11/30/2023	$16,136	$18,013	$24,650
12/31/2023	$18,019	$20,213	$25,957
1/31/2024	$17,575	$19,427	$26,245
2/29/2024	$18,677	$20,526	$27,666
3/31/2024	$19,291	$21,260	$28,558
4/30/2024	$18,047	$19,764	$27,301
5/31/2024	$19,148	$20,756	$28,591
6/30/2024	$18,862	$20,564	$29,476
7/31/2024	$20,493	$22,653	$30,024
8/31/2024	$20,121	$22,314	$30,678
9/30/2024	$20,264	$22,470	$31,313
10/31/2024	$19,821	$22,146	$31,083
11/30/2024	$21,465	$24,575	$33,150
12/31/2024	$19,729	$22,546	$32,137
1/31/2025	$20,470	$23,137	$33,152
2/28/2025	$19,285	$21,899	$32,516
3/31/2025	$18,219	$20,409	$30,620
4/30/2025	$17,878	$19,937	$30,414
5/31/2025	$18,974	$21,002	$32,342
6/30/2025	$20,085	$22,143	$33,985
7/31/2025	$20,618	$22,527	$34,733
8/31/2025	$22,203	$24,137	$35,537
9/30/2025	$23,003	$24,888	$36,764
10/31/2025	$23,210	$25,338	$37,552
11/30/2025	$23,358	$25,581	$37,655
12/31/2025	$23,269	$25,433	$37,647
1/31/2026	$24,699	$26,794	$38,231
2/28/2026	$24,807	$27,010	$38,049
3/31/2026	$24,007	$25,659	$36,157

Disciplined Small Cap Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class AFootnote Reference*	31.88	8.11	9.80
Class A with LoadFootnote Reference*	24.30	6.83	9.15
Russell 2000® Index	25.72	3.77	9.88
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class A shares prior to their inception on July 31, 2018 reflects the performance of the former Administrator Class shares, and is adjusted to reflect the higher expenses and sales charges of the Class A shares.

KEY FUND STATISTICS

Table Summary
Total net assets	$138,693,155
# of portfolio holdings	371
Portfolio turnover rate	48%
Total advisory fees paid	$347,615

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	18.9
Financials	17.6
Health care	17.2
Information technology	14.2
Consumer discretionary	9.1
Energy	6.6
Real estate	5.0
Materials	4.6
Utilities	3.4
Communication services	1.9
Consumer staples	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Nextpower, Inc. Class A	1.1
Fabrinet	1.1
Coeur Mining, Inc.	0.9
TTM Technologies, Inc.	0.9
Bloom Energy Corp. Class A	0.9
Sterling Infrastructure, Inc.	0.9
Primoris Services Corp.	0.9
Par Pacific Holdings, Inc.	0.9
BrightSpring Health Services, Inc.	0.8
CareTrust REIT, Inc.	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4335 03-26

Annual Shareholder Report

Disciplined Small Cap Fund

March 31, 2026

Class R6

WSCJX

This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$58	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period.

Over the period, U.S. equities performed positively, with U.S. small caps outperforming large caps.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection was the main contributor to performance, adding value in 7 out of 11 sectors. This was attributed primarily to positive stock selection within the industrials, information technology, and financials sectors. The top individual contributors to relative performance were TTM Technologies, Inc., Argan, Inc., and Par Pacific Holdings, Inc. Stock selection within health care, communication services, and utilities detracted from relative performance. The largest individual detractors from relative performance were BellRing Brands, Inc. (This security was no longer held at the end of the reporting period.), Corcept Therapeutics, Inc., and EchoStar Corp. (This security was no longer held at the end of the reporting period.). A moderate underweight to health care also detracted modestly. However, variations in sector weights versus the index were relatively small.

Total return based on a $10,000 investment

Table Summary
	Class R6	Russell 2000® Index	Russell 3000® Index
3/31/2016	$10,000	$10,000	$10,000
4/30/2016	$10,094	$10,157	$10,062
5/31/2016	$10,274	$10,386	$10,242
6/30/2016	$10,274	$10,379	$10,263
7/31/2016	$10,722	$10,999	$10,670
8/31/2016	$10,845	$11,193	$10,698
9/30/2016	$10,930	$11,318	$10,714
10/31/2016	$10,590	$10,780	$10,483
11/30/2016	$11,501	$11,982	$10,952
12/31/2016	$11,772	$12,318	$11,165
1/31/2017	$11,911	$12,366	$11,376
2/28/2017	$12,194	$12,605	$11,799
3/31/2017	$12,245	$12,622	$11,807
4/30/2017	$12,276	$12,760	$11,932
5/31/2017	$12,302	$12,500	$12,054
6/30/2017	$12,605	$12,933	$12,163
7/31/2017	$12,728	$13,029	$12,392
8/31/2017	$12,466	$12,863	$12,416
9/30/2017	$13,037	$13,666	$12,719
10/31/2017	$13,304	$13,782	$12,996
11/30/2017	$13,623	$14,179	$13,391
12/31/2017	$13,570	$14,122	$13,525
1/31/2018	$13,777	$14,491	$14,238
2/28/2018	$13,264	$13,930	$13,713
3/31/2018	$13,341	$14,110	$13,438
4/30/2018	$13,400	$14,232	$13,489
5/31/2018	$13,948	$15,096	$13,869
6/30/2018	$13,871	$15,204	$13,960
7/31/2018	$14,048	$15,469	$14,423
8/31/2018	$14,649	$16,136	$14,930
9/30/2018	$14,154	$15,748	$14,955
10/31/2018	$12,592	$14,038	$13,853
11/30/2018	$12,681	$14,261	$14,131
12/31/2018	$11,108	$12,567	$12,816
1/31/2019	$12,294	$13,980	$13,916
2/28/2019	$12,777	$14,707	$14,405
3/31/2019	$12,440	$14,399	$14,616
4/30/2019	$12,923	$14,889	$15,199
5/31/2019	$11,869	$13,731	$14,216
6/30/2019	$12,733	$14,701	$15,214
7/31/2019	$12,820	$14,786	$15,440
8/31/2019	$12,162	$14,056	$15,125
9/30/2019	$12,425	$14,348	$15,391
10/31/2019	$12,762	$14,726	$15,722
11/30/2019	$13,318	$15,332	$16,320
12/31/2019	$13,653	$15,774	$16,791
1/31/2020	$13,048	$15,268	$16,773
2/29/2020	$11,837	$13,983	$15,400
3/31/2020	$9,077	$10,945	$13,282
4/30/2020	$10,317	$12,448	$15,041
5/31/2020	$10,967	$13,258	$15,845
6/30/2020	$11,232	$13,727	$16,207
7/31/2020	$11,734	$14,107	$17,128
8/31/2020	$12,310	$14,902	$18,369
9/30/2020	$11,896	$14,404	$17,700
10/31/2020	$12,177	$14,706	$17,318
11/30/2020	$14,170	$17,416	$19,425
12/31/2020	$15,255	$18,923	$20,298
1/31/2021	$15,830	$19,875	$20,208
2/28/2021	$16,949	$21,114	$20,840
3/31/2021	$17,312	$21,326	$21,587
4/30/2021	$17,765	$21,774	$22,700
5/31/2021	$17,992	$21,819	$22,803
6/30/2021	$18,068	$22,241	$23,365
7/31/2021	$17,599	$21,438	$23,761
8/31/2021	$18,173	$21,918	$24,438
9/30/2021	$17,750	$21,272	$23,342
10/31/2021	$18,688	$22,177	$24,920
11/30/2021	$18,098	$21,252	$24,541
12/31/2021	$18,903	$21,727	$25,507
1/31/2022	$17,390	$19,635	$24,006
2/28/2022	$17,556	$19,845	$23,402
3/31/2022	$17,617	$20,092	$24,161
4/30/2022	$16,149	$18,101	$21,993
5/31/2022	$16,376	$18,128	$21,963
6/30/2022	$14,862	$16,637	$20,126
7/31/2022	$16,512	$18,374	$22,014
8/31/2022	$15,967	$17,998	$21,192
9/30/2022	$14,514	$16,273	$19,227
10/31/2022	$16,285	$18,065	$20,804
11/30/2022	$16,996	$18,487	$21,890
12/31/2022	$15,931	$17,287	$20,608
1/31/2023	$17,375	$18,972	$22,027
2/28/2023	$17,269	$18,651	$21,513
3/31/2023	$16,387	$17,760	$22,088
4/30/2023	$16,083	$17,441	$22,323
5/31/2023	$15,946	$17,280	$22,410
6/30/2023	$17,390	$18,685	$23,940
7/31/2023	$18,348	$19,827	$24,798
8/31/2023	$17,770	$18,835	$24,320
9/30/2023	$16,919	$17,726	$23,161
10/31/2023	$15,885	$16,518	$22,547
11/30/2023	$17,314	$18,013	$24,650
12/31/2023	$19,348	$20,213	$25,957
1/31/2024	$18,880	$19,427	$26,245
2/29/2024	$20,066	$20,526	$27,666
3/31/2024	$20,722	$21,260	$28,558
4/30/2024	$19,395	$19,764	$27,301
5/31/2024	$20,597	$20,756	$28,591
6/30/2024	$20,285	$20,564	$29,476
7/31/2024	$22,050	$22,653	$30,024
8/31/2024	$21,659	$22,314	$30,678
9/30/2024	$21,815	$22,470	$31,313
10/31/2024	$21,347	$22,146	$31,083
11/30/2024	$23,127	$24,575	$33,150
12/31/2024	$21,271	$22,546	$32,137
1/31/2025	$22,067	$23,137	$33,152
2/28/2025	$20,800	$21,899	$32,516
3/31/2025	$19,646	$20,409	$30,620
4/30/2025	$19,288	$19,937	$30,414
5/31/2025	$20,475	$21,002	$32,342
6/30/2025	$21,693	$22,143	$33,985
7/31/2025	$22,262	$22,527	$34,733
8/31/2025	$23,985	$24,137	$35,537
9/30/2025	$24,862	$24,888	$36,764
10/31/2025	$25,090	$25,338	$37,552
11/30/2025	$25,252	$25,581	$37,655
12/31/2025	$25,165	$25,433	$37,647
1/31/2026	$26,723	$26,794	$38,231
2/28/2026	$26,859	$27,010	$38,049
3/31/2026	$25,995	$25,659	$36,157

Disciplined Small Cap Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	32.32	8.47	10.02
Russell 2000® Index	25.72	3.77	9.88
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on October 31, 2016 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Table Summary
Total net assets	$138,693,155
# of portfolio holdings	371
Portfolio turnover rate	48%
Total advisory fees paid	$347,615

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	18.9
Financials	17.6
Health care	17.2
Information technology	14.2
Consumer discretionary	9.1
Energy	6.6
Real estate	5.0
Materials	4.6
Utilities	3.4
Communication services	1.9
Consumer staples	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Nextpower, Inc. Class A	1.1
Fabrinet	1.1
Coeur Mining, Inc.	0.9
TTM Technologies, Inc.	0.9
Bloom Energy Corp. Class A	0.9
Sterling Infrastructure, Inc.	0.9
Primoris Services Corp.	0.9
Par Pacific Holdings, Inc.	0.9
BrightSpring Health Services, Inc.	0.8
CareTrust REIT, Inc.	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4691 03-26

Annual Shareholder Report

Disciplined Small Cap Fund

March 31, 2026

Institutional Class

WSCOX

This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$70	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period.

Over the period, U.S. equities performed positively, with U.S. small caps outperforming large caps.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection was the main contributor to performance, adding value in 7 out of 11 sectors. This was attributed primarily to positive stock selection within the industrials, information technology, and financials sectors. The top individual contributors to relative performance were TTM Technologies, Inc., Argan, Inc., and Par Pacific Holdings, Inc. Stock selection within health care, communication services, and utilities detracted from relative performance. The largest individual detractors from relative performance were BellRing Brands, Inc. (This security was no longer held at the end of the reporting period.), Corcept Therapeutics, Inc., and EchoStar Corp. (This security was no longer held at the end of the reporting period.). A moderate underweight to health care also detracted modestly. However, variations in sector weights versus the index were relatively small.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Russell 2000® Index	Russell 3000® Index
3/31/2016	$10,000	$10,000	$10,000
4/30/2016	$10,094	$10,157	$10,062
5/31/2016	$10,274	$10,386	$10,242
6/30/2016	$10,274	$10,379	$10,263
7/31/2016	$10,722	$10,999	$10,670
8/31/2016	$10,845	$11,193	$10,698
9/30/2016	$10,930	$11,318	$10,714
10/31/2016	$10,590	$10,780	$10,483
11/30/2016	$11,506	$11,982	$10,952
12/31/2016	$11,770	$12,318	$11,165
1/31/2017	$11,914	$12,366	$11,376
2/28/2017	$12,191	$12,605	$11,799
3/31/2017	$12,243	$12,622	$11,807
4/30/2017	$12,274	$12,760	$11,932
5/31/2017	$12,299	$12,500	$12,054
6/30/2017	$12,598	$12,933	$12,163
7/31/2017	$12,716	$13,029	$12,392
8/31/2017	$12,459	$12,863	$12,416
9/30/2017	$13,024	$13,666	$12,719
10/31/2017	$13,291	$13,782	$12,996
11/30/2017	$13,610	$14,179	$13,391
12/31/2017	$13,557	$14,122	$13,525
1/31/2018	$13,763	$14,491	$14,238
2/28/2018	$13,244	$13,930	$13,713
3/31/2018	$13,321	$14,110	$13,438
4/30/2018	$13,386	$14,232	$13,489
5/31/2018	$13,934	$15,096	$13,869
6/30/2018	$13,851	$15,204	$13,960
7/31/2018	$14,028	$15,469	$14,423
8/31/2018	$14,623	$16,136	$14,930
9/30/2018	$14,128	$15,748	$14,955
10/31/2018	$12,567	$14,038	$13,853
11/30/2018	$12,661	$14,261	$14,131
12/31/2018	$11,084	$12,567	$12,816
1/31/2019	$12,271	$13,980	$13,916
2/28/2019	$12,754	$14,707	$14,405
3/31/2019	$12,417	$14,399	$14,616
4/30/2019	$12,900	$14,889	$15,199
5/31/2019	$11,846	$13,731	$14,216
6/30/2019	$12,710	$14,701	$15,214
7/31/2019	$12,798	$14,786	$15,440
8/31/2019	$12,139	$14,056	$15,125
9/30/2019	$12,402	$14,348	$15,391
10/31/2019	$12,724	$14,726	$15,722
11/30/2019	$13,281	$15,332	$16,320
12/31/2019	$13,604	$15,774	$16,791
1/31/2020	$12,993	$15,268	$16,773
2/29/2020	$11,786	$13,983	$15,400
3/31/2020	$9,089	$10,945	$13,282
4/30/2020	$10,326	$12,448	$15,041
5/31/2020	$10,966	$13,258	$15,845
6/30/2020	$11,249	$13,727	$16,207
7/31/2020	$11,741	$14,107	$17,128
8/31/2020	$12,307	$14,902	$18,369
9/30/2020	$11,905	$14,404	$17,700
10/31/2020	$12,188	$14,706	$17,318
11/30/2020	$14,170	$17,416	$19,425
12/31/2020	$15,257	$18,923	$20,298
1/31/2021	$15,839	$19,875	$20,208
2/28/2021	$16,942	$21,114	$20,840
3/31/2021	$17,300	$21,326	$21,587
4/30/2021	$17,763	$21,774	$22,700
5/31/2021	$17,986	$21,819	$22,803
6/30/2021	$18,061	$22,241	$23,365
7/31/2021	$17,584	$21,438	$23,761
8/31/2021	$18,165	$21,918	$24,438
9/30/2021	$17,733	$21,272	$23,342
10/31/2021	$18,672	$22,177	$24,920
11/30/2021	$18,076	$21,252	$24,541
12/31/2021	$18,883	$21,727	$25,507
1/31/2022	$17,381	$19,635	$24,006
2/28/2022	$17,531	$19,845	$23,402
3/31/2022	$17,591	$20,092	$24,161
4/30/2022	$16,134	$18,101	$21,993
5/31/2022	$16,344	$18,128	$21,963
6/30/2022	$14,842	$16,637	$20,126
7/31/2022	$16,479	$18,374	$22,014
8/31/2022	$15,939	$17,998	$21,192
9/30/2022	$14,481	$16,273	$19,227
10/31/2022	$16,254	$18,065	$20,804
11/30/2022	$16,960	$18,487	$21,890
12/31/2022	$15,890	$17,287	$20,608
1/31/2023	$17,328	$18,972	$22,027
2/28/2023	$17,222	$18,651	$21,513
3/31/2023	$16,344	$17,760	$22,088
4/30/2023	$16,041	$17,441	$22,323
5/31/2023	$15,905	$17,280	$22,410
6/30/2023	$17,343	$18,685	$23,940
7/31/2023	$18,296	$19,827	$24,798
8/31/2023	$17,721	$18,835	$24,320
9/30/2023	$16,874	$17,726	$23,161
10/31/2023	$15,830	$16,518	$22,547
11/30/2023	$17,267	$18,013	$24,650
12/31/2023	$19,292	$20,213	$25,957
1/31/2024	$18,810	$19,427	$26,245
2/29/2024	$20,006	$20,526	$27,666
3/31/2024	$20,643	$21,260	$28,558
4/30/2024	$19,323	$19,764	$27,301
5/31/2024	$20,519	$20,756	$28,591
6/30/2024	$20,208	$20,564	$29,476
7/31/2024	$21,964	$22,653	$30,024
8/31/2024	$21,575	$22,314	$30,678
9/30/2024	$21,731	$22,470	$31,313
10/31/2024	$21,265	$22,146	$31,083
11/30/2024	$23,020	$24,575	$33,150
12/31/2024	$21,168	$22,546	$32,137
1/31/2025	$21,960	$23,137	$33,152
2/28/2025	$20,700	$21,899	$32,516
3/31/2025	$19,554	$20,409	$30,620
4/30/2025	$19,198	$19,937	$30,414
5/31/2025	$20,377	$21,002	$32,342
6/30/2025	$21,588	$22,143	$33,985
7/31/2025	$22,153	$22,527	$34,733
8/31/2025	$23,865	$24,137	$35,537
9/30/2025	$24,737	$24,888	$36,764
10/31/2025	$24,963	$25,338	$37,552
11/30/2025	$25,141	$25,581	$37,655
12/31/2025	$25,047	$25,433	$37,647
1/31/2026	$26,594	$26,794	$38,231
2/28/2026	$26,728	$27,010	$38,049
3/31/2026	$25,854	$25,659	$36,157

Disciplined Small Cap Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	32.22	8.37	9.96
Russell 2000® Index	25.72	3.77	9.88
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$138,693,155
# of portfolio holdings	371
Portfolio turnover rate	48%
Total advisory fees paid	$347,615

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	18.9
Financials	17.6
Health care	17.2
Information technology	14.2
Consumer discretionary	9.1
Energy	6.6
Real estate	5.0
Materials	4.6
Utilities	3.4
Communication services	1.9
Consumer staples	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Nextpower, Inc. Class A	1.1
Fabrinet	1.1
Coeur Mining, Inc.	0.9
TTM Technologies, Inc.	0.9
Bloom Energy Corp. Class A	0.9
Sterling Infrastructure, Inc.	0.9
Primoris Services Corp.	0.9
Par Pacific Holdings, Inc.	0.9
BrightSpring Health Services, Inc.	0.8
CareTrust REIT, Inc.	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3181 03-26

Annual Shareholder Report

Index Fund

March 31, 2026

Administrator Class

WFIOX

This annual shareholder report contains important information about Index Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$27	0.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month that ended on March 31, 2026.

Over the period, U.S. large-cap equities performed positively, but underperformed both U.S. small caps and international developed markets.

Changes to the portfolio during the period were minimal. The Fund’s objective is to replicate the performance of the S&P 500 Index before fees. The portfolio management team uses an investment process designed with the goal of controlling trading and implementation costs and reducing tracking error as much as possible.

Energy and communication services were the strongest sectors in the index over the 12-month period. Energy was fueled by elevated oil and gas prices as well as strong free cash flow generation. Communication services benefited from a strong artificial intelligence (AI) growth narrative. Financials and health care produced some of the weakest returns in the S&P 500 Index. Financials struggled due to higher borrowing costs and credit quality concerns. Health care stocks struggled to meaningfully participate as drug price uncertainty and life sciences were a drag on performance.

Total return based on a $10,000 investment

Table Summary
	Administrator Class	S&P 500 Index
3/31/2016	$10,000	$10,000
4/30/2016	$10,037	$10,039
5/31/2016	$10,215	$10,219
6/30/2016	$10,239	$10,246
7/31/2016	$10,615	$10,623
8/31/2016	$10,627	$10,638
9/30/2016	$10,627	$10,640
10/31/2016	$10,431	$10,446
11/30/2016	$10,815	$10,833
12/31/2016	$11,026	$11,047
1/31/2017	$11,232	$11,257
2/28/2017	$11,676	$11,704
3/31/2017	$11,688	$11,717
4/30/2017	$11,806	$11,838
5/31/2017	$11,969	$12,004
6/30/2017	$12,042	$12,079
7/31/2017	$12,287	$12,327
8/31/2017	$12,320	$12,365
9/30/2017	$12,572	$12,620
10/31/2017	$12,865	$12,915
11/30/2017	$13,258	$13,311
12/31/2017	$13,401	$13,459
1/31/2018	$14,164	$14,229
2/28/2018	$13,642	$13,705
3/31/2018	$13,292	$13,357
4/30/2018	$13,339	$13,408
5/31/2018	$13,656	$13,731
6/30/2018	$13,738	$13,815
7/31/2018	$14,245	$14,329
8/31/2018	$14,706	$14,796
9/30/2018	$14,787	$14,881
10/31/2018	$13,772	$13,864
11/30/2018	$14,051	$14,146
12/31/2018	$12,779	$12,869
1/31/2019	$13,803	$13,900
2/28/2019	$14,242	$14,346
3/31/2019	$14,515	$14,625
4/30/2019	$15,100	$15,217
5/31/2019	$14,138	$14,250
6/30/2019	$15,131	$15,255
7/31/2019	$15,345	$15,474
8/31/2019	$15,100	$15,229
9/30/2019	$15,379	$15,514
10/31/2019	$15,708	$15,850
11/30/2019	$16,276	$16,425
12/31/2019	$16,762	$16,921
1/31/2020	$16,750	$16,914
2/29/2020	$15,369	$15,522
3/31/2020	$13,441	$13,605
4/30/2020	$15,158	$15,349
5/31/2020	$15,869	$16,080
6/30/2020	$16,178	$16,399
7/31/2020	$17,089	$17,324
8/31/2020	$18,313	$18,569
9/30/2020	$17,613	$17,864
10/31/2020	$17,142	$17,389
11/30/2020	$19,017	$19,292
12/31/2020	$19,740	$20,034
1/31/2021	$19,537	$19,832
2/28/2021	$20,073	$20,378
3/31/2021	$20,950	$21,271
4/30/2021	$22,061	$22,406
5/31/2021	$22,212	$22,563
6/30/2021	$22,726	$23,089
7/31/2021	$23,257	$23,638
8/31/2021	$23,962	$24,357
9/30/2021	$22,843	$23,224
10/31/2021	$24,437	$24,851
11/30/2021	$24,264	$24,679
12/31/2021	$25,346	$25,785
1/31/2022	$24,027	$24,450
2/28/2022	$23,304	$23,718
3/31/2022	$24,164	$24,599
4/30/2022	$22,051	$22,454
5/31/2022	$22,089	$22,495
6/30/2022	$20,264	$20,638
7/31/2022	$22,127	$22,541
8/31/2022	$21,219	$21,622
9/30/2022	$19,262	$19,631
10/31/2022	$20,817	$21,220
11/30/2022	$21,976	$22,406
12/31/2022	$20,699	$21,115
1/31/2023	$21,999	$22,442
2/28/2023	$21,458	$21,894
3/31/2023	$22,238	$22,698
4/30/2023	$22,582	$23,052
5/31/2023	$22,675	$23,152
6/30/2023	$24,168	$24,682
7/31/2023	$24,943	$25,475
8/31/2023	$24,537	$25,069
9/30/2023	$23,362	$23,874
10/31/2023	$22,868	$23,372
11/30/2023	$24,948	$25,507
12/31/2023	$26,076	$26,665
1/31/2024	$26,508	$27,114
2/29/2024	$27,922	$28,561
3/31/2024	$28,814	$29,480
4/30/2024	$27,630	$28,276
5/31/2024	$28,993	$29,678
6/30/2024	$30,025	$30,743
7/31/2024	$30,384	$31,117
8/31/2024	$31,113	$31,872
9/30/2024	$31,770	$32,553
10/31/2024	$31,478	$32,258
11/30/2024	$33,318	$34,151
12/31/2024	$32,514	$33,337
1/31/2025	$33,414	$34,265
2/28/2025	$32,970	$33,818
3/31/2025	$31,105	$31,913
4/30/2025	$30,886	$31,696
5/31/2025	$32,824	$33,692
6/30/2025	$34,483	$35,405
7/31/2025	$35,255	$36,199
8/31/2025	$35,960	$36,933
9/30/2025	$37,266	$38,281
10/31/2025	$38,129	$39,178
11/30/2025	$38,214	$39,274
12/31/2025	$38,227	$39,298
1/31/2026	$38,767	$39,868
2/28/2026	$38,468	$39,565
3/31/2026	$36,542	$37,594

Index Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	17.48	11.77	13.84
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,355,768,073
# of portfolio holdings	505
Portfolio turnover rate	3%
Total advisory fees paid	$0

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	32.9
Financials	12.6
Communication services	10.3
Consumer discretionary	9.8
Health care	9.5
Industrials	9.0
Consumer staples	5.3
Energy	4.0
Utilities	2.6
Materials	2.1
Real estate	1.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.5
Apple, Inc.	6.6
Microsoft Corp.	4.8
Amazon.com, Inc.	3.6
Alphabet, Inc. Class A	3.0
Broadcom, Inc.	2.6
Alphabet, Inc. Class C	2.4
Meta Platforms, Inc. Class A	2.2
Tesla, Inc.	1.8
Berkshire Hathaway, Inc. Class B	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0088 03-26

Annual Shareholder Report

Index Fund

March 31, 2026

Class A

WFILX

This annual shareholder report contains important information about Index Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$46	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month that ended on March 31, 2026.

Over the period, U.S. large-cap equities performed positively, but underperformed both U.S. small caps and international developed markets.

Changes to the portfolio during the period were minimal. The Fund’s objective is to replicate the performance of the S&P 500 Index before fees. The portfolio management team uses an investment process designed with the goal of controlling trading and implementation costs and reducing tracking error as much as possible.

Energy and communication services were the strongest sectors in the index over the 12-month period. Energy was fueled by elevated oil and gas prices as well as strong free cash flow generation. Communication services benefited from a strong artificial intelligence (AI) growth narrative. Financials and health care produced some of the weakest returns in the S&P 500 Index. Financials struggled due to higher borrowing costs and credit quality concerns. Health care stocks struggled to meaningfully participate as drug price uncertainty and life sciences were a drag on performance.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	S&P 500 Index
3/31/2016	$9,424	$10,000
4/30/2016	$9,456	$10,039
5/31/2016	$9,623	$10,219
6/30/2016	$9,645	$10,246
7/31/2016	$9,997	$10,623
8/31/2016	$10,006	$10,638
9/30/2016	$10,005	$10,640
10/31/2016	$9,818	$10,446
11/30/2016	$10,178	$10,833
12/31/2016	$10,375	$11,047
1/31/2017	$10,569	$11,257
2/28/2017	$10,985	$11,704
3/31/2017	$10,993	$11,717
4/30/2017	$11,102	$11,838
5/31/2017	$11,254	$12,004
6/30/2017	$11,320	$12,079
7/31/2017	$11,547	$12,327
8/31/2017	$11,579	$12,365
9/30/2017	$11,813	$12,620
10/31/2017	$12,086	$12,915
11/30/2017	$12,453	$13,311
12/31/2017	$12,584	$13,459
1/31/2018	$13,301	$14,229
2/28/2018	$12,807	$13,705
3/31/2018	$12,475	$13,357
4/30/2018	$12,518	$13,408
5/31/2018	$12,815	$13,731
6/30/2018	$12,888	$13,815
7/31/2018	$13,363	$14,329
8/31/2018	$13,792	$14,796
9/30/2018	$13,865	$14,881
10/31/2018	$12,912	$13,864
11/30/2018	$13,171	$14,146
12/31/2018	$11,978	$12,869
1/31/2019	$12,933	$13,900
2/28/2019	$13,345	$14,346
3/31/2019	$13,599	$14,625
4/30/2019	$14,145	$15,217
5/31/2019	$13,241	$14,250
6/30/2019	$14,167	$15,255
7/31/2019	$14,365	$15,474
8/31/2019	$14,132	$15,229
9/30/2019	$14,392	$15,514
10/31/2019	$14,697	$15,850
11/30/2019	$15,226	$16,425
12/31/2019	$15,676	$16,921
1/31/2020	$15,666	$16,914
2/29/2020	$14,372	$15,522
3/31/2020	$12,564	$13,605
4/30/2020	$14,171	$15,349
5/31/2020	$14,832	$16,080
6/30/2020	$15,119	$16,399
7/31/2020	$15,968	$17,324
8/31/2020	$17,110	$18,569
9/30/2020	$16,453	$17,864
10/31/2020	$16,007	$17,389
11/30/2020	$17,757	$19,292
12/31/2020	$18,429	$20,034
1/31/2021	$18,239	$19,832
2/28/2021	$18,734	$20,378
3/31/2021	$19,548	$21,271
4/30/2021	$20,585	$22,406
5/31/2021	$20,721	$22,563
6/30/2021	$21,196	$23,089
7/31/2021	$21,692	$23,638
8/31/2021	$22,340	$24,357
9/30/2021	$21,295	$23,224
10/31/2021	$22,778	$24,851
11/30/2021	$22,613	$24,679
12/31/2021	$23,616	$25,785
1/31/2022	$22,386	$24,450
2/28/2022	$21,708	$23,718
3/31/2022	$22,508	$24,599
4/30/2022	$20,537	$22,454
5/31/2022	$20,568	$22,495
6/30/2022	$18,864	$20,638
7/31/2022	$20,596	$22,541
8/31/2022	$19,746	$21,622
9/30/2022	$17,923	$19,631
10/31/2022	$19,366	$21,220
11/30/2022	$20,437	$22,406
12/31/2022	$19,251	$21,115
1/31/2023	$20,455	$22,442
2/28/2023	$19,948	$21,894
3/31/2023	$20,674	$22,698
4/30/2023	$20,988	$23,052
5/31/2023	$21,073	$23,152
6/30/2023	$22,457	$24,682
7/31/2023	$23,169	$25,475
8/31/2023	$22,790	$25,069
9/30/2023	$21,695	$23,874
10/31/2023	$21,232	$23,372
11/30/2023	$23,164	$25,507
12/31/2023	$24,203	$26,665
1/31/2024	$24,601	$27,114
2/29/2024	$25,906	$28,561
3/31/2024	$26,734	$29,480
4/30/2024	$25,632	$28,276
5/31/2024	$26,895	$29,678
6/30/2024	$27,846	$30,743
7/31/2024	$28,179	$31,117
8/31/2024	$28,851	$31,872
9/30/2024	$29,452	$32,553
10/31/2024	$29,173	$32,258
11/30/2024	$30,876	$34,151
12/31/2024	$30,125	$33,337
1/31/2025	$30,958	$34,265
2/28/2025	$30,544	$33,818
3/31/2025	$28,815	$31,913
4/30/2025	$28,605	$31,696
5/31/2025	$30,393	$33,692
6/30/2025	$31,930	$35,405
7/31/2025	$32,635	$36,199
8/31/2025	$33,287	$36,933
9/30/2025	$34,487	$38,281
10/31/2025	$35,285	$39,178
11/30/2025	$35,355	$39,274
12/31/2025	$35,363	$39,298
1/31/2026	$35,862	$39,868
2/28/2026	$35,575	$39,565
3/31/2026	$33,792	$37,594

Index Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	17.27	11.57	13.62
Class A with Load	10.53	10.25	12.95
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,355,768,073
# of portfolio holdings	505
Portfolio turnover rate	3%
Total advisory fees paid	$0

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	32.9
Financials	12.6
Communication services	10.3
Consumer discretionary	9.8
Health care	9.5
Industrials	9.0
Consumer staples	5.3
Energy	4.0
Utilities	2.6
Materials	2.1
Real estate	1.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.5
Apple, Inc.	6.6
Microsoft Corp.	4.8
Amazon.com, Inc.	3.6
Alphabet, Inc. Class A	3.0
Broadcom, Inc.	2.6
Alphabet, Inc. Class C	2.4
Meta Platforms, Inc. Class A	2.2
Tesla, Inc.	1.8
Berkshire Hathaway, Inc. Class B	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3329 03-26

Annual Shareholder Report

Index Fund

March 31, 2026

Class C

WFINX

This annual shareholder report contains important information about Index Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$129	1.19%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month that ended on March 31, 2026.

Over the period, U.S. large-cap equities performed positively, but underperformed both U.S. small caps and international developed markets.

Changes to the portfolio during the period were minimal. The Fund’s objective is to replicate the performance of the S&P 500 Index before fees. The portfolio management team uses an investment process designed with the goal of controlling trading and implementation costs and reducing tracking error as much as possible.

Energy and communication services were the strongest sectors in the index over the 12-month period. Energy was fueled by elevated oil and gas prices as well as strong free cash flow generation. Communication services benefited from a strong artificial intelligence (AI) growth narrative. Financials and health care produced some of the weakest returns in the S&P 500 Index. Financials struggled due to higher borrowing costs and credit quality concerns. Health care stocks struggled to meaningfully participate as drug price uncertainty and life sciences were a drag on performance.

Total return based on a $10,000 investment

Table Summary
	Class C with Load	S&P 500 Index
3/31/2016	$10,000	$10,000
4/30/2016	$10,029	$10,039
5/31/2016	$10,199	$10,219
6/30/2016	$10,215	$10,246
7/31/2016	$10,580	$10,623
8/31/2016	$10,585	$10,638
9/30/2016	$10,575	$10,640
10/31/2016	$10,373	$10,446
11/30/2016	$10,746	$10,833
12/31/2016	$10,947	$11,047
1/31/2017	$11,144	$11,257
2/28/2017	$11,576	$11,704
3/31/2017	$11,578	$11,717
4/30/2017	$11,686	$11,838
5/31/2017	$11,837	$12,004
6/30/2017	$11,899	$12,079
7/31/2017	$12,132	$12,327
8/31/2017	$12,157	$12,365
9/30/2017	$12,395	$12,620
10/31/2017	$12,672	$12,915
11/30/2017	$13,049	$13,311
12/31/2017	$13,179	$13,459
1/31/2018	$13,921	$14,229
2/28/2018	$13,395	$13,705
3/31/2018	$13,040	$13,357
4/30/2018	$13,078	$13,408
5/31/2018	$13,379	$13,731
6/30/2018	$13,448	$13,815
7/31/2018	$13,933	$14,329
8/31/2018	$14,370	$14,796
9/30/2018	$14,440	$14,881
10/31/2018	$13,437	$13,864
11/30/2018	$13,698	$14,146
12/31/2018	$12,448	$12,869
1/31/2019	$13,436	$13,900
2/28/2019	$13,855	$14,346
3/31/2019	$14,108	$14,625
4/30/2019	$14,667	$15,217
5/31/2019	$13,718	$14,250
6/30/2019	$14,673	$15,255
7/31/2019	$14,867	$15,474
8/31/2019	$14,618	$15,229
9/30/2019	$14,875	$15,514
10/31/2019	$15,183	$15,850
11/30/2019	$15,717	$16,425
12/31/2019	$16,172	$16,921
1/31/2020	$16,150	$16,914
2/29/2020	$14,807	$15,522
3/31/2020	$12,940	$13,605
4/30/2020	$14,585	$15,349
5/31/2020	$15,251	$16,080
6/30/2020	$15,538	$16,399
7/31/2020	$16,397	$17,324
8/31/2020	$17,584	$18,569
9/30/2020	$16,896	$17,864
10/31/2020	$16,430	$17,389
11/30/2020	$18,214	$19,292
12/31/2020	$18,893	$20,034
1/31/2021	$18,682	$19,832
2/28/2021	$19,183	$20,378
3/31/2021	$20,002	$21,271
4/30/2021	$21,048	$22,406
5/31/2021	$21,172	$22,563
6/30/2021	$21,648	$23,089
7/31/2021	$22,136	$23,638
8/31/2021	$22,789	$24,357
9/30/2021	$21,706	$23,224
10/31/2021	$23,203	$24,851
11/30/2021	$23,021	$24,679
12/31/2021	$24,025	$25,785
1/31/2022	$22,760	$24,450
2/28/2022	$22,056	$23,718
3/31/2022	$22,854	$24,599
4/30/2022	$20,840	$22,454
5/31/2022	$20,858	$22,495
6/30/2022	$19,117	$20,638
7/31/2022	$20,858	$22,541
8/31/2022	$19,988	$21,622
9/30/2022	$18,126	$19,631
10/31/2022	$19,579	$21,220
11/30/2022	$20,652	$22,406
12/31/2022	$19,437	$21,115
1/31/2023	$20,638	$22,442
2/28/2023	$20,116	$21,894
3/31/2023	$20,834	$22,698
4/30/2023	$21,141	$23,052
5/31/2023	$21,210	$23,152
6/30/2023	$22,586	$24,682
7/31/2023	$23,290	$25,475
8/31/2023	$22,899	$25,069
9/30/2023	$21,781	$23,874
10/31/2023	$21,302	$23,372
11/30/2023	$23,226	$25,507
12/31/2023	$24,258	$26,665
1/31/2024	$24,639	$27,114
2/29/2024	$25,929	$28,561
3/31/2024	$26,737	$29,480
4/30/2024	$25,636	$28,276
5/31/2024	$26,899	$29,678
6/30/2024	$27,850	$30,743
7/31/2024	$28,183	$31,117
8/31/2024	$28,855	$31,872
9/30/2024	$29,456	$32,553
10/31/2024	$29,177	$32,258
11/30/2024	$30,880	$34,151
12/31/2024	$30,129	$33,337
1/31/2025	$30,962	$34,265
2/28/2025	$30,549	$33,818
3/31/2025	$28,819	$31,913
4/30/2025	$28,609	$31,696
5/31/2025	$30,397	$33,692
6/30/2025	$31,935	$35,405
7/31/2025	$32,639	$36,199
8/31/2025	$33,292	$36,933
9/30/2025	$34,492	$38,281
10/31/2025	$35,290	$39,178
11/30/2025	$35,359	$39,274
12/31/2025	$35,368	$39,298
1/31/2026	$35,867	$39,868
2/28/2026	$35,580	$39,565
3/31/2026	$33,796	$37,594

Index Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	16.40	10.72	12.95
Class C with Load	15.40	10.72	12.95
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,355,768,073
# of portfolio holdings	505
Portfolio turnover rate	3%
Total advisory fees paid	$0

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	32.9
Financials	12.6
Communication services	10.3
Consumer discretionary	9.8
Health care	9.5
Industrials	9.0
Consumer staples	5.3
Energy	4.0
Utilities	2.6
Materials	2.1
Real estate	1.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.5
Apple, Inc.	6.6
Microsoft Corp.	4.8
Amazon.com, Inc.	3.6
Alphabet, Inc. Class A	3.0
Broadcom, Inc.	2.6
Alphabet, Inc. Class C	2.4
Meta Platforms, Inc. Class A	2.2
Tesla, Inc.	1.8
Berkshire Hathaway, Inc. Class B	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3501 03-26

Annual Shareholder Report

Special Small Cap Value Fund

March 31, 2026

Administrator Class

ESPIX

This annual shareholder report contains important information about Special Small Cap Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$120	1.18%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed its benchmark, driven by stock selection. Investors’ risk appetites fluctuated with the ‘tariff tantrum’ leading to a low-quality, high-risk narrow rally. Risk appetites became more balanced in October as investors digested inflation and employment data, unfolding credit concerns, and signs of data center buildout skepticism. In March, the Iran conflict led energy prices to spike, with producers rallying and energy consumers underperforming.

The Fund made minor changes to sector allocation, with an increase in information technology, while reducing exposure to consumer staples. A large contributor was Mueller Industries, Inc., an industrial manufacturer of vital goods with a durable cash flow stream. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. The largest detractor was J&J Snack Foods Corp., on a challenging food backdrop and some transitory issues. J&J’s net-cash balance sheet and strategic self-help initiatives, we believe, are underappreciated.

Total return based on a $10,000 investment

Table Summary
	Administrator Class	Russell 2000® Value Index	Russell 3000® Index
3/31/2016	$10,000	$10,000	$10,000
4/30/2016	$10,118	$10,212	$10,062
5/31/2016	$10,414	$10,399	$10,242
6/30/2016	$10,407	$10,431	$10,263
7/31/2016	$10,849	$10,993	$10,670
8/31/2016	$11,128	$11,267	$10,698
9/30/2016	$11,138	$11,355	$10,714
10/31/2016	$10,857	$10,982	$10,483
11/30/2016	$12,006	$12,440	$10,952
12/31/2016	$12,353	$12,954	$11,165
1/31/2017	$12,378	$12,861	$11,376
2/28/2017	$12,437	$13,047	$11,799
3/31/2017	$12,382	$12,937	$11,807
4/30/2017	$12,462	$12,988	$11,932
5/31/2017	$12,203	$12,583	$12,054
6/30/2017	$12,528	$13,023	$12,163
7/31/2017	$12,510	$13,106	$12,392
8/31/2017	$12,159	$12,784	$12,416
9/30/2017	$13,047	$13,689	$12,719
10/31/2017	$13,251	$13,707	$12,996
11/30/2017	$13,737	$14,103	$13,391
12/31/2017	$13,731	$13,969	$13,525
1/31/2018	$14,119	$14,141	$14,238
2/28/2018	$13,288	$13,434	$13,713
3/31/2018	$13,561	$13,600	$13,438
4/30/2018	$13,592	$13,836	$13,489
5/31/2018	$14,050	$14,641	$13,869
6/30/2018	$14,204	$14,729	$13,960
7/31/2018	$14,547	$14,989	$14,423
8/31/2018	$14,940	$15,346	$14,930
9/30/2018	$14,555	$14,966	$14,955
10/31/2018	$13,138	$13,626	$13,853
11/30/2018	$13,292	$13,845	$14,131
12/31/2018	$11,861	$12,172	$12,816
1/31/2019	$13,155	$13,503	$13,916
2/28/2019	$13,783	$14,028	$14,405
3/31/2019	$13,457	$13,624	$14,616
4/30/2019	$13,957	$14,139	$15,199
5/31/2019	$13,097	$12,984	$14,216
6/30/2019	$13,940	$13,811	$15,214
7/31/2019	$13,994	$13,833	$15,440
8/31/2019	$13,424	$13,061	$15,125
9/30/2019	$14,035	$13,732	$15,391
10/31/2019	$14,184	$14,064	$15,722
11/30/2019	$14,689	$14,394	$16,320
12/31/2019	$15,201	$14,898	$16,791
1/31/2020	$14,637	$14,094	$16,773
2/29/2020	$13,038	$12,725	$15,400
3/31/2020	$10,089	$9,585	$13,282
4/30/2020	$11,271	$10,767	$15,041
5/31/2020	$11,646	$11,076	$15,845
6/30/2020	$11,848	$11,397	$16,207
7/31/2020	$12,117	$11,632	$17,128
8/31/2020	$12,605	$12,259	$18,369
9/30/2020	$12,003	$11,688	$17,700
10/31/2020	$12,365	$12,107	$17,318
11/30/2020	$14,321	$14,444	$19,425
12/31/2020	$15,384	$15,588	$20,298
1/31/2021	$15,870	$16,408	$20,208
2/28/2021	$17,424	$17,950	$20,840
3/31/2021	$18,375	$18,888	$21,587
4/30/2021	$18,911	$19,270	$22,700
5/31/2021	$19,300	$19,869	$22,803
6/30/2021	$18,945	$19,749	$23,365
7/31/2021	$18,438	$19,042	$23,761
8/31/2021	$18,958	$19,552	$24,438
9/30/2021	$18,408	$19,160	$23,342
10/31/2021	$19,131	$19,891	$24,920
11/30/2021	$18,586	$19,211	$24,541
12/31/2021	$19,666	$19,995	$25,507
1/31/2022	$18,727	$18,829	$24,006
2/28/2022	$18,933	$19,141	$23,402
3/31/2022	$18,857	$19,515	$24,161
4/30/2022	$17,814	$18,001	$21,993
5/31/2022	$18,106	$18,346	$21,963
6/30/2022	$16,583	$16,534	$20,126
7/31/2022	$17,783	$18,134	$22,014
8/31/2022	$17,109	$17,561	$21,192
9/30/2022	$15,172	$15,772	$19,227
10/31/2022	$16,866	$17,757	$20,804
11/30/2022	$17,819	$18,300	$21,890
12/31/2022	$16,950	$17,099	$20,608
1/31/2023	$18,628	$18,731	$22,027
2/28/2023	$18,437	$18,299	$21,513
3/31/2023	$17,474	$16,987	$22,088
4/30/2023	$17,164	$16,563	$22,323
5/31/2023	$16,740	$16,237	$22,410
6/30/2023	$18,361	$17,527	$23,940
7/31/2023	$19,195	$18,850	$24,798
8/31/2023	$18,732	$17,943	$24,320
9/30/2023	$17,913	$17,008	$23,161
10/31/2023	$17,036	$15,994	$22,547
11/30/2023	$18,199	$17,433	$24,650
12/31/2023	$20,129	$19,603	$25,957
1/31/2024	$19,632	$18,713	$26,245
2/29/2024	$20,553	$19,325	$27,666
3/31/2024	$21,576	$20,172	$28,558
4/30/2024	$20,348	$18,887	$27,301
5/31/2024	$21,074	$19,770	$28,591
6/30/2024	$20,329	$19,437	$29,476
7/31/2024	$22,136	$21,805	$30,024
8/31/2024	$21,732	$21,396	$30,678
9/30/2024	$21,732	$21,410	$31,313
10/31/2024	$21,230	$21,075	$31,083
11/30/2024	$23,184	$23,108	$33,150
12/31/2024	$21,460	$21,182	$32,137
1/31/2025	$21,678	$21,617	$33,152
2/28/2025	$21,049	$20,790	$32,516
3/31/2025	$20,096	$19,542	$30,620
4/30/2025	$19,008	$18,757	$30,414
5/31/2025	$19,504	$19,545	$32,342
6/30/2025	$19,941	$20,513	$33,985
7/31/2025	$20,287	$20,875	$34,733
8/31/2025	$21,465	$22,643	$35,537
9/30/2025	$20,533	$23,098	$36,764
10/31/2025	$19,914	$23,156	$37,552
11/30/2025	$20,639	$23,807	$37,655
12/31/2025	$20,808	$23,850	$37,647
1/31/2026	$22,027	$25,486	$38,231
2/28/2026	$22,343	$25,977	$38,049
3/31/2026	$20,785	$25,032	$36,157

Special Small Cap Value Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	3.43	2.50	7.59
Russell 2000® Value Index	28.09	5.79	9.61
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$3,113,552,003
# of portfolio holdings	112
Portfolio turnover rate	28%
Total advisory fees paid	$31,520,944

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	23.5
Financials	20.4
Materials	16.6
Information technology	10.5
Consumer discretionary	7.9
Health care	7.7
Consumer staples	6.2
Energy	5.9
Utilities	0.6
Communication services	0.5
Real estate	0.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Innospec, Inc.	3.5
Franklin Electric Co., Inc.	3.3
UMB Financial Corp.	3.1
J&J Snack Foods Corp.	2.8
Avient Corp.	2.4
Hancock Whitney Corp.	2.3
SouthState Bank Corp.	2.2
Alamo Group, Inc.	2.2
UFP Industries, Inc.	2.1
Stewart Information Services Corp.	2.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective April 1, 2026, Tyndale Brickey, CFA, was added as a portfolio manager to the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0737 03-26

Annual Shareholder Report

Special Small Cap Value Fund

March 31, 2026

Class A

ESPAX

This annual shareholder report contains important information about Special Small Cap Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$128	1.26%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed its benchmark, driven by stock selection. Investors’ risk appetites fluctuated with the ‘tariff tantrum’ leading to a low-quality, high-risk narrow rally. Risk appetites became more balanced in October as investors digested inflation and employment data, unfolding credit concerns, and signs of data center buildout skepticism. In March, the Iran conflict led energy prices to spike, with producers rallying and energy consumers underperforming.

The Fund made minor changes to sector allocation, with an increase in information technology, while reducing exposure to consumer staples. A large contributor was Mueller Industries, Inc., an industrial manufacturer of vital goods with a durable cash flow stream. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. The largest detractor was J&J Snack Foods Corp., on a challenging food backdrop and some transitory issues. J&J’s net-cash balance sheet and strategic self-help initiatives, we believe, are underappreciated.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Russell 2000® Value Index	Russell 3000® Index
3/31/2016	$9,426	$10,000	$10,000
4/30/2016	$9,536	$10,212	$10,062
5/31/2016	$9,814	$10,399	$10,242
6/30/2016	$9,807	$10,431	$10,263
7/31/2016	$10,224	$10,993	$10,670
8/31/2016	$10,482	$11,267	$10,698
9/30/2016	$10,492	$11,355	$10,714
10/31/2016	$10,227	$10,982	$10,483
11/30/2016	$11,307	$12,440	$10,952
12/31/2016	$11,633	$12,954	$11,165
1/31/2017	$11,658	$12,861	$11,376
2/28/2017	$11,711	$13,047	$11,799
3/31/2017	$11,658	$12,937	$11,807
4/30/2017	$11,732	$12,988	$11,932
5/31/2017	$11,486	$12,583	$12,054
6/30/2017	$11,792	$13,023	$12,163
7/31/2017	$11,774	$13,106	$12,392
8/31/2017	$11,444	$12,784	$12,416
9/30/2017	$12,277	$13,689	$12,719
10/31/2017	$12,470	$13,707	$12,996
11/30/2017	$12,924	$14,103	$13,391
12/31/2017	$12,919	$13,969	$13,525
1/31/2018	$13,283	$14,141	$14,238
2/28/2018	$12,501	$13,434	$13,713
3/31/2018	$12,756	$13,600	$13,438
4/30/2018	$12,782	$13,836	$13,489
5/31/2018	$13,212	$14,641	$13,869
6/30/2018	$13,353	$14,729	$13,960
7/31/2018	$13,675	$14,989	$14,423
8/31/2018	$14,046	$15,346	$14,930
9/30/2018	$13,683	$14,966	$14,955
10/31/2018	$12,349	$13,626	$13,853
11/30/2018	$12,493	$13,845	$14,131
12/31/2018	$11,147	$12,172	$12,816
1/31/2019	$12,362	$13,503	$13,916
2/28/2019	$12,952	$14,028	$14,405
3/31/2019	$12,645	$13,624	$14,616
4/30/2019	$13,111	$14,139	$15,199
5/31/2019	$12,306	$12,984	$14,216
6/30/2019	$13,095	$13,811	$15,214
7/31/2019	$13,147	$13,833	$15,440
8/31/2019	$12,609	$13,061	$15,125
9/30/2019	$13,183	$13,732	$15,391
10/31/2019	$13,322	$14,064	$15,722
11/30/2019	$13,796	$14,394	$16,320
12/31/2019	$14,271	$14,898	$16,791
1/31/2020	$13,744	$14,094	$16,773
2/29/2020	$12,241	$12,725	$15,400
3/31/2020	$9,473	$9,585	$13,282
4/30/2020	$10,584	$10,767	$15,041
5/31/2020	$10,932	$11,076	$15,845
6/30/2020	$11,119	$11,397	$16,207
7/31/2020	$11,370	$11,632	$17,128
8/31/2020	$11,828	$12,259	$18,369
9/30/2020	$11,264	$11,688	$17,700
10/31/2020	$11,605	$12,107	$17,318
11/30/2020	$13,436	$14,444	$19,425
12/31/2020	$14,436	$15,588	$20,298
1/31/2021	$14,892	$16,408	$20,208
2/28/2021	$16,348	$17,950	$20,840
3/31/2021	$17,235	$18,888	$21,587
4/30/2021	$17,739	$19,270	$22,700
5/31/2021	$18,101	$19,869	$22,803
6/30/2021	$17,767	$19,749	$23,365
7/31/2021	$17,292	$19,042	$23,761
8/31/2021	$17,776	$19,552	$24,438
9/30/2021	$17,259	$19,160	$23,342
10/31/2021	$17,934	$19,891	$24,920
11/30/2021	$17,422	$19,211	$24,541
12/31/2021	$18,437	$19,995	$25,507
1/31/2022	$17,554	$18,829	$24,006
2/28/2022	$17,749	$19,141	$23,402
3/31/2022	$17,675	$19,515	$24,161
4/30/2022	$16,696	$18,001	$21,993
5/31/2022	$16,969	$18,346	$21,963
6/30/2022	$15,540	$16,534	$20,126
7/31/2022	$16,662	$18,134	$22,014
8/31/2022	$16,029	$17,561	$21,192
9/30/2022	$14,214	$15,772	$19,227
10/31/2022	$15,800	$17,757	$20,804
11/30/2022	$16,692	$18,300	$21,890
12/31/2022	$15,877	$17,099	$20,608
1/31/2023	$17,445	$18,731	$22,027
2/28/2023	$17,266	$18,299	$21,513
3/31/2023	$16,365	$16,987	$22,088
4/30/2023	$16,075	$16,563	$22,323
5/31/2023	$15,670	$16,237	$22,410
6/30/2023	$17,188	$17,527	$23,940
7/31/2023	$17,974	$18,850	$24,798
8/31/2023	$17,533	$17,943	$24,320
9/30/2023	$16,769	$17,008	$23,161
10/31/2023	$15,946	$15,994	$22,547
11/30/2023	$17,031	$17,433	$24,650
12/31/2023	$18,838	$19,603	$25,957
1/31/2024	$18,373	$18,713	$26,245
2/29/2024	$19,232	$19,325	$27,666
3/31/2024	$20,186	$20,172	$28,558
4/30/2024	$19,035	$18,887	$27,301
5/31/2024	$19,716	$19,770	$28,591
6/30/2024	$19,021	$19,437	$29,476
7/31/2024	$20,708	$21,805	$30,024
8/31/2024	$20,332	$21,396	$30,678
9/30/2024	$20,327	$21,410	$31,313
10/31/2024	$19,857	$21,075	$31,083
11/30/2024	$21,685	$23,108	$33,150
12/31/2024	$20,065	$21,182	$32,137
1/31/2025	$20,271	$21,617	$33,152
2/28/2025	$19,679	$20,790	$32,516
3/31/2025	$18,788	$19,542	$30,620
4/30/2025	$17,769	$18,757	$30,414
5/31/2025	$18,232	$19,545	$32,342
6/30/2025	$18,639	$20,513	$33,985
7/31/2025	$18,963	$20,875	$34,733
8/31/2025	$20,065	$22,643	$35,537
9/30/2025	$19,190	$23,098	$36,764
10/31/2025	$18,608	$23,156	$37,552
11/30/2025	$19,287	$23,807	$37,655
12/31/2025	$19,442	$23,850	$37,647
1/31/2026	$20,578	$25,486	$38,231
2/28/2026	$20,878	$25,977	$38,049
3/31/2026	$19,415	$25,032	$36,157

Special Small Cap Value Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.34	2.41	7.49
Class A with Load	(2.62)	1.21	6.86
Russell 2000® Value Index	28.09	5.79	9.61
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$3,113,552,003
# of portfolio holdings	112
Portfolio turnover rate	28%
Total advisory fees paid	$31,520,944

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	23.5
Financials	20.4
Materials	16.6
Information technology	10.5
Consumer discretionary	7.9
Health care	7.7
Consumer staples	6.2
Energy	5.9
Utilities	0.6
Communication services	0.5
Real estate	0.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Innospec, Inc.	3.5
Franklin Electric Co., Inc.	3.3
UMB Financial Corp.	3.1
J&J Snack Foods Corp.	2.8
Avient Corp.	2.4
Hancock Whitney Corp.	2.3
SouthState Bank Corp.	2.2
Alamo Group, Inc.	2.2
UFP Industries, Inc.	2.1
Stewart Information Services Corp.	2.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective April 1, 2026, Tyndale Brickey, CFA, was added as a portfolio manager to the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0637 03-26

Annual Shareholder Report

Special Small Cap Value Fund

March 31, 2026

Class R6

ESPRX

This annual shareholder report contains important information about Special Small Cap Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$86	0.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed its benchmark, driven by stock selection. Investors’ risk appetites fluctuated with the ‘tariff tantrum’ leading to a low-quality, high-risk narrow rally. Risk appetites became more balanced in October as investors digested inflation and employment data, unfolding credit concerns, and signs of data center buildout skepticism. In March, the Iran conflict led energy prices to spike, with producers rallying and energy consumers underperforming.

The Fund made minor changes to sector allocation, with an increase in information technology, while reducing exposure to consumer staples. A large contributor was Mueller Industries, Inc., an industrial manufacturer of vital goods with a durable cash flow stream. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. The largest detractor was J&J Snack Foods Corp., on a challenging food backdrop and some transitory issues. J&J’s net-cash balance sheet and strategic self-help initiatives, we believe, are underappreciated.

Total return based on a $10,000 investment

Table Summary
	Class R6	Russell 2000® Value Index	Russell 3000® Index
3/31/2016	$10,000	$10,000	$10,000
4/30/2016	$10,118	$10,212	$10,062
5/31/2016	$10,418	$10,399	$10,242
6/30/2016	$10,414	$10,431	$10,263
7/31/2016	$10,860	$10,993	$10,670
8/31/2016	$11,139	$11,267	$10,698
9/30/2016	$11,157	$11,355	$10,714
10/31/2016	$10,875	$10,982	$10,483
11/30/2016	$12,031	$12,440	$10,952
12/31/2016	$12,382	$12,954	$11,165
1/31/2017	$12,411	$12,861	$11,376
2/28/2017	$12,474	$13,047	$11,799
3/31/2017	$12,422	$12,937	$11,807
4/30/2017	$12,503	$12,988	$11,932
5/31/2017	$12,247	$12,583	$12,054
6/30/2017	$12,580	$13,023	$12,163
7/31/2017	$12,561	$13,106	$12,392
8/31/2017	$12,214	$12,784	$12,416
9/30/2017	$13,107	$13,689	$12,719
10/31/2017	$13,319	$13,707	$12,996
11/30/2017	$13,810	$14,103	$13,391
12/31/2017	$13,809	$13,969	$13,525
1/31/2018	$14,204	$14,141	$14,238
2/28/2018	$13,371	$13,434	$13,713
3/31/2018	$13,646	$13,600	$13,438
4/30/2018	$13,681	$13,836	$13,489
5/31/2018	$14,146	$14,641	$13,869
6/30/2018	$14,304	$14,729	$13,960
7/31/2018	$14,657	$14,989	$14,423
8/31/2018	$15,055	$15,346	$14,930
9/30/2018	$14,672	$14,966	$14,955
10/31/2018	$13,247	$13,626	$13,853
11/30/2018	$13,406	$13,845	$14,131
12/31/2018	$11,965	$12,172	$12,816
1/31/2019	$13,276	$13,503	$13,916
2/28/2019	$13,911	$14,028	$14,405
3/31/2019	$13,589	$13,624	$14,616
4/30/2019	$14,094	$14,139	$15,199
5/31/2019	$13,230	$12,984	$14,216
6/30/2019	$14,086	$13,811	$15,214
7/31/2019	$14,149	$13,833	$15,440
8/31/2019	$13,573	$13,061	$15,125
9/30/2019	$14,195	$13,732	$15,391
10/31/2019	$14,353	$14,064	$15,722
11/30/2019	$14,867	$14,394	$16,320
12/31/2019	$15,388	$14,898	$16,791
1/31/2020	$14,826	$14,094	$16,773
2/29/2020	$13,206	$12,725	$15,400
3/31/2020	$10,222	$9,585	$13,282
4/30/2020	$11,424	$10,767	$15,041
5/31/2020	$11,808	$11,076	$15,845
6/30/2020	$12,012	$11,397	$16,207
7/31/2020	$12,289	$11,632	$17,128
8/31/2020	$12,788	$12,259	$18,369
9/30/2020	$12,183	$11,688	$17,700
10/31/2020	$12,554	$12,107	$17,318
11/30/2020	$14,544	$14,444	$19,425
12/31/2020	$15,629	$15,588	$20,298
1/31/2021	$16,127	$16,408	$20,208
2/28/2021	$17,712	$17,950	$20,840
3/31/2021	$18,682	$18,888	$21,587
4/30/2021	$19,236	$19,270	$22,700
5/31/2021	$19,631	$19,869	$22,803
6/30/2021	$19,275	$19,749	$23,365
7/31/2021	$18,768	$19,042	$23,761
8/31/2021	$19,305	$19,552	$24,438
9/30/2021	$18,747	$19,160	$23,342
10/31/2021	$19,489	$19,891	$24,920
11/30/2021	$18,940	$19,211	$24,541
12/31/2021	$20,047	$19,995	$25,507
1/31/2022	$19,094	$18,829	$24,006
2/28/2022	$19,314	$19,141	$23,402
3/31/2022	$19,241	$19,515	$24,161
4/30/2022	$18,182	$18,001	$21,993
5/31/2022	$18,484	$18,346	$21,963
6/30/2022	$16,931	$16,534	$20,126
7/31/2022	$18,164	$18,134	$22,014
8/31/2022	$17,481	$17,561	$21,192
9/30/2022	$15,505	$15,772	$19,227
10/31/2022	$17,242	$17,757	$20,804
11/30/2022	$18,219	$18,300	$21,890
12/31/2022	$17,338	$17,099	$20,608
1/31/2023	$19,060	$18,731	$22,027
2/28/2023	$18,870	$18,299	$21,513
3/31/2023	$17,889	$16,987	$22,088
4/30/2023	$17,577	$16,563	$22,323
5/31/2023	$17,147	$16,237	$22,410
6/30/2023	$18,811	$17,527	$23,940
7/31/2023	$19,675	$18,850	$24,798
8/31/2023	$19,202	$17,943	$24,320
9/30/2023	$18,372	$17,008	$23,161
10/31/2023	$17,474	$15,994	$22,547
11/30/2023	$18,675	$17,433	$24,650
12/31/2023	$20,659	$19,603	$25,957
1/31/2024	$20,159	$18,713	$26,245
2/29/2024	$21,110	$19,325	$27,666
3/31/2024	$22,161	$20,172	$28,558
4/30/2024	$20,905	$18,887	$27,301
5/31/2024	$21,660	$19,770	$28,591
6/30/2024	$20,905	$19,437	$29,476
7/31/2024	$22,766	$21,805	$30,024
8/31/2024	$22,356	$21,396	$30,678
9/30/2024	$22,361	$21,410	$31,313
10/31/2024	$21,856	$21,075	$31,083
11/30/2024	$23,872	$23,108	$33,150
12/31/2024	$22,097	$21,182	$32,137
1/31/2025	$22,333	$21,617	$33,152
2/28/2025	$21,691	$20,790	$32,516
3/31/2025	$20,713	$19,542	$30,620
4/30/2025	$19,599	$18,757	$30,414
5/31/2025	$20,115	$19,545	$32,342
6/30/2025	$20,571	$20,513	$33,985
7/31/2025	$20,938	$20,875	$34,733
8/31/2025	$22,158	$22,643	$35,537
9/30/2025	$21,202	$23,098	$36,764
10/31/2025	$20,565	$23,156	$37,552
11/30/2025	$21,323	$23,807	$37,655
12/31/2025	$21,501	$23,850	$37,647
1/31/2026	$22,766	$25,486	$38,231
2/28/2026	$23,105	$25,977	$38,049
3/31/2026	$21,495	$25,032	$36,157

Special Small Cap Value Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	3.77	2.84	7.95
Russell 2000® Value Index	28.09	5.79	9.61
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$3,113,552,003
# of portfolio holdings	112
Portfolio turnover rate	28%
Total advisory fees paid	$31,520,944

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	23.5
Financials	20.4
Materials	16.6
Information technology	10.5
Consumer discretionary	7.9
Health care	7.7
Consumer staples	6.2
Energy	5.9
Utilities	0.6
Communication services	0.5
Real estate	0.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Innospec, Inc.	3.5
Franklin Electric Co., Inc.	3.3
UMB Financial Corp.	3.1
J&J Snack Foods Corp.	2.8
Avient Corp.	2.4
Hancock Whitney Corp.	2.3
SouthState Bank Corp.	2.2
Alamo Group, Inc.	2.2
UFP Industries, Inc.	2.1
Stewart Information Services Corp.	2.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective April 1, 2026, Tyndale Brickey, CFA, was added as a portfolio manager to the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4667 03-26

Annual Shareholder Report

Special Small Cap Value Fund

March 31, 2026

Institutional Class

ESPNX

This annual shareholder report contains important information about Special Small Cap Value Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$96	0.94%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed its benchmark, driven by stock selection. Investors’ risk appetites fluctuated with the ‘tariff tantrum’ leading to a low-quality, high-risk narrow rally. Risk appetites became more balanced in October as investors digested inflation and employment data, unfolding credit concerns, and signs of data center buildout skepticism. In March, the Iran conflict led energy prices to spike, with producers rallying and energy consumers underperforming.

The Fund made minor changes to sector allocation, with an increase in information technology, while reducing exposure to consumer staples. A large contributor was Mueller Industries, Inc., an industrial manufacturer of vital goods with a durable cash flow stream. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. The largest detractor was J&J Snack Foods Corp., on a challenging food backdrop and some transitory issues. J&J’s net-cash balance sheet and strategic self-help initiatives, we believe, are underappreciated.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Russell 2000® Value Index	Russell 3000® Index
3/31/2016	$10,000	$10,000	$10,000
4/30/2016	$10,118	$10,212	$10,062
5/31/2016	$10,414	$10,399	$10,242
6/30/2016	$10,414	$10,431	$10,263
7/31/2016	$10,856	$10,993	$10,670
8/31/2016	$11,138	$11,267	$10,698
9/30/2016	$11,152	$11,355	$10,714
10/31/2016	$10,870	$10,982	$10,483
11/30/2016	$12,026	$12,440	$10,952
12/31/2016	$12,376	$12,954	$11,165
1/31/2017	$12,406	$12,861	$11,376
2/28/2017	$12,468	$13,047	$11,799
3/31/2017	$12,413	$12,937	$11,807
4/30/2017	$12,493	$12,988	$11,932
5/31/2017	$12,237	$12,583	$12,054
6/30/2017	$12,567	$13,023	$12,163
7/31/2017	$12,552	$13,106	$12,392
8/31/2017	$12,205	$12,784	$12,416
9/30/2017	$13,097	$13,689	$12,719
10/31/2017	$13,305	$13,707	$12,996
11/30/2017	$13,795	$14,103	$13,391
12/31/2017	$13,794	$13,969	$13,525
1/31/2018	$14,188	$14,141	$14,238
2/28/2018	$13,353	$13,434	$13,713
3/31/2018	$13,632	$13,600	$13,438
4/30/2018	$13,663	$13,836	$13,489
5/31/2018	$14,126	$14,641	$13,869
6/30/2018	$14,285	$14,729	$13,960
7/31/2018	$14,633	$14,989	$14,423
8/31/2018	$15,031	$15,346	$14,930
9/30/2018	$14,648	$14,966	$14,955
10/31/2018	$13,226	$13,626	$13,853
11/30/2018	$13,384	$13,845	$14,131
12/31/2018	$11,944	$12,172	$12,816
1/31/2019	$13,252	$13,503	$13,916
2/28/2019	$13,885	$14,028	$14,405
3/31/2019	$13,564	$13,624	$14,616
4/30/2019	$14,064	$14,139	$15,199
5/31/2019	$13,206	$12,984	$14,216
6/30/2019	$14,055	$13,811	$15,214
7/31/2019	$14,114	$13,833	$15,440
8/31/2019	$13,543	$13,061	$15,125
9/30/2019	$14,159	$13,732	$15,391
10/31/2019	$14,318	$14,064	$15,722
11/30/2019	$14,830	$14,394	$16,320
12/31/2019	$15,347	$14,898	$16,791
1/31/2020	$14,782	$14,094	$16,773
2/29/2020	$13,167	$12,725	$15,400
3/31/2020	$10,193	$9,585	$13,282
4/30/2020	$11,391	$10,767	$15,041
5/31/2020	$11,770	$11,076	$15,845
6/30/2020	$11,978	$11,397	$16,207
7/31/2020	$12,250	$11,632	$17,128
8/31/2020	$12,747	$12,259	$18,369
9/30/2020	$12,143	$11,688	$17,700
10/31/2020	$12,513	$12,107	$17,318
11/30/2020	$14,493	$14,444	$19,425
12/31/2020	$15,571	$15,588	$20,298
1/31/2021	$16,067	$16,408	$20,208
2/28/2021	$17,645	$17,950	$20,840
3/31/2021	$18,612	$18,888	$21,587
4/30/2021	$19,159	$19,270	$22,700
5/31/2021	$19,553	$19,869	$22,803
6/30/2021	$19,198	$19,749	$23,365
7/31/2021	$18,689	$19,042	$23,761
8/31/2021	$19,219	$19,552	$24,438
9/30/2021	$18,667	$19,160	$23,342
10/31/2021	$19,403	$19,891	$24,920
11/30/2021	$18,851	$19,211	$24,541
12/31/2021	$19,953	$19,995	$25,507
1/31/2022	$19,004	$18,829	$24,006
2/28/2022	$19,223	$19,141	$23,402
3/31/2022	$19,146	$19,515	$24,161
4/30/2022	$18,092	$18,001	$21,993
5/31/2022	$18,393	$18,346	$21,963
6/30/2022	$16,847	$16,534	$20,126
7/31/2022	$18,069	$18,134	$22,014
8/31/2022	$17,385	$17,561	$21,192
9/30/2022	$15,424	$15,772	$19,227
10/31/2022	$17,153	$17,757	$20,804
11/30/2022	$18,119	$18,300	$21,890
12/31/2022	$17,242	$17,099	$20,608
1/31/2023	$18,949	$18,731	$22,027
2/28/2023	$18,760	$18,299	$21,513
3/31/2023	$17,785	$16,987	$22,088
4/30/2023	$17,475	$16,563	$22,323
5/31/2023	$17,043	$16,237	$22,410
6/30/2023	$18,697	$17,527	$23,940
7/31/2023	$19,555	$18,850	$24,798
8/31/2023	$19,085	$17,943	$24,320
9/30/2023	$18,255	$17,008	$23,161
10/31/2023	$17,363	$15,994	$22,547
11/30/2023	$18,551	$17,433	$24,650
12/31/2023	$20,522	$19,603	$25,957
1/31/2024	$20,025	$18,713	$26,245
2/29/2024	$20,965	$19,325	$27,666
3/31/2024	$22,013	$20,172	$28,558
4/30/2024	$20,761	$18,887	$27,301
5/31/2024	$21,511	$19,770	$28,591
6/30/2024	$20,756	$19,437	$29,476
7/31/2024	$22,599	$21,805	$30,024
8/31/2024	$22,197	$21,396	$30,678
9/30/2024	$22,197	$21,410	$31,313
10/31/2024	$21,690	$21,075	$31,083
11/30/2024	$23,693	$23,108	$33,150
12/31/2024	$21,935	$21,182	$32,137
1/31/2025	$22,158	$21,617	$33,152
2/28/2025	$21,521	$20,790	$32,516
3/31/2025	$20,552	$19,542	$30,620
4/30/2025	$19,440	$18,757	$30,414
5/31/2025	$19,952	$19,545	$32,342
6/30/2025	$20,405	$20,513	$33,985
7/31/2025	$20,764	$20,875	$34,733
8/31/2025	$21,979	$22,643	$35,537
9/30/2025	$21,025	$23,098	$36,764
10/31/2025	$20,394	$23,156	$37,552
11/30/2025	$21,140	$23,807	$37,655
12/31/2025	$21,318	$23,850	$37,647
1/31/2026	$22,573	$25,486	$38,231
2/28/2026	$22,902	$25,977	$38,049
3/31/2026	$21,307	$25,032	$36,157

Special Small Cap Value Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.67	2.74	7.86
Russell 2000® Value Index	28.09	5.79	9.61
Russell 3000® Index	18.09	10.87	13.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$3,113,552,003
# of portfolio holdings	112
Portfolio turnover rate	28%
Total advisory fees paid	$31,520,944

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	23.5
Financials	20.4
Materials	16.6
Information technology	10.5
Consumer discretionary	7.9
Health care	7.7
Consumer staples	6.2
Energy	5.9
Utilities	0.6
Communication services	0.5
Real estate	0.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Innospec, Inc.	3.5
Franklin Electric Co., Inc.	3.3
UMB Financial Corp.	3.1
J&J Snack Foods Corp.	2.8
Avient Corp.	2.4
Hancock Whitney Corp.	2.3
SouthState Bank Corp.	2.2
Alamo Group, Inc.	2.2
UFP Industries, Inc.	2.1
Stewart Information Services Corp.	2.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective April 1, 2026, Tyndale Brickey, CFA, was added as a portfolio manager to the Fund. Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4143 03-26

Annual Shareholder Report

Utility and Telecommunications Fund

March 31, 2026

Class A

EVUAX

This annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$110	1.02%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500 Utilities Index, for the 12-month period that ended March 31, 2026. Utilities stocks outperformed the broader market for the period. Overall, non-utilities holdings significantly underperformed the utilities benchmark while selection within utilities contributed to performance.

The U.S. appears to be entering an era of rising electricity demand driven primarily by the proliferation of data centers, which has led to increased growth forecasts for numerous utilities. Along with reasonable valuation, this has provided support for strong stock performance.

The largest contributor to relative performance was owning Alphabet, Inc., which significantly outperformed. Other contributors included not owning PG&E Corp. for most of the period, not owning Consolidated Edison, Inc., and a new position in PPL Corp. The largest detractor was owning American Tower Corp., which provided guidance below estimates on concerns over its domestic revenue outlook. Other detractors included not owning NRG Energy, Inc., which performed very well in 2025 on rising forecasts for electricity growth, and positions in UnitedHealth Group, Inc., and Comcast Corp., both of which were sold during the period.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	S&P 500 Utilities Index	S&P 500 Index
3/31/2016	$9,425	$10,000	$10,000
4/30/2016	$9,354	$9,759	$10,039
5/31/2016	$9,591	$9,906	$10,219
6/30/2016	$10,275	$10,679	$10,246
7/31/2016	$10,250	$10,606	$10,623
8/31/2016	$9,607	$10,009	$10,638
9/30/2016	$9,653	$10,049	$10,640
10/31/2016	$9,562	$10,136	$10,446
11/30/2016	$9,292	$9,589	$10,833
12/31/2016	$9,670	$10,063	$11,047
1/31/2017	$9,762	$10,189	$11,257
2/28/2017	$10,186	$10,726	$11,704
3/31/2017	$10,261	$10,706	$11,717
4/30/2017	$10,476	$10,790	$11,838
5/31/2017	$10,835	$11,247	$12,004
6/30/2017	$10,555	$10,943	$12,079
7/31/2017	$10,818	$11,210	$12,327
8/31/2017	$11,112	$11,575	$12,365
9/30/2017	$10,909	$11,257	$12,620
10/31/2017	$11,245	$11,697	$12,915
11/30/2017	$11,565	$12,019	$13,311
12/31/2017	$10,991	$11,281	$13,459
1/31/2018	$10,793	$10,935	$14,229
2/28/2018	$10,316	$10,513	$13,705
3/31/2018	$10,671	$10,908	$13,357
4/30/2018	$10,911	$11,137	$13,408
5/31/2018	$10,687	$11,012	$13,731
6/30/2018	$10,957	$11,317	$13,815
7/31/2018	$11,187	$11,528	$14,329
8/31/2018	$11,480	$11,657	$14,796
9/30/2018	$11,509	$11,587	$14,881
10/31/2018	$11,425	$11,813	$13,864
11/30/2018	$12,034	$12,237	$14,146
12/31/2018	$11,349	$11,744	$12,869
1/31/2019	$11,900	$12,147	$13,900
2/28/2019	$12,350	$12,652	$14,346
3/31/2019	$12,761	$13,018	$14,625
4/30/2019	$12,942	$13,138	$15,217
5/31/2019	$12,947	$13,038	$14,250
6/30/2019	$13,455	$13,470	$15,255
7/31/2019	$13,439	$13,433	$15,474
8/31/2019	$13,844	$14,126	$15,229
9/30/2019	$14,186	$14,727	$15,514
10/31/2019	$14,143	$14,615	$15,850
11/30/2019	$14,009	$14,345	$16,425
12/31/2019	$14,469	$14,839	$16,921
1/31/2020	$15,213	$15,826	$16,914
2/29/2020	$13,914	$14,262	$15,522
3/31/2020	$12,766	$12,835	$13,605
4/30/2020	$13,386	$13,248	$15,349
5/31/2020	$13,955	$13,831	$16,080
6/30/2020	$13,425	$13,186	$16,399
7/31/2020	$14,446	$14,216	$17,324
8/31/2020	$14,389	$13,839	$18,569
9/30/2020	$14,212	$13,995	$17,864
10/31/2020	$14,525	$14,701	$17,389
11/30/2020	$14,971	$14,806	$19,292
12/31/2020	$15,081	$14,910	$20,034
1/31/2021	$14,693	$14,774	$19,832
2/28/2021	$14,176	$13,870	$20,378
3/31/2021	$15,476	$15,328	$21,271
4/30/2021	$16,175	$15,983	$22,406
5/31/2021	$15,880	$15,604	$22,563
6/30/2021	$15,609	$15,265	$23,089
7/31/2021	$16,260	$15,927	$23,638
8/31/2021	$16,658	$16,560	$24,357
9/30/2021	$15,654	$15,536	$23,224
10/31/2021	$16,112	$16,272	$24,851
11/30/2021	$15,713	$16,003	$24,679
12/31/2021	$17,185	$17,545	$25,785
1/31/2022	$16,614	$16,971	$24,450
2/28/2022	$16,271	$16,657	$23,718
3/31/2022	$17,585	$18,383	$24,599
4/30/2022	$16,791	$17,601	$22,454
5/31/2022	$17,396	$18,362	$22,495
6/30/2022	$16,553	$17,448	$20,638
7/31/2022	$17,351	$18,408	$22,541
8/31/2022	$17,170	$18,501	$21,622
9/30/2022	$15,289	$16,403	$19,631
10/31/2022	$15,735	$16,740	$21,220
11/30/2022	$16,842	$17,915	$22,406
12/31/2022	$16,597	$17,820	$21,115
1/31/2023	$16,506	$17,464	$22,442
2/28/2023	$15,545	$16,434	$21,894
3/31/2023	$16,152	$17,242	$22,698
4/30/2023	$16,388	$17,564	$23,052
5/31/2023	$15,479	$16,534	$23,152
6/30/2023	$15,832	$16,806	$24,682
7/31/2023	$16,171	$17,222	$25,475
8/31/2023	$15,475	$16,161	$25,069
9/30/2023	$14,593	$15,252	$23,874
10/31/2023	$14,713	$15,448	$23,372
11/30/2023	$15,486	$16,247	$25,507
12/31/2023	$15,735	$16,558	$26,665
1/31/2024	$15,466	$16,059	$27,114
2/29/2024	$15,610	$16,239	$28,561
3/31/2024	$16,438	$17,314	$29,480
4/30/2024	$16,332	$17,599	$28,276
5/31/2024	$17,487	$19,178	$29,678
6/30/2024	$16,822	$18,121	$30,743
7/31/2024	$17,868	$19,350	$31,117
8/31/2024	$18,497	$20,291	$31,872
9/30/2024	$19,647	$21,630	$32,553
10/31/2024	$19,423	$21,409	$32,258
11/30/2024	$19,998	$22,199	$34,151
12/31/2024	$18,516	$20,437	$33,337
1/31/2025	$19,179	$21,036	$34,265
2/28/2025	$19,520	$21,392	$33,818
3/31/2025	$19,422	$21,447	$31,913
4/30/2025	$19,342	$21,467	$31,696
5/31/2025	$20,038	$22,290	$33,692
6/30/2025	$20,317	$22,361	$35,405
7/31/2025	$21,148	$23,465	$36,199
8/31/2025	$20,905	$23,093	$36,933
9/30/2025	$21,598	$24,053	$38,281
10/31/2025	$21,944	$24,559	$39,178
11/30/2025	$22,391	$24,994	$39,274
12/31/2025	$21,361	$23,716	$39,298
1/31/2026	$21,639	$24,040	$39,868
2/28/2026	$23,420	$26,527	$39,565
3/31/2026	$22,477	$25,675	$37,594

Utility and Telecommunications Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	15.73	7.75	9.08
Class A with Load	9.07	6.48	8.44
S&P 500 Utilities Index	19.71	10.87	9.89
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$355,705,056
# of portfolio holdings	34
Portfolio turnover rate	13%
Total advisory fees paid	$1,864,331

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Utilities	85.3
Communication services	6.8
Information technology	2.6
Real estate	2.0
Health care	1.2
Consumer discretionary	1.1
Financials	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NextEra Energy, Inc.	13.4
Southern Co.	6.4
Constellation Energy Corp.	6.4
Entergy Corp.	4.5
Duke Energy Corp.	4.3
American Electric Power Co., Inc.	4.2
Atmos Energy Corp.	4.0
Vistra Corp.	4.0
Sempra	3.6
Ameren Corp.	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0667 03-26

Annual Shareholder Report

Utility and Telecommunications Fund

March 31, 2026

Institutional Class

EVUYX

This annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$78	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500 Utilities Index, for the 12-month period that ended March 31, 2026. Utilities stocks outperformed the broader market for the period. Overall, non-utilities holdings significantly underperformed the utilities benchmark while selection within utilities contributed to performance.

The U.S. appears to be entering an era of rising electricity demand driven primarily by the proliferation of data centers, which has led to increased growth forecasts for numerous utilities. Along with reasonable valuation, this has provided support for strong stock performance.

The largest contributor to relative performance was owning Alphabet, Inc., which significantly outperformed. Other contributors included not owning PG&E Corp. for most of the period, not owning Consolidated Edison, Inc., and a new position in PPL Corp. The largest detractor was owning American Tower Corp., which provided guidance below estimates on concerns over its domestic revenue outlook. Other detractors included not owning NRG Energy, Inc., which performed very well in 2025 on rising forecasts for electricity growth, and positions in UnitedHealth Group, Inc., and Comcast Corp., both of which were sold during the period.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	S&P 500 Utilities Index	S&P 500 Index
3/31/2016	$10,000	$10,000	$10,000
4/30/2016	$9,925	$9,759	$10,039
5/31/2016	$10,182	$9,906	$10,219
6/30/2016	$10,912	$10,679	$10,246
7/31/2016	$10,891	$10,606	$10,623
8/31/2016	$10,213	$10,009	$10,638
9/30/2016	$10,267	$10,049	$10,640
10/31/2016	$10,170	$10,136	$10,446
11/30/2016	$9,883	$9,589	$10,833
12/31/2016	$10,290	$10,063	$11,047
1/31/2017	$10,388	$10,189	$11,257
2/28/2017	$10,844	$10,726	$11,704
3/31/2017	$10,926	$10,706	$11,717
4/30/2017	$11,161	$10,790	$11,838
5/31/2017	$11,549	$11,247	$12,004
6/30/2017	$11,251	$10,943	$12,079
7/31/2017	$11,537	$11,210	$12,327
8/31/2017	$11,850	$11,575	$12,365
9/30/2017	$11,643	$11,257	$12,620
10/31/2017	$11,997	$11,697	$12,915
11/30/2017	$12,350	$12,019	$13,311
12/31/2017	$11,739	$11,281	$13,459
1/31/2018	$11,533	$10,935	$14,229
2/28/2018	$11,023	$10,513	$13,705
3/31/2018	$11,405	$10,908	$13,357
4/30/2018	$11,668	$11,137	$13,408
5/31/2018	$11,428	$11,012	$13,731
6/30/2018	$11,722	$11,317	$13,815
7/31/2018	$11,968	$11,528	$14,329
8/31/2018	$12,288	$11,657	$14,796
9/30/2018	$12,324	$11,587	$14,881
10/31/2018	$12,239	$11,813	$13,864
11/30/2018	$12,898	$12,237	$14,146
12/31/2018	$12,160	$11,744	$12,869
1/31/2019	$12,756	$12,147	$13,900
2/28/2019	$13,239	$12,652	$14,346
3/31/2019	$13,690	$13,018	$14,625
4/30/2019	$13,883	$13,138	$15,217
5/31/2019	$13,900	$13,038	$14,250
6/30/2019	$14,447	$13,470	$15,255
7/31/2019	$14,430	$13,433	$15,474
8/31/2019	$14,870	$14,126	$15,229
9/30/2019	$15,245	$14,727	$15,514
10/31/2019	$15,204	$14,615	$15,850
11/30/2019	$15,061	$14,345	$16,425
12/31/2019	$15,555	$14,839	$16,921
1/31/2020	$16,361	$15,826	$16,914
2/29/2020	$14,971	$14,262	$15,522
3/31/2020	$13,741	$12,835	$13,605
4/30/2020	$14,408	$13,248	$15,349
5/31/2020	$15,028	$13,831	$16,080
6/30/2020	$14,462	$13,186	$16,399
7/31/2020	$15,563	$14,216	$17,324
8/31/2020	$15,508	$13,839	$18,569
9/30/2020	$15,324	$13,995	$17,864
10/31/2020	$15,660	$14,701	$17,389
11/30/2020	$16,149	$14,806	$19,292
12/31/2020	$16,273	$14,910	$20,034
1/31/2021	$15,854	$14,774	$19,832
2/28/2021	$15,304	$13,870	$20,378
3/31/2021	$16,712	$15,328	$21,271
4/30/2021	$17,467	$15,983	$22,406
5/31/2021	$17,155	$15,604	$22,563
6/30/2021	$16,860	$15,265	$23,089
7/31/2021	$17,580	$15,927	$23,638
8/31/2021	$18,003	$16,560	$24,357
9/30/2021	$16,932	$15,536	$23,224
10/31/2021	$17,427	$16,272	$24,851
11/30/2021	$17,003	$16,003	$24,679
12/31/2021	$18,603	$17,545	$25,785
1/31/2022	$17,984	$16,971	$24,450
2/28/2022	$17,622	$16,657	$23,718
3/31/2022	$19,040	$18,383	$24,599
4/30/2022	$18,189	$17,601	$22,454
5/31/2022	$18,854	$18,362	$22,495
6/30/2022	$17,946	$17,448	$20,638
7/31/2022	$18,811	$18,408	$22,541
8/31/2022	$18,624	$18,501	$21,622
9/30/2022	$16,589	$16,403	$19,631
10/31/2022	$17,073	$16,740	$21,220
11/30/2022	$18,274	$17,915	$22,406
12/31/2022	$18,015	$17,820	$21,115
1/31/2023	$17,927	$17,464	$22,442
2/28/2023	$16,883	$16,434	$21,894
3/31/2023	$17,555	$17,242	$22,698
4/30/2023	$17,812	$17,564	$23,052
5/31/2023	$16,833	$16,534	$23,152
6/30/2023	$17,212	$16,806	$24,682
7/31/2023	$17,591	$17,222	$25,475
8/31/2023	$16,844	$16,161	$25,069
9/30/2023	$15,888	$15,252	$23,874
10/31/2023	$16,018	$15,448	$23,372
11/30/2023	$16,870	$16,247	$25,507
12/31/2023	$17,137	$16,558	$26,665
1/31/2024	$16,854	$16,059	$27,114
2/29/2024	$17,011	$16,239	$28,561
3/31/2024	$17,916	$17,314	$29,480
4/30/2024	$17,811	$17,599	$28,276
5/31/2024	$19,071	$19,178	$29,678
6/30/2024	$18,354	$18,121	$30,743
7/31/2024	$19,496	$19,350	$31,117
8/31/2024	$20,183	$20,291	$31,872
9/30/2024	$21,446	$21,630	$32,553
10/31/2024	$21,212	$21,409	$32,258
11/30/2024	$21,840	$22,199	$34,151
12/31/2024	$20,228	$20,437	$33,337
1/31/2025	$20,952	$21,036	$34,265
2/28/2025	$21,326	$21,392	$33,818
3/31/2025	$21,223	$21,447	$31,913
4/30/2025	$21,146	$21,467	$31,696
5/31/2025	$21,908	$22,290	$33,692
6/30/2025	$22,219	$22,361	$35,405
7/31/2025	$23,141	$23,465	$36,199
8/31/2025	$22,874	$23,093	$36,933
9/30/2025	$23,642	$24,053	$38,281
10/31/2025	$24,021	$24,559	$39,178
11/30/2025	$24,523	$24,994	$39,274
12/31/2025	$23,392	$23,716	$39,298
1/31/2026	$23,708	$24,040	$39,868
2/28/2026	$25,662	$26,527	$39,565
3/31/2026	$24,634	$25,675	$37,594

Utility and Telecommunications Fund

Annual Shareholder Report | March 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	16.07	8.07	9.43
S&P 500 Utilities Index	19.71	10.87	9.89
S&P 500 Index	17.80	12.06	14.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$355,705,056
# of portfolio holdings	34
Portfolio turnover rate	13%
Total advisory fees paid	$1,864,331

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Utilities	85.3
Communication services	6.8
Information technology	2.6
Real estate	2.0
Health care	1.2
Consumer discretionary	1.1
Financials	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NextEra Energy, Inc.	13.4
Southern Co.	6.4
Constellation Energy Corp.	6.4
Entergy Corp.	4.5
Duke Energy Corp.	4.3
American Electric Power Co., Inc.	4.2
Atmos Energy Corp.	4.0
Vistra Corp.	4.0
Sempra	3.6
Ameren Corp.	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0767 03-26

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended March 31, 2026	Fiscal year ended March 31, 2025
Audit fees	$263, 970	$263, 970
Audit-related fees	—	—
Tax fees (1)	—	36,390
All other fees	—	—

	$263,970	$300,360

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Precious Metals Fund
Long Form Financial Statements
Annual Report
March 31, 2026

Allspring Precious Metals Fund | 1

Consolidated portfolio of investments—March 31, 2026
Consolidated portfolio of investments

	Shares	Value
Common stocks: 95.59%
Australia: 0.24%
Evolution Mining Ltd. (Materials, Metals & mining)	400,000	$3,601,885
Canada: 70.86%
Agnico Eagle Mines Ltd. (Materials, Metals & mining)	360,807	73,237,778
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares (Materials, Metals & mining)	168,664	34,235,419
Alamos Gold, Inc. Class A (Materials, Metals & mining)	1,663,980	74,030,424
Artemis Gold, Inc. (Materials, Metals & mining)†	1,660,000	45,047,086
Barrick Mining Corp. (Materials, Metals & mining)	1,480,723	60,398,691
Centerra Gold, Inc. (Materials, Metals & mining)	50,000	889,224
Centerra Gold, Inc.-Legend Shares (Materials, Metals & mining)	250,000	4,433,542
Discovery Silver Corp. (Materials, Metals & mining)†	2,500,000	16,066,422
DPM Metals, Inc. (Materials, Metals & mining)	1,450,000	51,053,842
Eldorado Gold Corp. (Materials, Metals & mining)	890,000	30,562,361
Equinox Gold Corp. (Materials, Metals & mining)	1,133,935	16,376,072
Franco-Nevada Corp. (Materials, Metals & mining)	35,000	8,666,343
Franco-Nevada Corp.-Legend Shares (Materials, Metals & mining)144A†	95,948	23,757,666
G Mining Ventures Corp. (Materials, Metals & mining)†	1,892,425	66,413,765
Hemlo Mining Corp. (Materials, Metals & mining)†	3,995,000	18,638,164
IAMGOLD Corp. (Materials, Metals & mining)†	3,980,000	74,844,943
Kinross Gold Corp. (Materials, Metals & mining)	2,850,483	87,147,611
Lundin Gold, Inc. (Materials, Metals & mining)	810,000	61,901,445
Montage Gold Corp. (Materials, Metals & mining)†	3,600,000	40,966,142
OceanaGold Corp. (Materials, Metals & mining)	1,465,000	46,189,993
OR Royalties, Inc. (Materials, Metals & mining)	320,000	12,184,890
Orla Mining Ltd. (Materials, Metals & mining)	1,700,000	27,337,359
Pan American Silver Corp. (Materials, Metals & mining)	209,762	11,475,011
Pan American Silver Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	555,000	30,319,650
Skeena Resources Ltd. (Materials, Metals & mining)†	970,000	28,888,721
Snowline Gold Corp. (Materials, Metals & mining)†	1,050,000	10,476,601
Torex Gold Resources, Inc. (Materials, Metals & mining)	800,250	36,730,618
Torex Gold Resources, Inc.-Legend Shares (Materials, Metals & mining)144A†	185,000	8,491,302
Wheaton Precious Metals Corp. (Materials, Metals & mining)	12,950	1,699,856
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	310,000	40,613,100
		1,043,074,041
South Africa: 3.85%
Gold Fields Ltd. ADR (Materials, Metals & mining)	1,250,000	56,750,000
United Kingdom: 9.54%
AngloGold Ashanti PLC (Materials, Metals & mining)	640,591	62,367,940
Endeavour Mining PLC (Materials, Metals & mining)	1,210,000	72,551,290
Fresnillo PLC (Materials, Metals & mining)	125,000	5,540,754
		140,459,984
The accompanying notes are an integral part of these consolidated financial statements.
2 | Allspring Precious Metals Fund

Consolidated portfolio of investments—March 31, 2026

	Shares	Value
United States: 11.10%
Coeur Mining, Inc. (Materials, Metals & mining)†	900,605	$16,904,356
Coeur Mining, Inc. Toronto Stock Exchange (Materials, Metals & mining)†	1,090,980	20,398,526
Newmont Corp. (Materials, Metals & mining)	929,067	100,571,503
Royal Gold, Inc. (Materials, Metals & mining)	100,036	25,458,161
		163,332,546
Total common stocks (Cost $507,612,184)		1,407,218,456

	Expiration date
Rights: 0.01%
Canada: 0.01%
Kinross Gold Corp. (Materials, Metals & mining)♦†	3-1-2032	75,000	110,401
Total rights (Cost $0)			110,401
Warrants: 0.00%
Canada: 0.00%
Cambria Gold Mines, Inc. (Materials, Metals & mining)♦†	7-25-2026	1,400,000	0
Total warrants (Cost $0)			0

	Troy Ounces
Commodities: 2.45%
Gold Bullion*	7,690	36,022,408
Total commodities (Cost $4,532,552)		36,022,408

		Yield	Shares
Short-term investments: 1.69%
Investment companies: 1.69%
Allspring Government Money Market Fund Select Class♠∞		3.60%	24,886,152	24,886,152
Total short-term investments (Cost $24,886,152)				24,886,152
Total investments in securities (Cost $537,030,888)	99.74%			1,468,237,417
Other assets and liabilities, net	0.26			3,820,376
Total net assets	100.00%			$1,472,057,793

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
*	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 3

Consolidated portfolio of investments—March 31, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,055,283	$391,196,727	$(385,365,858)	$0	$0	$24,886,152	24,886,152	$1,167,550
The accompanying notes are an integral part of these consolidated financial statements.
4 | Allspring Precious Metals Fund

Consolidated statement of assets and liabilities—March 31, 2026
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $507,612,184)	$1,407,328,857
Investments in affiliated securities, at value (cost $24,886,152)	24,886,152
Investments in commodities, at value (cost $4,532,552)	36,022,408
Cash	139,093
Foreign currency, at value (cost $3,288)	3,212
Receivable for Fund shares sold	5,087,435
Receivable for dividends	1,509,737
Prepaid expenses and other assets	131,342
Total assets	1,475,108,236
Liabilities
Payable for Fund shares redeemed	1,848,335
Management fee payable	783,181
Administration fees payable	216,263
Shareholder servicing fees payable	161,478
Distribution fee payable	15,489
Accrued expenses and other liabilities	25,697
Total liabilities	3,050,443
Total net assets	$1,472,057,793
Net assets consist of
Paid-in capital	$646,677,299
Total distributable earnings	825,380,494
Total net assets	$1,472,057,793
Computation of net asset value and offering price per share
Net assets–Class A	$696,491,936
Shares outstanding–Class A1	4,390,872
Net asset value per share–Class A	$158.62
Maximum offering price per share – Class A2	$168.30
Net assets–Class C	$24,073,816
Shares outstanding–Class C1	173,919
Net asset value per share–Class C	$138.42
Net assets–Institutional Class	$751,492,041
Shares outstanding–Institutional Class[1]	4,637,492
Net asset value per share–Institutional Class	$162.05
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 5

Consolidated Statement of operations— year ended March 31, 2026
Consolidated statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,499,019)	$13,807,217
Income from affiliated securities	1,167,550
Interest	4,337
Total investment income	14,979,104
Expenses
Management fee	6,320,270
Administration fees
Class A	970,235
Class C	32,270
Administrator Class	50,538 [1]
Institutional Class	632,221
Shareholder servicing fees
Class A	1,212,794
Class C	40,337
Administrator Class	97,188 [1]
Distribution fee
Class C	121,012
Custody and accounting fees	61,860
Professional fees	67,721
Registration fees	131,281
Shareholder report expenses	57,033
Trustees’ fees and expenses	12,111
Other fees and expenses	61,678
Total expenses	9,868,549
Less: Fee waivers and/or expense reimbursements
Fund-level	(125,534)
Class A	(47,742)
Class C	(1,227)
Institutional Class	(4)
Net expenses	9,694,042
Net investment income	5,285,062
1 For the period from April 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these consolidated financial statements.
6 | Allspring Precious Metals Fund

Consolidated Statement of operations— year ended March 31, 2026
Consolidated statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	$35,899,664
Foreign currency and foreign currency translations	103,751
Net realized gains on investments	36,003,415
Net change in unrealized gains (losses) on
Unaffiliated securities	638,059,705
Commodities	11,995,217
Foreign currency and foreign currency translations	(1,829)
Net change in unrealized gains (losses) on investments	650,053,093
Net realized and unrealized gains (losses) on investments	686,056,508
Net increase in net assets resulting from operations	$691,341,570
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 7

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Year ended March 31, 2026		Year ended March 31, 2025
Operations
Net investment income		$5,285,062		$2,261,694
Net realized gains on investments		36,003,415		9,731,534
Net change in unrealized gains (losses) on investments		650,053,093		160,911,861
Net increase in net assets resulting from operations		691,341,570		172,905,089
Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,324,702)		(1,474,772)
Class C		(96,978)		(6,459)
Administrator Class		0 [1]		(299,511)
Institutional Class		(9,920,271)		(1,364,364)
Total distributions to shareholders		(17,341,951)		(3,145,106)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,195,471	399,751,002	1,122,362	70,552,739
Class C	88,584	9,884,346	20,563	1,094,582
Administrator Class	550,550 [1]	50,246,973 [1]	673,315	43,035,478
Institutional Class	3,055,758	386,651,521	1,151,648	73,667,396
		846,533,842		188,350,195
Reinvestment of distributions
Class A	45,751	6,962,321	24,299	1,368,750
Class C	728	96,891	131	6,459
Administrator Class	0 [1]	0 [1]	5,230	297,793
Institutional Class	63,042	9,792,371	23,130	1,329,994
		16,851,583		3,002,996
Payment for shares redeemed
Class A	(2,305,888)	(283,310,136)	(848,812)	(50,732,059)
Class C	(52,559)	(5,466,393)	(49,075)	(2,467,254)
Administrator Class	(312,864)[1]	(26,812,687)[1]	(354,707)	(21,772,694)
Institutional Class	(2,092,466)	(274,751,308)	(835,462)	(51,148,734)
		(590,340,524)		(126,120,741)
Share conversions
Administrator Class	(1,087,643)[2]	(127,711,993)[2]	0	0
Institutional Class	1,075,928 [2]	127,711,993 [2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		273,044,901		65,232,450
Total increase in net assets		947,044,520		234,992,433
Net assets
Beginning of period		525,013,273		290,020,840
End of period		$1,472,057,793		$525,013,273
1 For the period from April 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these consolidated financial statements.
8 | Allspring Precious Metals Fund

Consolidated financial highlights
Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$74.74	$47.73	$48.22	$54.61	$46.95
Net investment income	0.46 [1]	0.29 [1]	0.41 [1]	0.38 [1]	0.27 [1]
Net realized and unrealized gains (losses) on investments	85.16	27.19	(0.90)	(5.91)	8.03
Total from investment operations	85.62	27.48	(0.49)	(5.53)	8.30
Distributions to shareholders from
Net investment income	(1.74)	(0.47)	0.00	(0.86)	(0.64)
Net asset value, end of period	$158.62	$74.74	$47.73	$48.22	$54.61
Total return[2]	114.66%	57.89%	(1.02)%	(9.87)%	17.96%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.17%	1.19%	1.19%	1.18%
Net expenses	1.08%	1.08%	1.08%	1.09%	1.09%
Net investment income	0.37%	0.50%	0.91%	0.89%	0.55%
Supplemental data
Portfolio turnover rate[3]	8%	14%	11%	9%	15%
Net assets, end of period (000s omitted)	$696,492	$258,279	$150,703	$167,511	$208,497

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 9

Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class C	2026	2025	2024	2023	2022
Net asset value, beginning of period	$65.27	$41.69	$42.44	$48.30	$41.35
Net investment income (loss)	(0.40)[1]	(0.15)[1]	0.05 [1]	0.05 [1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	74.16	23.78	(0.80)	(5.25)	7.13
Total from investment operations	73.76	23.63	(0.75)	(5.20)	7.04
Distributions to shareholders from
Net investment income	(0.61)	(0.05)	0.00	(0.66)	(0.09)
Net asset value, end of period	$138.42	$65.27	$41.69	$42.44	$48.30
Total return[2]	113.05%	56.70%	(1.77)%	(10.56)%	17.07%
Ratios to average net assets (annualized)
Gross expenses	1.85%	1.92%	1.94%	1.94%	1.93%
Net expenses	1.84%	1.84%	1.84%	1.84%	1.84%
Net investment income (loss)	(0.38)%	(0.29)%	0.12%	0.13%	(0.21)%
Supplemental data
Portfolio turnover rate[3]	8%	14%	11%	9%	15%
Net assets, end of period (000s omitted)	$24,074	$8,953	$6,901	$9,253	$12,241

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
10 | Allspring Precious Metals Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$76.34	$48.75	$49.11	$55.50	$47.74
Net investment income	0.88 [1]	0.49 [1]	0.54 [1]	0.64	0.50
Net realized and unrealized gains (losses) on investments	87.05	27.75	(0.90)	(6.11)	8.07
Total from investment operations	87.93	28.24	(0.36)	(5.47)	8.57
Distributions to shareholders from
Net investment income	(2.22)	(0.65)	0.00	(0.92)	(0.81)
Net asset value, end of period	$162.05	$76.34	$48.75	$49.11	$55.50
Total return[2]	115.31%	58.37%	(0.73)%	(9.59)%	18.30%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.85%	0.87%	0.86%	0.85%
Net expenses	0.78%	0.79%	0.79%	0.79%	0.79%
Net investment income	0.68%	0.82%	1.18%	1.18%	0.85%
Supplemental data
Portfolio turnover rate[3]	8%	14%	11%	9%	15%
Net assets, end of period (000s omitted)	$751,492	$193,545	$107,047	$115,140	$140,363

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 11

Notes to consolidated financial statements
Notes to consolidated financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.INVESTMENT IN SUBSIDIARY
The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of March 31, 2026, the Subsidiary held $36,022,408 in gold bullion representing 99.88% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of March 31, 2026, the Fund held $36,085,138 in the Subsidiary, representing 2.45% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated portfolio of investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2026, such fair value pricing was used in pricing certain foreign securities.
Investments in commodities are valued at their last traded price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
12 | Allspring Precious Metals Fund

Notes to consolidated financial statements
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $602,899,072 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$872,679,262
Gross unrealized losses	(7,340,917)
Net unrealized gains	$865,338,345
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At March 31, 2026, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$(19,216)	$19,216
As of March 31, 2026, the Fund had capital loss carryforwards which consist of $38,765,762 in short-term capital losses and $50,365,989 in long-term capital losses.
Allspring Precious Metals Fund | 13

Notes to consolidated financial statements
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$3,601,885	$0	$3,601,885
Canada	1,006,391,531	36,682,510	0	1,043,074,041
South Africa	56,750,000	0	0	56,750,000
United Kingdom	134,919,230	5,540,754	0	140,459,984
United States	163,332,546	0	0	163,332,546
Rights
Canada	0	110,401	0	110,401
Warrants
Canada	0	0	0	0
Commodities	36,022,408	0	0	36,022,408
Short-term investments
Investment companies	24,886,152	0	0	24,886,152
Total assets	$1,422,301,867	$45,935,550	$0	$1,468,237,417
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
5.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
14 | Allspring Precious Metals Fund

Notes to consolidated financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $1 billion	0.550
Next $2 billion	0.525
Next $1 billion	0.500
Next $5 billion	0.490
Over $10 billion	0.480
For the year ended March 31, 2026, the management fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.09%
Class C	1.84
Institutional Class	0.79
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended March 31, 2026, Allspring Funds Distributor received $49,816 from the sale of Class A shares and $5,794 and $15,454 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Allspring Precious Metals Fund | 15

Notes to consolidated financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2026.
6.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2026 were $333,491,099 and $76,698,312, respectively. These amounts include purchase and sales transactions of the Subsidiary.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended March 31
	2026	2025
Ordinary income	$17,341,951	$3,145,106
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward	Total
$49,181,675	$865,336,548	$(89,131,751)	$825,386,472
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
9.CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in precious metals and minerals with a geographic emphasis in Canada. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating
16 | Allspring Precious Metals Fund

Notes to consolidated financial statements
decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Consolidated statement of operations.
Allspring Precious Metals Fund | 17

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Allspring Precious Metals Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the consolidated portfolio of investments, as of March 31, 2026, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years in the five-year period then ended. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the consolidated financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with the custodians and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 21, 2026
18 | Allspring Precious Metals Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 5% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2026.
Pursuant to Section 854 of the Internal Revenue Code, $8,638,282 of income dividends paid during the fiscal year ended March 31, 2026 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2026, $423,232 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 853 of the Internal Revenue Code, the Fund expects to designate amounts as foreign taxes paid for the fiscal year ended March 31, 2026. Additional details will be available in the semiannual report.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$1,471,187	$0.1599	16.05%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Precious Metals Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Consolidated statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Precious Metals Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0654 03-26

Allspring Utility and Telecommunications Fund
Long Form Financial Statements
Annual Report
March 31, 2026

Allspring Utility And Telecommunications Fund | 1

Portfolio of investments—March 31, 2026
Portfolio of investments

	Shares	Value
Common stocks: 98.63%
Communication services: 6.75%
Entertainment: 1.17%
Walt Disney Co.	43,094	$4,153,400
Interactive media & services: 5.58%
Alphabet, Inc. Class A	35,258	10,138,790
Meta Platforms, Inc. Class A	16,974	9,711,335
		19,850,125
Consumer discretionary: 1.05%
Specialty retail: 1.05%
Home Depot, Inc.	11,407	3,751,648
Financials: 1.00%
Financial services: 1.00%
Visa, Inc. Class A	11,822	3,573,081
Health care: 1.13%
Biotechnology: 1.13%
Amgen, Inc.	11,422	4,018,831
Information technology: 2.60%
Communications equipment: 2.60%
Cisco Systems, Inc.	119,005	9,233,598
Real estate: 1.92%
Specialized REITs: 1.92%
American Tower Corp.	39,500	6,816,910
Utilities: 84.18%
Electric utilities: 53.29%
Alliant Energy Corp.	122,252	8,772,804
American Electric Power Co., Inc.	115,050	15,080,754
Constellation Energy Corp.	81,516	22,763,343
Duke Energy Corp.	116,145	15,208,026
Entergy Corp.	142,208	15,978,491
Eversource Energy	57,906	4,011,728
Exelon Corp.	117,339	5,751,958
FirstEnergy Corp.	110,646	5,605,326
NextEra Energy, Inc.	514,234	47,762,054
NRG Energy, Inc.	27,792	4,061,523
PG&E Corp.	284,326	4,995,608
PPL Corp.	156,687	5,985,443
Southern Co.	237,076	22,882,575
Xcel Energy, Inc.	134,721	10,702,236
		189,561,869
Gas utilities: 4.04%
Atmos Energy Corp.	77,678	14,348,680
The accompanying notes are an integral part of these financial statements.
2 | Allspring Utility and Telecommunications Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Independent power and renewable electricity producers: 3.96%
Vistra Corp.	93,783	$14,098,399
Multi-utilities: 21.31%
Ameren Corp.	102,608	11,278,672
CenterPoint Energy, Inc.	253,662	10,948,052
CMS Energy Corp.	105,731	8,202,611
Dominion Energy, Inc.	85,721	5,299,272
DTE Energy Co.	62,706	9,168,871
Public Service Enterprise Group, Inc.	113,978	9,226,519
Sempra	133,153	12,938,477
WEC Energy Group, Inc.	75,426	8,732,068
		75,794,542
Water utilities: 1.58%
American Water Works Co., Inc.	41,392	5,633,037
Total common stocks (Cost $183,137,346)		350,834,120

		Yield
Short-term investments: 1.37%
Investment companies: 1.37%
Allspring Government Money Market Fund Select Class♠∞		3.60%	4,881,914	4,881,914
Total short-term investments (Cost $4,881,914)				4,881,914
Total investments in securities (Cost $188,019,260)	100.00%			355,716,034
Other assets and liabilities, net	(0.00)			(10,978)
Total net assets	100.00%			$355,705,056

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,970,663	$32,565,234	$(36,653,983)	$0	$0	$4,881,914	4,881,914	$189,097
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 3

Statement of assets and liabilities—March 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $183,137,346)	$350,834,120
Investments in affiliated securities, at value (cost $4,881,914)	4,881,914
Receivable for dividends	312,785
Receivable for Fund shares sold	27,284
Prepaid expenses and other assets	31,815
Total assets	356,087,918
Liabilities
Management fee payable	162,682
Shareholder servicing fees payable	68,537
Payable for Fund shares redeemed	60,613
Administration fees payable	59,093
Trustees’ fees and expenses payable	72
Accrued expenses and other liabilities	31,865
Total liabilities	382,862
Total net assets	$355,705,056
Net assets consist of
Paid-in capital	$171,995,043
Total distributable earnings	183,710,013
Total net assets	$355,705,056
Computation of net asset value and offering price per share
Net assets–Class A	$317,661,503
Shares outstanding–Class A1	15,114,734
Net asset value per share–Class A	$21.02
Maximum offering price per share – Class A2	$22.30
Net assets–Institutional Class	$38,043,553
Shares outstanding–Institutional Class[1]	1,813,221
Net asset value per share–Institutional Class	$20.98
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
4 | Allspring Utility and Telecommunications Fund

Statement of operations—year ended March 31, 2026
Statement of operations
Investment income
Dividends	$9,010,746
Income from affiliated securities	189,097
Interest	7
Total investment income	9,199,850
Expenses
Management fee	2,292,915
Administration fees
Class A	626,458
Class C	2,194 [1]
Administrator Class	1,533 [2]
Institutional Class	48,411
Shareholder servicing fees
Class A	783,037
Class C	2,739 [1]
Administrator Class	2,948 [2]
Distribution fee
Class C	8,192 [1]
Custody and accounting fees	12,606
Professional fees	49,435
Registration fees	81,869
Shareholder report expenses	41,169
Trustees’ fees and expenses	7,590
Other fees and expenses	23,656
Total expenses	3,984,752
Less: Fee waivers and/or expense reimbursements
Fund-level	(428,584)
Class A	(66,748)
Institutional Class	(3)
Net expenses	3,489,417
Net investment income	5,710,433
Realized and unrealized gains (losses) on investments
Net realized gains on investments	25,564,773
Net change in unrealized gains (losses) on investments	19,988,860
Net realized and unrealized gains (losses) on investments	45,553,633
Net increase in net assets resulting from operations	$51,264,066
1 For the period from April 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from April 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 5

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2026		Year ended March 31, 2025
Operations
Net investment income		$5,710,433		$6,930,373
Net realized gains on investments		25,564,773		10,825,012
Net change in unrealized gains (losses) on investments		19,988,860		37,431,565
Net increase in net assets resulting from operations		51,264,066		55,186,950
Distributions to shareholders from
Net investment income and net realized gains
Class A		(18,152,024)		(13,782,456)
Class C		(8,626)[1]		(74,361)
Administrator Class		(13,007)[2]		(121,115)
Institutional Class		(2,299,843)		(1,644,370)
Total distributions to shareholders		(20,473,500)		(15,622,302)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	227,487	4,667,456	333,882	6,285,148
Class C	5,587 [1]	113,094 [1]	2,572	47,941
Administrator Class	1,545 [2]	30,536 [2]	5,383	98,674
Institutional Class	255,066	5,234,030	509,176	9,552,907
		10,045,116		15,984,670
Reinvestment of distributions
Class A	846,144	17,175,827	691,058	12,992,624
Class C	419 [1]	8,613 [1]	3,920	74,161
Administrator Class	647 [2]	12,970 [2]	6,409	120,783
Institutional Class	112,734	2,286,656	86,836	1,632,057
		19,484,066		14,819,625
Payment for shares redeemed
Class A	(1,642,396)	(33,675,280)	(1,866,740)	(34,815,711)
Class C	(21,050)[1]	(428,678)[1]	(40,324)	(758,783)
Administrator Class	(11,443)[2]	(232,375)[2]	(35,508)	(646,691)
Institutional Class	(620,404)	(12,570,773)	(415,908)	(7,701,275)
		(46,907,106)		(43,922,460)
1 For the period from April 1, 2025 to November 14, 2025
2 For the period from April 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
6 | Allspring Utility and Telecommunications Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2026		Year ended March 31, 2025
	Shares		Shares
Share conversions
Class A	76,919 [3]	$1,649,447 [3]	0	$0
Class C	(76,456)[3]	(1,649,447)[3]	0	0
Administrator Class	(123,383)[4]	(2,582,269)[4]	0	0
Institutional Class	123,803 [4]	2,582,269 [4]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(17,377,924)		(13,118,165)
Total increase in net assets		13,412,642		26,446,483
Net assets
Beginning of period		342,292,414		315,845,931
End of period		$355,705,056		$342,292,414
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$19.26	$17.08	$17.77	$21.48	$21.47
Net investment income	0.33 [1]	0.38 [1]	0.39 [1]	0.33	0.33
Net realized and unrealized gains (losses) on investments	2.63	2.69	(0.12)	(2.03)	2.40
Total from investment operations	2.96	3.07	0.27	(1.70)	2.73
Distributions to shareholders from
Net investment income	(0.32)	(0.39)	(0.39)	(0.33)	(0.32)
Net realized gains	(0.88)	(0.50)	(0.57)	(1.68)	(2.40)
Total distributions to shareholders	(1.20)	(0.89)	(0.96)	(2.01)	(2.72)
Net asset value, end of period	$21.02	$19.26	$17.08	$17.77	$21.48
Total return[2]	15.73%	18.16%	1.77%	(8.15)%	13.62%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.16%	1.17%	1.15%	1.16%
Net expenses	1.02%	1.00%	1.01%	1.04%	1.04%
Net investment income	1.59%	2.06%	2.31%	1.69%	1.52%
Supplemental data
Portfolio turnover rate	13%	11%	1%	4%	11%
Net assets, end of period (000s omitted)	$317,662	$300,603	$280,957	$321,507	$379,164

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Utility and Telecommunications Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$19.23	$17.06	$17.76	$21.46	$21.46
Net investment income	0.39 [1]	0.44 [1]	0.44 [1]	0.39 [1]	0.40
Net realized and unrealized gains (losses) on investments	2.63	2.67	(0.12)	(2.02)	2.39
Total from investment operations	3.02	3.11	0.32	(1.63)	2.79
Distributions to shareholders from
Net investment income	(0.39)	(0.44)	(0.45)	(0.39)	(0.39)
Net realized gains	(0.88)	(0.50)	(0.57)	(1.68)	(2.40)
Total distributions to shareholders	(1.27)	(0.94)	(1.02)	(2.07)	(2.79)
Net asset value, end of period	$20.98	$19.23	$17.06	$17.76	$21.46
Total return[2]	16.07%	18.46%	2.06%	(7.80)%	13.94%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.85%	0.82%	0.83%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income	1.89%	2.33%	2.60%	2.02%	1.84%
Supplemental data
Portfolio turnover rate	13%	11%	1%	4%	11%
Net assets, end of period (000s omitted)	$38,044	$37,354	$30,057	$65,955	$79,196

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 9

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
10 | Allspring Utility and Telecommunications Fund

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $188,041,994 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$170,598,151
Gross unrealized losses	(2,924,111)
Net unrealized gains	$167,674,040
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$24,003,525	$0	$0	$24,003,525
Consumer discretionary	3,751,648	0	0	3,751,648
Financials	3,573,081	0	0	3,573,081
Health care	4,018,831	0	0	4,018,831
Information technology	9,233,598	0	0	9,233,598
Real estate	6,816,910	0	0	6,816,910
Utilities	299,436,527	0	0	299,436,527
Short-term investments
Investment companies	4,881,914	0	0	4,881,914
Total assets	$355,716,034	$0	$0	$355,716,034
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among
Allspring Utility and Telecommunications Fund | 11

Notes to financial statements
other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $1 billion	0.550
Next $2 billion	0.525
Next $1 billion	0.500
Next $5 billion	0.490
Over $10 billion	0.480
For the year ended March 31, 2026, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.04%
Institutional Class	0.72
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended March 31, 2026, Allspring Funds Distributor received $3,214 from the sale of Class A shares and $30,461 and $88 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
12 | Allspring Utility and Telecommunications Fund

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2026 were $44,939,916 and $72,903,079, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended March 31
	2026	2025
Ordinary income	$6,726,369	$7,005,476
Long-term capital gain	13,747,131	8,616,826
Total	$20,473,500	$15,622,302
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Total
$2,003,493	$14,036,150	$167,674,040	$183,713,683
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
8.CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in the utility sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Utility and Telecommunications Fund | 13

Notes to financial statements
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14 | Allspring Utility and Telecommunications Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Utility and Telecommunications Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 21, 2026
Allspring Utility and Telecommunications Fund | 15

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2026.
Pursuant to Section 852 of the Internal Revenue Code, $13,747,131 was designated as a 20% rate gain distribution for the fiscal year ended
March 31, 2026.
Pursuant to Section 854 of the Internal Revenue Code, $6,726,369 of income dividends paid during the fiscal year ended March 31, 2026 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2026, $117,568 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended March 31, 2026, $1,030,133 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Allspring Utility and Telecommunications Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Utility and Telecommunications Fund | 17

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0667 03-26

Allspring Innovation Fund
Long Form Financial Statements
Annual Report
March 31, 2026

Allspring Innovation Fund | 1

Portfolio of investments—March 31, 2026
Portfolio of investments

	Shares	Value
Common stocks: 98.16%
Communication services: 8.60%
Entertainment: 8.06%
Live Nation Entertainment, Inc.†	63,815	$9,732,426
Netflix, Inc.†	84,449	8,119,771
Roblox Corp. Class A†	38,523	2,178,861
TKO Group Holdings, Inc. Class A	29,157	5,879,509
		25,910,567
Interactive media & services: 0.54%
Reddit, Inc. Class A†	12,944	1,742,909
Consumer discretionary: 8.87%
Broadline retail: 2.88%
MercadoLibre, Inc.†	5,348	9,246,799
Hotels, restaurants & leisure: 4.32%
DoorDash, Inc. Class A†	42,190	6,334,829
Hilton Worldwide Holdings, Inc.	24,818	7,546,657
		13,881,486
Specialty retail: 1.67%
Carvana Co. Class A†	17,108	5,378,413
Consumer staples: 1.91%
Consumer staples distribution & retail: 1.91%
Walmart, Inc.	49,277	6,124,146
Financials: 5.54%
Capital markets: 2.25%
Robinhood Markets, Inc. Class A†	104,405	7,235,267
Financial services: 3.29%
Affirm Holdings, Inc.†	107,318	4,917,311
Visa, Inc. Class A	18,757	5,669,115
		10,586,426
Health care: 13.60%
Biotechnology: 3.94%
Alnylam Pharmaceuticals, Inc.†	7,898	2,613,211
argenx SE ADR†	6,667	4,868,577
Bridgebio Pharma, Inc.†	35,571	2,641,503
Natera, Inc.†	12,786	2,557,072
		12,680,363
Health care equipment & supplies: 4.57%
Edwards Lifesciences Corp.†	90,960	7,284,077
IDEXX Laboratories, Inc.†	13,186	7,409,081
		14,693,158
The accompanying notes are an integral part of these financial statements.
2 | Allspring Innovation Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Health care providers & services: 2.85%
McKesson Corp.	10,591	$9,165,028
Pharmaceuticals: 2.24%
Eli Lilly & Co.	7,831	7,202,719
Industrials: 20.03%
Aerospace & defense: 9.18%
Axon Enterprise, Inc.†	8,013	3,403,041
Carpenter Technology Corp.	24,510	9,660,617
Curtiss-Wright Corp.	13,729	9,351,096
General Electric Co.	24,991	7,091,696
		29,506,450
Commercial services & supplies: 2.85%
Cintas Corp.	12,777	2,161,102
Rollins, Inc.	131,400	7,018,074
		9,179,176
Electrical equipment: 3.46%
Vertiv Holdings Co. Class A	44,407	11,127,506
Machinery: 1.48%
RBC Bearings, Inc.†	4,581	2,488,032
Symbotic, Inc. Class A†	42,884	2,281,429
		4,769,461
Professional services: 3.06%
UL Solutions, Inc. Class A	114,608	9,823,052
Information technology: 38.29%
Communications equipment: 6.52%
Arista Networks, Inc.†	63,529	7,800,091
Lumentum Holdings, Inc.†	2,334	1,640,242
Motorola Solutions, Inc.	13,916	6,039,126
Viavi Solutions, Inc.†	164,766	5,483,412
		20,962,871
Electronic equipment, instruments & components: 4.12%
Amphenol Corp. Class A	46,690	5,899,282
Teledyne Technologies, Inc.†	12,137	7,343,006
		13,242,288
IT services: 4.65%
MongoDB, Inc. Class A†	6,243	1,528,099
Shopify, Inc. Class A†	64,841	7,691,440
Snowflake, Inc.†	37,960	5,725,127
		14,944,666
Semiconductors & semiconductor equipment: 15.92%
Entegris, Inc.	52,122	6,110,783
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 3

Portfolio of investments—March 31, 2026

	Shares	Value
Semiconductors & semiconductor equipment(continued)
KLA Corp.	8,663	$12,755,488
Monolithic Power Systems, Inc.	8,756	9,573,373
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	67,352	22,761,608
		51,201,252
Software: 6.59%
AppLovin Corp. Class A†	11,455	4,559,090
Fair Isaac Corp.†	4,274	4,562,666
Guidewire Software, Inc.†	37,493	5,607,453
Oracle Corp.	17,179	2,527,203
Tyler Technologies, Inc.†	11,507	3,939,766
		21,196,178
Technology hardware, storage & peripherals: 0.49%
Sandisk Corp.†	2,488	1,580,726
Utilities: 1.32%
Independent power and renewable electricity producers: 1.32%
Talen Energy Corp.†	13,301	4,246,078
Total common stocks (Cost $282,203,305)		315,626,985

		Yield
Short-term investments: 2.06%
Investment companies: 2.06%
Allspring Government Money Market Fund Select Class♠∞		3.60%	6,616,725	6,616,725
Total short-term investments (Cost $6,616,725)				6,616,725
Total investments in securities (Cost $288,820,030)	100.22%			322,243,710
Other assets and liabilities, net	(0.22)			(710,711)
Total net assets	100.00%			$321,532,999

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.
4 | Allspring Innovation Fund

Portfolio of investments—March 31, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,177,913	$90,857,833	$(90,419,021)	$0	$0	$6,616,725	6,616,725	$209,763
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 5

Statement of assets and liabilities—March 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $282,203,305)	$315,626,985
Investments in affiliated securities, at value (cost $6,616,725)	6,616,725
Cash	212
Receivable for dividends	171,115
Receivable for Fund shares sold	1,526
Prepaid expenses and other assets	29,882
Total assets	322,446,445
Liabilities
Payable for Fund shares redeemed	555,197
Management fee payable	199,631
Shareholder servicing fees payable	67,460
Administration fees payable	55,821
Trustees’ fees and expenses payable	89
Accrued expenses and other liabilities	35,248
Total liabilities	913,446
Total net assets	$321,532,999
Net assets consist of
Paid-in capital	$254,878,948
Total distributable earnings	66,654,051
Total net assets	$321,532,999
Computation of net asset value and offering price per share
Net assets–Class A	$307,318,440
Shares outstanding–Class A1	32,885,968
Net asset value per share–Class A	$9.34
Maximum offering price per share – Class A2	$9.91
Net assets–Institutional Class	$14,214,559
Shares outstanding–Institutional Class[1]	1,362,153
Net asset value per share–Institutional Class	$10.44
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Innovation Fund

Statement of operations—year ended March 31, 2026
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $47,646)	$1,200,006
Income from affiliated securities	209,763
Interest	1,285
Total investment income	1,411,054
Expenses
Management fee	3,164,950
Administration fees
Class A	745,257
Class C	4,522 [1]
Administrator Class	1,295 [2]
Institutional Class	25,634
Shareholder servicing fees
Class A	930,893
Class C	5,631 [1]
Administrator Class	2,486 [2]
Distribution fee
Class C	16,889 [1]
Custody and accounting fees	11,543
Professional fees	49,408
Registration fees	93,264
Shareholder report expenses	44,135
Trustees’ fees and expenses	10,163
Other fees and expenses	20,264
Total expenses	5,126,334
Less: Fee waivers and/or expense reimbursements
Fund-level	(346,817)
Class A	(108,308)
Institutional Class	(11)
Net expenses	4,671,198
Net investment loss	(3,260,144)
1 For the period from April 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from April 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 7

Statement of operations—year ended March 31, 2026
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$37,838,734
Foreign currency and foreign currency translations	(25)
Net realized gains on investments	37,838,709
Net change in unrealized gains (losses) on
Unaffiliated securities	(31,985,607)
Foreign currency and foreign currency translations	1,480
Net change in unrealized gains (losses) on investments	(31,984,127)
Net realized and unrealized gains (losses) on investments	5,854,582
Net increase in net assets resulting from operations	$2,594,438
The accompanying notes are an integral part of these financial statements.
8 | Allspring Innovation Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2026		Year ended March 31, 2025
Operations
Net investment loss		$(3,260,144)		$(2,631,692)
Net realized gains on investments		37,838,709		58,764,085
Net change in unrealized gains (losses) on investments		(31,984,127)		(43,337,715)
Net increase in net assets resulting from operations		2,594,438		12,794,678
Distributions to shareholders from
Net investment income and net realized gains
Class A		(52,734,588)		(31,481,475)
Class C		0 [1]		(796,328)
Administrator Class		0 [2]		(182,763)
Institutional Class		(2,557,585)		(1,323,254)
Total distributions to shareholders		(55,292,173)		(33,783,820)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	331,146	3,698,339	365,519	4,358,062
Class C	39,637 [1]	199,230 [1]	95,784	531,068
Administrator Class	21,363 [2]	271,737 [2]	44,929	565,230
Institutional Class	663,561	8,157,196	589,185	7,497,104
		12,326,502		12,951,464
Reinvestment of distributions
Class A	4,913,190	49,868,872	2,428,227	29,964,325
Class C	0 [1]	0 [1]	156,143	796,328
Administrator Class	0 [2]	0 [2]	13,551	176,841
Institutional Class	222,841	2,522,564	95,828	1,296,548
		52,391,436		32,234,042
Payment for shares redeemed
Class A	(5,876,547)	(65,649,964)	(5,898,934)	(68,659,010)
Class C	(218,943)[1]	(1,086,100)[1]	(379,198)	(1,969,613)
Administrator Class	(18,445)[2]	(235,254)[2]	(69,175)	(869,547)
Institutional Class	(1,015,199)	(12,670,160)	(1,757,453)	(22,072,788)
		(79,641,478)		(93,570,958)
1 For the period from April 1, 2025 to November 14, 2025
2 For the period from April 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2026		Year ended March 31, 2025
	Shares		Shares
Share conversions
Class A	255,519 [3]	$3,040,624 [3]	0	$0
Class C	(623,424)[3]	(3,040,624)[3]	0	0
Administrator Class	(167,190)[4]	(2,217,373)[4]	0	0
Institutional Class	161,029 [4]	2,217,373 [4]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(14,923,540)		(48,385,452)
Total decrease in net assets		(67,621,275)		(69,374,594)
Net assets
Beginning of period		389,154,274		458,528,868
End of period		$321,532,999		$389,154,274
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Innovation Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$11.05	$11.58	$8.96	$14.58	$18.55
Net investment loss	(0.10)[1]	(0.07)[1]	(0.07)[1]	(0.09)[1]	(0.19)[1]
Net realized and unrealized gains (losses) on investments	0.12	0.52	2.69	(3.21)	1.04
Total from investment operations	0.02	0.45	2.62	(3.30)	0.85
Distributions to shareholders from
Net realized gains	(1.73)	(0.98)	0.00	(2.32)	(4.82)
Net asset value, end of period	$9.34	$11.05	$11.58	$8.96	$14.58
Total return[2]	(1.06)%	3.03%	29.24%	(21.42)%	1.26%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.30%	1.30%	1.34%	1.34%
Net expenses	1.19%	1.18%	1.19%	1.25%	1.33%
Net investment loss	(0.83)%	(0.62)%	(0.70)%	(0.81)%	(1.02)%
Supplemental data
Portfolio turnover rate	90%	35%	75%	117%	93%
Net assets, end of period (000s omitted)	$307,318	$367,470	$421,217	$362,754	$526,555

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$12.12	$12.59	$9.71	$15.48	$19.39
Net investment loss	(0.07)[1]	(0.04)[1]	(0.04)[1]	(0.06)[1]	(0.13)
Net realized and unrealized gains (losses) on investments	0.12	0.55	2.92	(3.39)	1.04
Total from investment operations	0.05	0.51	2.88	(3.45)	0.91
Distributions to shareholders from
Net realized gains	(1.73)	(0.98)	0.00	(2.32)	(4.82)
Net asset value, end of period	$10.44	$12.12	$12.59	$9.71	$15.48
Total return[2]	(0.69)%	3.27%	29.66%	(21.13)%	1.53%
Ratios to average net assets (annualized)
Gross expenses	0.99%	0.98%	0.98%	1.01%	1.01%
Net expenses	0.90%	0.90%	0.90%	0.95%	1.01%
Net investment loss	(0.55)%	(0.35)%	(0.41)%	(0.50)%	(0.71)%
Supplemental data
Portfolio turnover rate	90%	35%	75%	117%	93%
Net assets, end of period (000s omitted)	$14,215	$16,113	$30,237	$29,001	$66,399

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Innovation Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Innovation Fund (the “Fund”) which is a non-diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time
Allspring Innovation Fund | 13

Notes to financial statements
of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $289,490,711 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$58,210,402
Gross unrealized losses	(25,457,403)
Net unrealized gains	$32,752,999
As of March 31, 2026, the Fund had current year deferred post-October capital losses and a qualified late-year ordinary loss which will both be recognized on the first day of the following fiscal year in the following amounts:
Deferred post-October capital losses
Short-Term	Late-Year Ordinary Loss Deferred
$(3,080,946)	$(690,116)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Innovation Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$27,653,476	$0	$0	$27,653,476
Consumer discretionary	28,506,698	0	0	28,506,698
Consumer staples	6,124,146	0	0	6,124,146
Financials	17,821,693	0	0	17,821,693
Health care	43,741,268	0	0	43,741,268
Industrials	64,405,645	0	0	64,405,645
Information technology	123,127,981	0	0	123,127,981
Utilities	4,246,078	0	0	4,246,078
Short-term investments
Investment companies	6,616,725	0	0	6,616,725
Total assets	$322,243,710	$0	$0	$322,243,710
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the year ended March 31, 2026, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Innovation Fund | 15

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.22%
Institutional Class	0.90
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended March 31, 2026, Allspring Funds Distributor received $2,450 from the sale of Class A shares and $287 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended March 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2026 were $350,320,783 and $423,814,177, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2026, there were no borrowings by the Fund under the agreement.
16 | Allspring Innovation Fund

Notes to financial statements
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended March 31
	2026	2025
Ordinary income	$16,787,953	$0
Long-term capital gain	38,504,220	33,783,820
Total	$55,292,173	$33,783,820
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:
			Post-October capital losses deferred
Undistributed long-term gain	Unrealized gains	Late-year ordinary losses deferred	Short-term	Total
$37,672,238	$32,752,875	$(690,116)	$(3,080,946)	$66,654,051
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Innovation Fund | 17

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Innovation Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 21, 2026
18 | Allspring Innovation Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 10% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2026.
Pursuant to Section 852 of the Internal Revenue Code, $38,504,220 was designated as a 20% rate gain distribution for the fiscal year ended
March 31, 2026.
Pursuant to Section 854 of the Internal Revenue Code, $1,786,718 of income dividends paid during the fiscal year ended March 31, 2026 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2026, $16,787,953 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Innovation Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Innovation Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR1600 03-26

Allspring Index Fund
Long Form Financial Statements
Annual Report
March 31, 2026

Allspring Index Fund | 1

Portfolio of investments—March 31, 2026
Portfolio of investments

	Shares	Value
Common stocks: 98.52%
Communication services: 10.13%
Diversified telecommunication services: 0.91%
AT&T, Inc.	167,270	$4,849,157
Comcast Corp. Class A	85,740	2,461,596
Verizon Communications, Inc.	100,760	5,058,152
		12,368,905
Entertainment: 1.34%
Electronic Arts, Inc.	5,382	1,097,228
Live Nation Entertainment, Inc.†	3,773	575,420
Netflix, Inc.†	100,883	9,699,900
Take-Two Interactive Software, Inc.†	4,159	821,403
TKO Group Holdings, Inc. Class A	1,584	319,414
Walt Disney Co.	42,328	4,079,573
Warner Bros Discovery, Inc.†	59,218	1,626,126
		18,219,064
Interactive media & services: 7.52%
Alphabet, Inc. Class A	139,110	40,002,471
Alphabet, Inc. Class C	111,744	32,054,884
Meta Platforms, Inc. Class A	52,260	29,899,514
		101,956,869
Media: 0.18%
Charter Communications, Inc. Class A†	2,057	444,065
EchoStar Corp. Class A†	3,216	376,497
Fox Corp. Class A	4,795	280,028
Fox Corp. Class B	3,382	179,584
News Corp. Class A	8,846	220,531
News Corp. Class B	2,920	83,249
Omnicom Group, Inc.	7,517	566,105
Paramount Skydance Corp. Class B	7,426	66,983
The Trade Desk, Inc. Class A†	10,521	238,722
		2,455,764
Wireless telecommunication services: 0.18%
T-Mobile U.S., Inc.	11,321	2,377,749
Consumer discretionary: 9.72%
Automobile components: 0.03%
Aptiv PLC†	5,083	352,963
Automobiles: 2.04%
Ford Motor Co.	93,631	1,080,502
General Motors Co.	21,599	1,609,125
Tesla, Inc.†	67,200	24,981,600
		27,671,227
The accompanying notes are an integral part of these financial statements.
2 | Allspring Index Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Broadline retail: 3.66%
Amazon.com, Inc.†	233,413	$48,612,925
eBay, Inc.	10,800	983,016
		49,595,941
Distributors: 0.04%
Genuine Parts Co.	3,324	351,513
Pool Corp.	783	158,424
		509,937
Hotels, restaurants & leisure: 1.75%
Airbnb, Inc. Class A†	10,121	1,278,080
Booking Holdings, Inc.	770	3,241,946
Carnival Corp.	27,481	711,208
Chipotle Mexican Grill, Inc. Class A†	31,120	996,151
Darden Restaurants, Inc.	2,751	539,306
Domino’s Pizza, Inc.	743	266,581
DoorDash, Inc. Class A†	8,932	1,341,140
Expedia Group, Inc.	2,796	645,569
Hilton Worldwide Holdings, Inc.	5,479	1,666,054
Las Vegas Sands Corp.	7,224	389,229
Marriott International, Inc. Class A	5,255	1,718,753
McDonald’s Corp.	17,016	5,288,403
MGM Resorts International†	4,585	169,691
Norwegian Cruise Line Holdings Ltd.†	10,878	203,419
Royal Caribbean Cruises Ltd.	6,011	1,654,107
Starbucks Corp.	27,222	2,438,819
Wynn Resorts Ltd.	2,017	204,826
Yum! Brands, Inc.	6,634	1,031,454
		23,784,736
Household durables: 0.24%
D.R. Horton, Inc.	6,438	883,422
Garmin Ltd.	3,906	906,231
Lennar Corp. Class A	5,156	447,747
NVR, Inc.†	67	441,519
PulteGroup, Inc.	4,591	539,948
		3,218,867
Leisure products: 0.02%
Hasbro, Inc.	3,186	298,210
Specialty retail: 1.70%
AutoZone, Inc.†	396	1,337,601
Best Buy Co., Inc.	4,656	298,915
Carvana Co. Class A†	3,379	1,062,290
Home Depot, Inc.	23,787	7,823,306
Lowe’s Cos., Inc.	13,403	3,166,861
O’Reilly Automotive, Inc.†	20,116	1,856,908
Ross Stores, Inc.	7,728	1,674,117
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 3

Portfolio of investments—March 31, 2026

	Shares	Value
Specialty retail(continued)
TJX Cos., Inc.	26,533	$4,237,320
Tractor Supply Co.	12,626	571,958
Ulta Beauty, Inc.†	1,060	554,073
Williams-Sonoma, Inc.	2,852	520,005
		23,103,354
Textiles, apparel & luxury goods: 0.24%
Deckers Outdoor Corp.†	3,392	339,505
lululemon athletica, Inc.†	2,551	390,558
NIKE, Inc. Class B	28,469	1,503,733
Ralph Lauren Corp. Class A	924	317,847
Tapestry, Inc.	4,838	682,690
		3,234,333
Consumer staples: 5.18%
Beverages: 1.11%
Brown-Forman Corp. Class B	4,083	107,955
Coca-Cola Co.	92,503	7,034,853
Constellation Brands, Inc. Class A	3,356	503,400
Keurig Dr Pepper, Inc.	32,462	854,724
Molson Coors Beverage Co. Class B	4,045	174,178
Monster Beverage Corp.†	17,042	1,234,863
PepsiCo, Inc.	32,654	5,070,840
		14,980,813
Consumer staples distribution & retail: 2.05%
Costco Wholesale Corp.	10,606	10,568,137
Dollar General Corp.	5,259	624,401
Dollar Tree, Inc.†	4,419	483,925
Kroger Co.	13,911	1,006,600
Sysco Corp.	11,443	816,229
Target Corp.	10,819	1,311,263
Walmart, Inc.	104,741	13,017,211
		27,827,766
Food products: 0.45%
Archer-Daniels-Midland Co.	11,483	834,699
Bunge Global SA	3,234	411,365
Campbell’s Co.	4,702	104,713
Conagra Brands, Inc.	11,430	179,680
General Mills, Inc.	12,749	474,518
Hershey Co.	3,540	735,930
Hormel Foods Corp.	6,966	157,780
J.M. Smucker Co.	2,549	245,825
Kraft Heinz Co.	20,365	458,009
McCormick & Co., Inc.	6,059	305,616
Mondelez International, Inc. Class A	30,628	1,765,398
Tyson Foods, Inc. Class A	6,740	431,832
		6,105,365
The accompanying notes are an integral part of these financial statements.
4 | Allspring Index Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Household products: 0.83%
Church & Dwight Co., Inc.	5,656	$527,818
Clorox Co.	2,889	299,387
Colgate-Palmolive Co.	19,260	1,641,530
Kimberly-Clark Corp.	7,931	765,103
Procter & Gamble Co.	55,529	8,020,609
		11,254,447
Personal care products: 0.09%
Estee Lauder Cos., Inc. Class A	5,907	423,945
Kenvue, Inc.	45,781	789,265
		1,213,210
Tobacco: 0.65%
Altria Group, Inc.	40,110	2,646,859
Philip Morris International, Inc.	37,195	6,149,821
		8,796,680
Energy: 3.96%
Energy equipment & services: 0.30%
Baker Hughes Co. Class A	23,613	1,441,574
Halliburton Co.	20,012	780,268
SLB Ltd.	35,729	1,836,113
		4,057,955
Oil, gas & consumable fuels: 3.66%
APA Corp.	8,474	359,637
Chevron Corp.	44,789	9,266,844
ConocoPhillips	29,274	3,864,168
Coterra Energy, Inc.	18,127	636,983
Devon Energy Corp.	14,820	745,742
Diamondback Energy, Inc.	4,638	917,350
EOG Resources, Inc.	12,965	1,874,350
EQT Corp.	14,911	948,936
Expand Energy Corp.	5,691	624,758
Exxon Mobil Corp.	99,852	16,940,890
Kinder Morgan, Inc.	46,779	1,568,500
Marathon Petroleum Corp.	7,049	1,721,225
Occidental Petroleum Corp.	17,184	1,116,960
ONEOK, Inc.	15,035	1,359,014
Phillips 66	9,627	1,753,847
Targa Resources Corp.	5,129	1,285,994
Texas Pacific Land Corp.	1,384	656,791
Valero Energy Corp.	7,288	1,800,719
Williams Cos., Inc.	29,180	2,123,720
		49,566,428
Financials: 12.41%
Banks: 3.45%
Bank of America Corp.	158,546	7,729,118
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 5

Portfolio of investments—March 31, 2026

	Shares	Value
Banks(continued)
Citigroup, Inc.	41,754	$4,735,321
Citizens Financial Group, Inc.	10,154	608,935
Fifth Third Bancorp	21,506	999,169
Huntington Bancshares, Inc.	48,499	759,009
JPMorgan Chase & Co.	64,422	18,950,376
KeyCorp	22,389	448,899
M&T Bank Corp.	3,628	749,980
PNC Financial Services Group, Inc.	9,651	2,008,277
Regions Financial Corp.	20,740	541,729
Truist Financial Corp.	30,165	1,386,685
U.S. Bancorp	37,141	1,931,703
Wells Fargo & Co.	73,894	5,882,701
		46,731,902
Capital markets: 3.17%
Ameriprise Financial, Inc.	2,182	969,681
Ares Management Corp. Class A	4,922	536,990
Bank of New York Mellon Corp.	16,445	1,950,870
BlackRock, Inc.	3,448	3,315,976
Blackstone, Inc.	17,889	2,057,056
Cboe Global Markets, Inc.	2,500	702,675
Charles Schwab Corp.	39,910	3,750,742
CME Group, Inc.	8,616	2,544,736
Coinbase Global, Inc. Class A†	5,329	930,497
FactSet Research Systems, Inc.	886	192,253
Franklin Resources, Inc.	7,341	173,394
Goldman Sachs Group, Inc.	7,166	6,062,364
Interactive Brokers Group, Inc. Class A	10,641	713,692
Intercontinental Exchange, Inc.	13,569	2,134,132
Invesco Ltd.	10,609	257,693
KKR & Co., Inc.	16,401	1,517,093
Moody’s Corp.	3,666	1,599,292
Morgan Stanley	28,746	4,730,729
MSCI, Inc. Class A	1,756	946,502
Nasdaq, Inc.	10,730	910,870
Northern Trust Corp.	4,452	621,366
Raymond James Financial, Inc.	4,191	606,815
Robinhood Markets, Inc. Class A†	18,884	1,308,661
S&P Global, Inc.	7,311	3,109,661
State Street Corp.	6,668	843,902
T. Rowe Price Group, Inc.	5,223	470,801
		42,958,443
Consumer finance: 0.53%
American Express Co.	12,797	3,870,837
Capital One Financial Corp.	14,936	2,724,774
Synchrony Financial	8,305	564,906
		7,160,517
The accompanying notes are an integral part of these financial statements.
6 | Allspring Index Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Financial services: 3.56%
Apollo Global Management, Inc.	11,095	$1,236,205
Berkshire Hathaway, Inc. Class B†	43,815	20,996,148
Block, Inc.†	13,086	787,516
Corpay, Inc.†	1,672	486,535
Fidelity National Information Services, Inc.	12,373	580,417
Fiserv, Inc.†	12,851	717,086
Global Payments, Inc.	5,686	382,668
Jack Henry & Associates, Inc.	1,724	272,461
Mastercard, Inc. Class A	19,459	9,722,884
PayPal Holdings, Inc.	21,998	994,970
Visa, Inc. Class A	40,168	12,140,376
		48,317,266
Insurance: 1.70%
Aflac, Inc.	11,154	1,223,705
Allstate Corp.	6,212	1,287,996
American International Group, Inc.	12,820	964,705
Aon PLC Class A	5,125	1,654,248
Arch Capital Group Ltd.†	8,541	819,851
Arthur J Gallagher & Co.	6,140	1,329,801
Assurant, Inc.	1,197	260,719
Brown & Brown, Inc.	6,995	456,144
Chubb Ltd.	8,691	2,832,658
Cincinnati Financial Corp.	3,728	586,601
Erie Indemnity Co. Class A	607	152,545
Everest Group Ltd.	972	317,698
Globe Life, Inc.	1,902	264,701
Hartford Insurance Group, Inc.	6,664	901,173
Loews Corp.	4,037	430,909
Marsh & McLennan Cos., Inc.	11,568	2,006,470
MetLife, Inc.	13,152	930,109
Principal Financial Group, Inc.	4,727	425,950
Progressive Corp.	14,004	2,776,153
Prudential Financial, Inc.	8,315	812,292
Travelers Cos., Inc.	5,167	1,507,111
W.R. Berkley Corp.	7,119	471,847
Willis Towers Watson PLC	2,272	660,470
		23,073,856
Health care: 9.33%
Biotechnology: 1.76%
AbbVie, Inc.	42,229	9,184,385
Amgen, Inc.	12,866	4,526,902
Biogen, Inc.†	3,507	642,939
Gilead Sciences, Inc.	29,645	4,131,624
Incyte Corp.†	3,994	375,915
Moderna, Inc.†	8,309	422,097
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 7

Portfolio of investments—March 31, 2026

	Shares	Value
Biotechnology(continued)
Regeneron Pharmaceuticals, Inc.	2,409	$1,861,290
Vertex Pharmaceuticals, Inc.†	6,069	2,710,051
		23,855,203
Health care equipment & supplies: 1.76%
Abbott Laboratories	41,548	4,265,733
Align Technology, Inc.†	1,594	273,259
Baxter International, Inc.	12,293	206,522
Becton Dickinson & Co.	6,804	1,069,793
Boston Scientific Corp.†	35,435	2,223,546
Cooper Cos., Inc.†	4,683	334,835
DexCom, Inc.†	9,196	577,509
Edwards Lifesciences Corp.†	13,866	1,110,389
GE HealthCare Technologies, Inc.	10,890	775,150
Hologic, Inc.†	5,318	401,988
IDEXX Laboratories, Inc.†	1,908	1,072,086
Insulet Corp.†	1,681	352,741
Intuitive Surgical, Inc.†	8,485	3,911,500
Medtronic PLC	30,632	2,654,263
ResMed, Inc.	3,481	781,415
Solventum Corp.†	3,523	230,052
STERIS PLC	2,343	518,108
Stryker Corp.	8,229	2,703,967
Zimmer Biomet Holdings, Inc.	4,735	428,139
		23,890,995
Health care providers & services: 1.53%
Cardinal Health, Inc.	5,623	1,188,196
Cencora, Inc.	4,648	1,460,123
Centene Corp.†	11,162	365,444
Cigna Group	6,295	1,679,191
CVS Health Corp.	30,398	2,183,184
DaVita, Inc.†	798	122,645
Elevance Health, Inc.	5,273	1,543,671
HCA Healthcare, Inc.	3,740	1,769,918
Henry Schein, Inc.†	2,391	176,217
Humana, Inc.	2,881	499,536
Labcorp Holdings, Inc.	1,981	528,551
McKesson Corp.	2,927	2,532,909
Quest Diagnostics, Inc.	2,628	515,035
UnitedHealth Group, Inc.	21,644	5,856,650
Universal Health Services, Inc. Class B	1,320	236,240
		20,657,510
Life sciences tools & services: 0.82%
Agilent Technologies, Inc.	6,758	770,277
Bio-Techne Corp.	3,738	195,348
Charles River Laboratories International, Inc.†	1,176	202,860
Danaher Corp.	15,033	2,850,257
The accompanying notes are an integral part of these financial statements.
8 | Allspring Index Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Life sciences tools & services(continued)
IQVIA Holdings, Inc.†	4,052	$691,028
Mettler-Toledo International, Inc.†	486	612,943
Revvity, Inc.	2,709	237,336
Thermo Fisher Scientific, Inc.	8,977	4,412,465
Waters Corp.†	2,343	697,745
West Pharmaceutical Services, Inc.	1,719	430,850
		11,101,109
Pharmaceuticals: 3.46%
Bristol-Myers Squibb Co.	48,659	2,951,168
Eli Lilly & Co.	18,934	17,414,925
Johnson & Johnson	57,582	14,075,344
Merck & Co., Inc.	59,305	7,133,799
Pfizer, Inc.	135,853	3,814,752
Viatris, Inc.	27,520	371,795
Zoetis, Inc.	10,086	1,192,266
		46,954,049
Industrials: 8.89%
Aerospace & defense: 2.29%
Axon Enterprise, Inc.†	1,885	800,541
Boeing Co.†	18,765	3,734,798
General Dynamics Corp.	6,064	2,081,286
General Electric Co.	25,060	7,111,276
Howmet Aerospace, Inc.	9,580	2,207,807
Huntington Ingalls Industries, Inc.	938	356,346
L3Harris Technologies, Inc.	4,463	1,540,404
Lockheed Martin Corp.	4,838	2,924,039
Northrop Grumman Corp.	3,188	2,174,981
RTX Corp.	32,072	6,186,689
Textron, Inc.	4,161	364,337
TransDigm Group, Inc.	1,349	1,563,437
		31,045,941
Air freight & logistics: 0.33%
CH Robinson Worldwide, Inc.	2,834	470,642
Expeditors International of Washington, Inc.	3,202	458,623
FedEx Corp.	5,169	1,841,094
United Parcel Service, Inc. Class B	17,657	1,737,096
		4,507,455
Building products: 0.48%
A.O. Smith Corp.	2,686	177,115
Allegion PLC	2,056	298,716
Builders FirstSource, Inc.†	2,642	217,516
Carrier Global Corp.	18,773	1,057,108
Johnson Controls International PLC	14,625	1,915,144
Lennox International, Inc.	763	354,131
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 9

Portfolio of investments—March 31, 2026

	Shares	Value
Building products(continued)
Masco Corp.	4,865	$293,700
Trane Technologies PLC	5,288	2,203,721
		6,517,151
Commercial services & supplies: 0.45%
Cintas Corp.	8,122	1,373,755
Copart, Inc.†	21,279	706,463
Republic Services, Inc. Class A	4,808	1,053,048
Rollins, Inc.	7,012	374,511
Veralto Corp.	5,933	524,596
Waste Management, Inc.	8,866	2,037,318
		6,069,691
Construction & engineering: 0.29%
Comfort Systems USA, Inc.	841	1,159,731
EMCOR Group, Inc.	1,070	789,992
Quanta Services, Inc.	3,563	1,956,158
		3,905,881
Electrical equipment: 1.18%
AMETEK, Inc.	5,500	1,178,980
Eaton Corp. PLC	9,280	3,319,177
Emerson Electric Co.	13,428	1,759,336
GE Vernova, Inc.	6,440	5,621,476
Generac Holdings, Inc.†	1,402	273,853
Hubbell, Inc. Class B	1,270	623,240
Rockwell Automation, Inc.	2,685	963,593
Vertiv Holdings Co. Class A	9,141	2,290,552
		16,030,207
Ground transportation: 0.85%
CSX Corp.	44,432	1,823,934
J.B. Hunt Transport Services, Inc.	1,786	378,453
Norfolk Southern Corp.	5,366	1,540,042
Old Dominion Freight Line, Inc.	4,397	859,174
Uber Technologies, Inc.†	49,176	3,537,230
Union Pacific Corp.	14,178	3,439,866
		11,578,699
Industrial conglomerates: 0.39%
3M Co.	12,585	1,827,720
Honeywell International, Inc.	15,170	3,428,875
		5,256,595
Machinery: 1.83%
Caterpillar, Inc.	11,117	7,875,950
Cummins, Inc.	3,301	1,776,004
Deere & Co.	6,024	3,393,319
Dover Corp.	3,222	671,626
The accompanying notes are an integral part of these financial statements.
10 | Allspring Index Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Machinery(continued)
Fortive Corp.	7,488	$413,937
IDEX Corp.	1,788	338,915
Illinois Tool Works, Inc.	6,266	1,630,977
Ingersoll Rand, Inc.	8,504	681,340
Nordson Corp.	1,264	336,300
Otis Worldwide Corp.	9,288	715,919
PACCAR, Inc.	12,554	1,449,987
Parker-Hannifin Corp.	3,016	2,700,044
Pentair PLC	3,910	340,600
Snap-on, Inc.	1,240	450,393
Stanley Black & Decker, Inc.	3,701	262,993
Westinghouse Air Brake Technologies Corp.	4,074	1,018,133
Xylem, Inc.	5,821	695,610
		24,752,047
Passenger airlines: 0.16%
Delta Air Lines, Inc.	15,521	1,031,836
Southwest Airlines Co.	11,739	441,034
United Airlines Holdings, Inc.†	7,728	711,517
		2,184,387
Professional services: 0.38%
Automatic Data Processing, Inc.	9,621	1,954,795
Broadridge Financial Solutions, Inc.	2,790	453,319
Equifax, Inc.	2,877	518,061
Jacobs Solutions, Inc.	2,806	357,148
Leidos Holdings, Inc.	3,055	475,114
Paychex, Inc.	7,719	711,074
Verisk Analytics, Inc. Class A	3,330	631,867
		5,101,378
Trading companies & distributors: 0.26%
Fastenal Co.	27,434	1,272,938
United Rentals, Inc.	1,505	1,096,483
WW Grainger, Inc.	1,045	1,139,896
		3,509,317
Information technology: 32.42%
Communications equipment: 1.11%
Arista Networks, Inc.†	24,673	3,029,351
Ciena Corp.†	3,366	1,306,782
Cisco Systems, Inc.	94,407	7,325,039
F5, Inc.†	1,350	390,596
Lumentum Holdings, Inc.†	1,706	1,198,909
Motorola Solutions, Inc.	3,958	1,717,653
		14,968,330
Electronic equipment, instruments & components: 0.88%
Amphenol Corp. Class A	29,371	3,711,026
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 11

Portfolio of investments—March 31, 2026

	Shares	Value
Electronic equipment, instruments & components(continued)
CDW Corp.	3,111	$376,493
Coherent Corp.†	4,480	1,067,181
Corning, Inc.	18,655	2,536,520
Jabil, Inc.	2,523	670,185
Keysight Technologies, Inc.†	4,098	1,157,152
TE Connectivity PLC	7,011	1,465,439
Teledyne Technologies, Inc.†	1,122	678,821
Zebra Technologies Corp. Class A†	1,175	245,669
		11,908,486
IT services: 0.78%
Accenture PLC Class A	14,702	2,915,260
Akamai Technologies, Inc.†	3,437	394,739
Cognizant Technology Solutions Corp. Class A	11,427	701,047
EPAM Systems, Inc.†	1,320	178,728
Gartner, Inc.†	1,683	266,486
GoDaddy, Inc. Class A†	3,229	266,941
International Business Machines Corp.	22,334	5,413,538
VeriSign, Inc.	1,972	489,766
		10,626,505
Semiconductors & semiconductor equipment: 14.25%
Advanced Micro Devices, Inc.†	38,957	7,925,023
Analog Devices, Inc.	11,675	3,714,285
Applied Materials, Inc.	18,965	6,482,047
Broadcom, Inc.	113,287	35,063,459
First Solar, Inc.†	2,564	505,775
Intel Corp.†	112,188	4,950,857
KLA Corp.	3,132	4,611,588
Lam Research Corp.	29,838	6,375,187
Microchip Technology, Inc.	12,930	835,407
Micron Technology, Inc.	26,893	9,085,531
Monolithic Power Systems, Inc.	1,164	1,272,659
NVIDIA Corp.	580,619	101,259,954
NXP Semiconductors NV	6,013	1,183,719
ON Semiconductor Corp.†	9,415	582,977
Qnity Electronics, Inc.	5,005	577,477
QUALCOMM, Inc.	25,495	3,283,246
Skyworks Solutions, Inc.	3,593	192,405
Teradyne, Inc.	3,742	1,109,353
Texas Instruments, Inc.	21,685	4,209,926
		193,220,875
Software: 8.13%
Adobe, Inc.†	9,808	2,384,129
AppLovin Corp. Class A†	6,475	2,577,050
Autodesk, Inc.†	5,065	1,212,561
Cadence Design Systems, Inc.†	6,504	1,807,266
Crowdstrike Holdings, Inc. Class A†	6,024	2,351,830
The accompanying notes are an integral part of these financial statements.
12 | Allspring Index Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Software(continued)
Datadog, Inc. Class A†	7,844	$925,984
Fair Isaac Corp.†	567	605,295
Fortinet, Inc.†	15,103	1,234,217
Gen Digital, Inc.	13,169	247,972
Intuit, Inc.	6,649	2,874,895
Microsoft Corp.	177,426	65,677,782
Oracle Corp.	40,517	5,960,456
Palantir Technologies, Inc. Class A†	54,581	7,984,109
Palo Alto Networks, Inc.†	19,308	3,095,459
PTC, Inc.†	2,843	405,099
Roper Technologies, Inc.	2,547	901,281
Salesforce, Inc.	22,388	4,179,168
ServiceNow, Inc.†	24,993	2,613,018
Synopsys, Inc.†	4,571	1,812,310
Trimble, Inc.†	5,685	370,833
Tyler Technologies, Inc.†	1,028	351,967
Workday, Inc. Class A†	5,089	661,163
		110,233,844
Technology hardware, storage & peripherals: 7.27%
Apple, Inc.	350,788	89,026,487
Dell Technologies, Inc. Class C	7,101	1,165,487
Hewlett Packard Enterprise Co.	31,750	755,968
HP, Inc.	21,934	421,352
NetApp, Inc.	4,732	484,509
Sandisk Corp.†	3,527	2,240,844
Seagate Technology Holdings PLC	5,211	2,041,461
Super Micro Computer, Inc.†	12,022	273,741
Western Digital Corp.	8,101	2,191,240
		98,601,089
Materials: 2.06%
Chemicals: 1.15%
Air Products & Chemicals, Inc.	5,320	1,545,407
Albemarle Corp.	2,816	505,556
CF Industries Holdings, Inc.	3,727	483,914
Corteva, Inc.	16,069	1,345,136
Dow, Inc.	17,145	714,089
DuPont de Nemours, Inc.	9,777	447,787
Ecolab, Inc.	6,091	1,620,328
International Flavors & Fragrances, Inc.	6,119	443,933
Linde PLC	11,157	5,531,194
LyondellBasell Industries NV Class A	6,153	495,686
Mosaic Co.	7,584	193,392
PPG Industries, Inc.	5,362	573,090
Sherwin-Williams Co.	5,509	1,765,910
		15,665,422
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 13

Portfolio of investments—March 31, 2026

	Shares	Value
Construction materials: 0.25%
CRH PLC	16,015	$1,683,497
Martin Marietta Materials, Inc.	1,441	848,288
Vulcan Materials Co.	3,157	859,651
		3,391,436
Containers & packaging: 0.19%
Amcor PLC	11,040	438,840
Avery Dennison Corp.	1,847	318,940
Ball Corp.	6,403	378,481
International Paper Co.	12,617	450,427
Packaging Corp. of America	2,135	453,090
Smurfit Westrock PLC	12,482	497,408
		2,537,186
Metals & mining: 0.47%
Freeport-McMoRan, Inc.	34,340	2,018,505
Newmont Corp.	26,074	2,822,510
Nucor Corp.	5,468	924,639
Steel Dynamics, Inc.	3,280	590,400
		6,356,054
Real estate: 1.92%
Health care REITs: 0.34%
Alexandria Real Estate Equities, Inc.	3,727	173,008
Healthpeak Properties, Inc.	16,607	272,853
Ventas, Inc.	11,349	928,121
Welltower, Inc.	16,672	3,296,221
		4,670,203
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	15,281	292,784
Industrial REITs: 0.22%
Prologis, Inc.	22,211	2,935,850
Office REITs: 0.01%
BXP, Inc.	3,523	182,844
Real estate management & development: 0.10%
CBRE Group, Inc. Class A†	6,943	940,499
CoStar Group, Inc.†	10,127	408,523
		1,349,022
Residential REITs: 0.19%
AvalonBay Communities, Inc.	3,383	552,613
Camden Property Trust	2,471	241,318
Equity Residential	8,215	485,917
Essex Property Trust, Inc.	1,540	372,680
Invitation Homes, Inc.	13,476	334,879
The accompanying notes are an integral part of these financial statements.
14 | Allspring Index Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	2,793	$341,081
UDR, Inc.	7,186	242,743
		2,571,231
Retail REITs: 0.27%
Federal Realty Investment Trust	1,876	199,250
Kimco Realty Corp.	16,107	361,924
Realty Income Corp.	21,980	1,344,736
Regency Centers Corp.	3,933	297,571
Simon Property Group, Inc.	7,771	1,449,525
		3,653,006
Specialized REITs: 0.77%
American Tower Corp.	11,186	1,930,480
Crown Castle, Inc.	10,405	846,031
Digital Realty Trust, Inc.	7,716	1,390,500
Equinix, Inc.	2,348	2,301,603
Extra Space Storage, Inc.	5,071	664,960
Iron Mountain, Inc.	7,069	722,028
Public Storage	3,774	1,022,301
SBA Communications Corp. Class A	2,546	438,192
VICI Properties, Inc. Class A	25,538	697,698
Weyerhaeuser Co.	17,216	420,587
		10,434,380
Utilities: 2.50%
Electric utilities: 1.65%
Alliant Energy Corp.	6,142	440,750
American Electric Power Co., Inc.	12,923	1,693,947
Constellation Energy Corp.	7,446	2,079,295
Duke Energy Corp.	18,581	2,432,996
Edison International	9,194	672,817
Entergy Corp.	10,808	1,214,387
Evergy, Inc.	5,501	450,642
Eversource Energy	8,965	621,095
Exelon Corp.	24,441	1,198,098
FirstEnergy Corp.	12,422	629,299
NextEra Energy, Inc.	49,761	4,621,802
NRG Energy, Inc.	5,074	741,514
PG&E Corp.	52,518	922,741
Pinnacle West Capital Corp.	2,860	288,145
PPL Corp.	17,675	675,185
Southern Co.	26,310	2,539,441
Xcel Energy, Inc.	14,134	1,122,805
		22,344,959
Gas utilities: 0.05%
Atmos Energy Corp.	3,953	730,198
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 15

Portfolio of investments—March 31, 2026

	Shares	Value
Independent power and renewable electricity producers: 0.10%
AES Corp.	17,015	$239,742
Vistra Corp.	7,610	1,144,011
		1,383,753
Multi-utilities: 0.65%
Ameren Corp.	6,604	725,912
CenterPoint Energy, Inc.	15,599	673,253
CMS Energy Corp.	7,322	568,041
Consolidated Edison, Inc.	8,624	976,064
Dominion Energy, Inc.	20,403	1,261,313
DTE Energy Co.	4,962	725,544
NiSource, Inc.	11,434	533,510
Public Service Enterprise Group, Inc.	11,927	965,491
Sempra	15,595	1,515,366
WEC Energy Group, Inc.	7,777	900,343
		8,844,837
Water utilities: 0.05%
American Water Works Co., Inc.	4,664	634,724
Total common stocks (Cost $272,516,309)		1,335,647,200

		Yield
Short-term investments: 1.25%
Investment companies: 1.25%
Allspring Government Money Market Fund Select Class♠∞		3.60%	16,948,278	16,948,278
Total short-term investments (Cost $16,948,278)				16,948,278
Total investments in securities (Cost $289,464,587)	99.77%			1,352,595,478
Other assets and liabilities, net	0.23			3,172,595
Total net assets	100.00%			$1,355,768,073

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
16 | Allspring Index Fund

Portfolio of investments—March 31, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$16,763,979	$110,707,265	$(110,522,966)	$0	$0	$16,948,278	16,948,278	$695,199
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	62	6-18-2026	$20,727,046	$20,369,325	$0	$(357,721)
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 17

Statement of assets and liabilities—March 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $272,516,309)	$1,335,647,200
Investments in affiliated securities, at value (cost $16,948,278)	16,948,278
Cash	6,720
Cash at broker segregated for futures contracts	2,510,578
Receivable for Fund shares sold	839,672
Receivable for dividends	740,348
Receivable for daily variation margin on open futures contracts	565,750
Receivable from manager	42,278
Prepaid expenses and other assets	123,476
Total assets	1,357,424,300
Liabilities
Payable for Fund shares redeemed	1,169,113
Shareholder servicing fees payable	238,004
Administration fees payable	209,831
Distribution fee payable	4,069
Trustees’ fees and expenses payable	121
Accrued expenses and other liabilities	35,089
Total liabilities	1,656,227
Total net assets	$1,355,768,073
Net assets consist of
Paid-in capital	$249,036,745
Total distributable earnings	1,106,731,328
Total net assets	$1,355,768,073
Computation of net asset value and offering price per share
Net assets–Class A	$917,047,424
Shares outstanding–Class A1	16,926,490
Net asset value per share–Class A	$54.18
Maximum offering price per share – Class A2	$57.49
Net assets–Class C	$6,646,708
Shares outstanding–Class C1	118,779
Net asset value per share–Class C	$55.96
Net assets–Administrator Class	$432,073,941
Shares outstanding–Administrator Class[1]	7,691,783
Net asset value per share–Administrator Class	$56.17
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Index Fund

Statement of operations—year ended March 31, 2026
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $3,779)	$16,663,816
Income from affiliated securities	695,199
Interest	73,757
Total investment income	17,432,772
Expenses
Management fee	1,971,456
Administration fees
Class A	1,881,306
Class C	14,397
Administrator Class	558,107
Shareholder servicing fees
Class A	2,351,632
Class C	17,952
Administrator Class	421,113
Distribution fee
Class C	51,938
Custody and accounting fees	44,140
Professional fees	57,869
Registration fees	64,502
Shareholder report expenses	45,806
Trustees’ fees and expenses	18,710
Other fees and expenses	238,597
Total expenses	7,737,525
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,183,342)
Class A	(419,338)
Administrator Class	(2,773)
Net expenses	5,132,072
Net investment income	12,300,700
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	83,717,553
Futures contracts	3,104,001
Net realized gains on investments	86,821,554
Net change in unrealized gains (losses) on
Unaffiliated securities	114,241,359
Futures contracts	(229,475)
Net change in unrealized gains (losses) on investments	114,011,884
Net realized and unrealized gains (losses) on investments	200,833,438
Net increase in net assets resulting from operations	$213,134,138
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 19

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2026		Year ended March 31, 2025
Operations
Net investment income		$12,300,700		$13,171,405
Net realized gains on investments		86,821,554		93,605,488
Net change in unrealized gains (losses) on investments		114,011,884		(7,839,435)
Net increase in net assets resulting from operations		213,134,138		98,937,458
Distributions to shareholders from
Net investment income and net realized gains
Class A		(65,587,055)		(73,573,746)
Class C		(425,315)		(584,126)
Administrator Class		(30,046,479)		(32,784,061)
Total distributions to shareholders		(96,058,849)		(106,941,933)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	392,170	21,947,559	470,643	24,718,140
Class C	13,553	757,366	14,502	775,058
Administrator Class	697,823	40,409,563	638,894	34,601,302
		63,114,488		60,094,500
Reinvestment of distributions
Class A	1,122,545	63,890,856	1,333,963	71,395,358
Class C	7,275	425,301	10,575	582,349
Administrator Class	507,079	29,954,368	590,893	32,736,668
		94,270,525		104,714,375
Payment for shares redeemed
Class A	(1,859,321)	(103,869,640)	(1,928,086)	(101,665,453)
Class C	(36,703)	(2,100,805)	(49,675)	(2,683,632)
Administrator Class	(988,782)	(56,807,500)	(1,527,158)	(81,373,750)
		(162,777,945)		(185,722,835)
Net decrease in net assets resulting from capital share transactions		(5,392,932)		(20,913,960)
Total increase (decrease) in net assets		111,682,357		(28,918,435)
Net assets
Beginning of period		1,244,085,716		1,273,004,151
End of period		$1,355,768,073		$1,244,085,716
The accompanying notes are an integral part of these financial statements.
20 | Allspring Index Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31			Year ended May 31
Class A	2026	2025	2024[1]	2023	2022	2021
Net asset value, beginning of period	$49.48	$49.76	$42.33	$45.49	$50.17	$41.27
Net investment income	0.47 [2]	0.50 [2]	0.45 [2]	0.55 [2]	0.46	0.48
Net realized and unrealized gains (losses) on investments	8.24	3.68	10.45	0.36	(0.33)	14.92
Total from investment operations	8.71	4.18	10.90	0.91	0.13	15.40
Distributions to shareholders from
Net investment income	(0.46)	(0.50)	(0.54)	(0.53)	(0.46)	(0.57)
Net realized gains	(3.55)	(3.96)	(2.93)	(3.54)	(4.35)	(5.93)
Total distributions to shareholders	(4.01)	(4.46)	(3.47)	(4.07)	(4.81)	(6.50)
Net asset value, end of period	$54.18	$49.48	$49.76	$42.33	$45.49	$50.17
Total return[3]	17.27%	7.78%	26.86%	2.45%	(0.74)%	39.71%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.62%	0.64%	0.63%*	0.65%*
Net expenses	0.42%	0.42%	0.42%	0.45%	0.44%*	0.44%*
Net investment income	0.84%	0.96%	1.19%	1.30%	0.92%*	1.08%*
Supplemental data
Portfolio turnover rate	3%	3%	2%	2%	2%[4]	4%[4]
Net assets, end of period (000s omitted)	$917,047	$854,516	$865,571	$727,314	$771,925	$835,781

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%

[1]	For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31			Year ended May 31
Class C	2026	2025	2024[1]	2023	2022	2021
Net asset value, beginning of period	$51.02	$51.23	$43.44	$46.50	$51.19	$41.90
Net investment income	0.04 [2]	0.11 [2]	0.16 [2]	0.23 [2]	0.08 [2]	0.16 [2]
Net realized and unrealized gains (losses) on investments	8.48	3.74	10.74	0.40	(0.37)	15.21
Total from investment operations	8.52	3.85	10.90	0.63	(0.29)	15.37
Distributions to shareholders from
Net investment income	(0.03)	(0.10)	(0.18)	(0.15)	(0.05)	(0.15)
Net realized gains	(3.55)	(3.96)	(2.93)	(3.54)	(4.35)	(5.93)
Total distributions to shareholders	(3.58)	(4.06)	(3.11)	(3.69)	(4.40)	(6.08)
Net asset value, end of period	$55.96	$51.02	$51.23	$43.44	$46.50	$51.19
Total return[3]	16.40%	6.95%	26.06%	1.69%	(1.48)%	38.83%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.38%	1.36%	1.38%	1.37%*	1.40%*
Net expenses	1.19%	1.19%	1.19%	1.20%	1.20%*	1.20%*
Net investment income	0.08%	0.20%	0.42%	0.54%	0.16%*	0.34%*
Supplemental data
Portfolio turnover rate	3%	3%	2%	2%	2%[4]	4%[4]
Net assets, end of period (000s omitted)	$6,647	$6,870	$8,158	$7,780	$10,538	$12,530

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%

[1]	For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
22 | Allspring Index Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31			Year ended May 31
Administrator Class	2026	2025	2024[1]	2023	2022	2021
Net asset value, beginning of period	$51.19	$51.37	$43.60	$46.73	$51.41	$42.15
Net investment income	0.59 [2]	0.61 [2]	0.53 [2]	0.65 [2]	0.58	0.58
Net realized and unrealized gains (losses) on investments	8.53	3.78	10.79	0.37	(0.36)	15.26
Total from investment operations	9.12	4.39	11.32	1.02	0.22	15.84
Distributions to shareholders from
Net investment income	(0.59)	(0.61)	(0.62)	(0.61)	(0.55)	(0.65)
Net realized gains	(3.55)	(3.96)	(2.93)	(3.54)	(4.35)	(5.93)
Total distributions to shareholders	(4.14)	(4.57)	(3.55)	(4.15)	(4.90)	(6.58)
Net asset value, end of period	$56.17	$51.19	$51.37	$43.60	$46.73	$51.41
Total return[3]	17.48%	7.95%	27.07%	2.65%	(0.55)%	39.97%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.41%	0.39%	0.40%	0.37%*	0.42%*
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%*	0.25%*
Net investment income	1.02%	1.13%	1.36%	1.49%	1.11%*	1.28%*
Supplemental data
Portfolio turnover rate	3%	3%	2%	2%	2%[4]	4%[4]
Net assets, end of period (000s omitted)	$432,074	$382,699	$399,275	$350,438	$369,967	$414,276

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%

[1]	For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 23

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Fund (the “Fund”) which is a non-diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
24 | Allspring Index Fund

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $289,283,708 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,081,090,749
Gross unrealized losses	(18,136,700)
Net unrealized gains	$1,062,954,049
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Fund | 25

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$137,378,351	$0	$0	$137,378,351
Consumer discretionary	131,769,568	0	0	131,769,568
Consumer staples	70,178,281	0	0	70,178,281
Energy	53,624,383	0	0	53,624,383
Financials	168,241,984	0	0	168,241,984
Health care	126,458,866	0	0	126,458,866
Industrials	120,458,749	0	0	120,458,749
Information technology	439,559,129	0	0	439,559,129
Materials	27,950,098	0	0	27,950,098
Real estate	26,089,320	0	0	26,089,320
Utilities	33,938,471	0	0	33,938,471
Short-term investments
Investment companies	16,948,278	0	0	16,948,278
Total assets	$1,352,595,478	$0	$0	$1,352,595,478
Liabilities
Futures contracts	$357,721	$0	$0	$357,721
Total liabilities	$357,721	$0	$0	$357,721
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.150%
Next $4 billion	0.125
Next $5 billion	0.090
Over $10 billion	0.080
For the year ended March 31, 2026, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
26 | Allspring Index Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.44%
Class C	1.19
Administrator Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended March 31, 2026, Allspring Funds Distributor received $15,555 from the sale of Class A shares and $221 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended March 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2026 were $36,847,440 and $122,827,278, respectively.
6.DERIVATIVE TRANSACTIONS
During the year ended March 31, 2026, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $19,278,631 in long futures contracts during the year ended March 31, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Index Fund | 27

Notes to financial statements
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended March 31
	2026	2025
Ordinary income	$14,632,637	$16,057,500
Long-term capital gain	81,426,212	90,884,433
Total	$96,058,849	$106,941,933
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Total
$2,008,510	$41,776,764	$1,062,954,049	$1,106,739,323
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
9.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
28 | Allspring Index Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Index Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended, the period from June 1, 2023 to March 31, 2024 and each of the years in the three-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the period from June 1, 2023 to March 31, 2024 and each of the years in the three-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 21, 2026
Allspring Index Fund | 29

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2026.
Pursuant to Section 852 of the Internal Revenue Code, $81,426,212 was designated as a 20% rate gain distribution for the fiscal year ended
March 31, 2026.
Pursuant to Section 854 of the Internal Revenue Code, $14,632,637 of income dividends paid during the fiscal year ended March 31, 2026 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2026, $162,079 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended March 31, 2026, $1,367,741 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Allspring Index Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Index Fund | 31

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3329 03-26

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series EPI
Long Form Financial Statements
Annual Report
March 31, 2026

Allspring Managed Account | 1

Portfolio of investments—March 31, 2026
Portfolio of investments

	Shares	Value
Common stocks: 96.66%
Communication services: 10.18%
Entertainment: 1.66%
Netflix, Inc.†#	623	$59,901
Interactive media & services: 8.52%
Alphabet, Inc. Class C#	683	195,925
Meta Platforms, Inc. Class A#	196	112,138
		308,063
Consumer discretionary: 10.47%
Broadline retail: 4.64%
Amazon.com, Inc.†#	804	167,449
Hotels, restaurants & leisure: 3.61%
Hilton Worldwide Holdings, Inc.#	147	44,700
McDonald’s Corp.#	170	52,834
Starbucks Corp.#	369	33,059
		130,593
Household durables: 1.09%
Garmin Ltd.#	170	39,442
Specialty retail: 1.13%
Home Depot, Inc.#	124	40,782
Consumer staples: 2.57%
Consumer staples distribution & retail: 1.21%
Walmart, Inc.#	352	43,747
Food products: 1.36%
Mondelez International, Inc. Class A#	850	48,994
Personal care products: 0.00%
Unilever PLC ADR#	2	114
Energy: 5.83%
Oil, gas & consumable fuels: 5.83%
Suncor Energy, Inc.#	1,696	112,123
TotalEnergies SE#	1,081	98,349
		210,472
Financials: 14.07%
Banks: 6.22%
Citigroup, Inc.#	733	83,129
JPMorgan Chase & Co.#	357	105,015
PNC Financial Services Group, Inc.#	176	36,624
		224,768
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—March 31, 2026

	Shares	Value
Capital markets: 3.11%
BlackRock, Inc.#	54	$51,932
Blackstone, Inc.#	526	60,485
		112,417
Financial services: 2.08%
Visa, Inc. Class A#	248	74,956
Insurance: 2.66%
Manulife Financial Corp.#	1,511	52,039
Marsh & McLennan Cos., Inc.#	254	44,056
		96,095
Health care: 6.64%
Biotechnology: 1.69%
AbbVie, Inc.#	281	61,115
Health care equipment & supplies: 1.03%
Abbott Laboratories#	362	37,167
Life sciences tools & services: 1.37%
Thermo Fisher Scientific, Inc.#	101	49,644
Pharmaceuticals: 2.55%
Eli Lilly & Co.#	100	91,977
Industrials: 11.67%
Aerospace & defense: 4.19%
Boeing Co.†#	364	72,447
RTX Corp.#	410	79,089
		151,536
Commercial services & supplies: 1.73%
Waste Management, Inc.#	272	62,503
Electrical equipment: 1.51%
Eaton Corp. PLC#	152	54,366
Ground transportation: 2.63%
Uber Technologies, Inc.†#	693	49,848
Union Pacific Corp.#	186	45,127
		94,975
Machinery: 1.23%
Xylem, Inc.#	373	44,573
Passenger airlines: 0.38%
Southwest Airlines Co.#	369	13,863
Information technology: 34.38%
Communications equipment: 1.65%
Motorola Solutions, Inc.#	137	59,454
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—March 31, 2026

	Shares	Value
Electronic equipment, instruments & components: 2.65%
Keysight Technologies, Inc.†#	186	$52,521
TE Connectivity PLC#	206	43,058
		95,579
Semiconductors & semiconductor equipment: 12.88%
Advanced Micro Devices, Inc.†#	276	56,147
Analog Devices, Inc.#	158	50,266
ASML Holding NV#	34	44,908
Broadcom, Inc.#	508	157,231
Lam Research Corp.#	256	54,697
NVIDIA Corp.#	586	102,199
		465,448
Software: 9.18%
Microsoft Corp.#	650	240,610
Salesforce, Inc.#	294	54,881
ServiceNow, Inc.†#	347	36,279
		331,770
Technology hardware, storage & peripherals: 8.02%
Apple, Inc.#	1,142	289,828
Materials: 0.85%
Chemicals: 0.85%
Ecolab, Inc.#	116	30,858
Total common stocks (Cost $2,682,895)		3,492,449

		Yield
Short-term investments: 3.51%
Investment companies: 3.51%
Allspring Government Money Market Fund Select Class♠∞		3.60%	126,823	126,823
Total short-term investments (Cost $126,823)				126,823
Total investments in securities (Cost $2,809,718)	100.17%			3,619,272
Other assets and liabilities, net	(0.17)			(6,040)
Total net assets	100.00%			$3,613,232

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—March 31, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$78,374	$1,767,690	$(1,719,241)	$0	$0	$126,823	126,823	$5,014
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
E-Mini S&P 500 Index	Morgan Stanley Co.	(4)	$(292,000)	$730.00	4-2-2026	$0
E-Mini S&P 500 Index	Morgan Stanley Co.	(16)	(1,128,000)	705.00	4-2-2026	0
E-Mini S&P 500 Index	Morgan Stanley Co.	(20)	(1,460,000)	730.00	4-10-2026	0
E-Mini S&P 500 Index	Morgan Stanley Co.	(20)	(1,442,000)	721.00	4-17-2026	(140)
E-Mini S&P 500 Index	Morgan Stanley Co.	(3)	(204,300)	681.00	4-17-2026	(405)
E-Mini S&P 500 Index	Morgan Stanley Co.	(21)	(1,522,500)	725.00	4-24-2026	(168)
E-Mini S&P 500 Index	Morgan Stanley Co.	(2)	(134,400)	672.00	4-24-2026	(1,071)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(4)	(248,800)	622.00	4-10-2026	(22)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(2)	(122,600)	613.00	4-17-2026	(140)
iShares Russell 2000 ETF	Morgan Stanley Co.	(9)	(240,300)	267.00	4-2-2026	0
iShares Russell 2000 ETF	Morgan Stanley Co.	(9)	(234,000)	260.00	4-10-2026	(720)
iShares Russell 2000 ETF	Morgan Stanley Co.	(11)	(282,700)	257.00	4-17-2026	(2,893)
iShares Russell 2000 ETF	Morgan Stanley Co.	(11)	(284,900)	259.00	4-24-2026	(3,113)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(4)	(214,000)	535.00	4-2-2026	0
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(2)	(97,200)	486.00	4-10-2026	(61)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(1)	(48,700)	487.00	4-10-2026	(26)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(2)	(95,200)	476.00	4-24-2026	(845)
						$(9,604)
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Statement of assets and liabilities—March 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,682,895)	$3,492,449
Investments in affiliated securities, at value (cost $126,823)	126,823
Cash due from broker	1,010
Receivable from manager	2,133
Receivable for dividends	1,431
Total assets	3,623,846
Liabilities
Written options, at value (premiums $20,275)	9,604
Overdraft due to custodian bank	1,010
Total liabilities	10,614
Total net assets	$3,613,232
Net assets consist of
Paid-in capital	$2,645,903
Total distributable earnings	967,329
Total net assets	$3,613,232
Computation of net asset value per share
Net assets	$3,613,232
Shares outstanding[1]	132,121
Net asset value per share	$27.35
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Statement of operations—year ended March 31, 2026
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,207)	$38,408
Income from affiliated securities	5,014
Interest	2,261
Total investment income	45,683
Expenses
Custody and accounting fees	4,905
Professional fees	35,288
Registration fees	24,969
Shareholder report expenses	16,288
Trustees’ fees and expenses	8,717
Other fees and expenses	7,140
Total expenses	97,307
Less: Fee waivers and/or expense reimbursements	(97,307)
Net expenses	0
Net investment income	45,683
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	215,613
Foreign currency and foreign currency translations	4
Written options	77,212
Net realized gains on investments	292,829
Net change in unrealized gains (losses) on
Unaffiliated securities	300,836
Written options	671
Net change in unrealized gains (losses) on investments	301,507
Net realized and unrealized gains (losses) on investments	594,336
Net increase in net assets resulting from operations	$640,019
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2026		Year ended March 31, 2025
Operations
Net investment income		$45,683		$55,528
Net realized gains on investments		292,829		145,584
Net change in unrealized gains (losses) on investments		301,507		12,208
Net increase in net assets resulting from operations		640,019		213,320
Distributions to shareholders from
Net investment income and net realized gains		(196,715)		(54,741)
Capital share transactions	Shares		Shares
Proceeds from shares sold	25,986	695,829	2,425	58,265
Reinvestment of distributions	78	2,145	22	503
Payment for shares redeemed	(36,254)	(913,458)	0	0
Net increase (decrease) in net assets resulting from capital share transactions		(215,484)		58,768
Total increase in net assets		227,820		217,347
Net assets
Beginning of period		3,385,412		3,168,065
End of period		$3,613,232		$3,385,412
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout the period)

	Year ended March 31
	2026	2025	2024[1]
Net asset value, beginning of period	$23.79	$22.65	$20.00
Net investment income	0.36 [2]	0.39 [2]	0.32 [2]
Net realized and unrealized gains (losses) on investments	4.82	1.14	2.98
Total from investment operations	5.18	1.53	3.30
Distributions to shareholders from
Net investment income	(0.39)	(0.39)	(0.30)
Net realized gains	(1.23)	0.00	(0.35)
Total distributions to shareholders	(1.62)	(0.39)	(0.65)
Net asset value, end of period	$27.35	$23.79	$22.65
Total return[3]	21.80%	6.73%	16.81%
Ratios to average net assets (annualized)
Gross expenses	2.84%	3.45%	5.18%*
Net expenses[4]	0.00%	0.00%	0.05%*
Net investment income	1.33%	1.64%	1.92%*
Supplemental data
Portfolio turnover rate	30%	21%	11%
Net assets, end of period (000s omitted)	$3,613	$3,385	$3,168

*	Ratios include dividends on securities sold short as follows:

Year ended March 31, 2024	0.05%

[1]	For the period from June 8, 2023 (commencement of operations) to March 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder® Shares - Series EPI (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in a diversified portfolio of equity securities of approximately 40 to 60 large capitalization U.S. companies and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
10 | Allspring Managed Account

Notes to financial statements
The Fund may sell a security it does not own as a result of an exercised written call option. The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such securities during the period are recorded as an expense on the Statement of operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of assets and liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $2,815,658 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$926,221
Gross unrealized losses	(111,936)
Net unrealized gains	$814,285
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account | 11

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$367,964	$0	$0	$367,964
Consumer discretionary	378,266	0	0	378,266
Consumer staples	92,855	0	0	92,855
Energy	210,472	0	0	210,472
Financials	508,236	0	0	508,236
Health care	239,903	0	0	239,903
Industrials	421,816	0	0	421,816
Information technology	1,242,079	0	0	1,242,079
Materials	30,858	0	0	30,858
Short-term investments
Investment companies	126,823	0	0	126,823
Total assets	$3,619,272	$0	$0	$3,619,272
Liabilities
Written options	$9,604	$0	$0	$9,604
Total liabilities	$9,604	$0	$0	$9,604
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2026 were $995,094 and $1,333,250, respectively.
6.DERIVATIVE TRANSACTIONS
During the year ended March 31, 2026, the Fund entered into written options for income generation and hedging purposes. The Fund had an average of 143 written option contracts during the year ended March 31, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
12 | Allspring Managed Account

Notes to financial statements
For options contracts, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2026, the Fund had written options contracts with the following counterparty which are subject to offset:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley Co.	$9,604	$0	$(9,604)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended March 31
	2026	2025
Ordinary income	$62,558	$54,741
Long-term capital gain	134,157	0
Total	$196,715	$54,741
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Total
$74,971	$78,073	$814,285	$967,329
9.CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of March 31, 2026, Allspring Funds Management or one of its affiliates owned 85% of the Fund.
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the
Allspring Managed Account | 13

Notes to financial statements
Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14 | Allspring Managed Account

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Managed Account CoreBuilder® Shares - Series EPI (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended and the period from June 8, 2023 (commencement of operations) to March 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from June 8, 2023 to March 31, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 21, 2026
Allspring Managed Account | 15

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 31% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2026.
Pursuant to Section 852 of the Internal Revenue Code, $134,157 was designated as a 20% rate gain distribution for the fiscal year ended
March 31, 2026.
Pursuant to Section 854 of the Internal Revenue Code, $25,735 of income dividends paid during the fiscal year ended March 31, 2026 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2026, $5,086 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended March 31, 2026, $14,952 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Managed Account | 17

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4905 03-26

Allspring Disciplined Small Cap Fund
Long Form Financial Statements
Annual Report
March 31, 2026

Allspring Disciplined Small Cap Fund | 1

Portfolio of investments—March 31, 2026
Portfolio of investments

	Shares	Value
Common stocks: 96.23%
Communication services: 1.81%
Entertainment: 0.48%
Cinemark Holdings, Inc.	6,149	$175,369
Madison Square Garden Entertainment Corp. Class A†	3,379	199,057
Sphere Entertainment Co.†	2,454	288,100
		662,526
Interactive media & services: 1.10%
CarGurus, Inc.†	4,912	167,253
EverQuote, Inc. Class A†	32,184	496,277
MediaAlpha, Inc. Class A†	30,929	287,640
QuinStreet, Inc.†	33,561	403,068
TripAdvisor, Inc.†	6,943	74,012
Yelp, Inc. Class A†	4,005	99,084
		1,527,334
Media: 0.23%
Magnite, Inc.†	26,978	320,499
Consumer discretionary: 8.74%
Automobile components: 0.83%
Adient PLC†	7,319	147,917
Dauch Corp.†	48,424	287,154
Motorcar Parts of America, Inc.†	23,334	258,074
XPEL, Inc.†	10,333	457,339
		1,150,484
Broadline retail: 0.30%
Kohl’s Corp.	31,935	411,961
Distributors: 0.68%
GigaCloud Technology, Inc. Class A†	20,964	951,346
Diversified consumer services: 1.75%
American Public Education, Inc.†	7,607	432,686
Covista, Inc.†	2,960	341,140
Frontdoor, Inc.†	6,257	330,745
Perdoceo Education Corp.	22,334	831,048
Stride, Inc.†	5,645	497,720
		2,433,339
Hotels, restaurants & leisure: 1.87%
Brightstar Lottery PLC	6,005	76,504
Brinker International, Inc.†	7,383	1,054,071
Hilton Grand Vacations, Inc.†	6,187	242,035
Rush Street Interactive, Inc.†	18,912	411,336
Super Group SGHC Ltd.	74,473	804,308
		2,588,254
The accompanying notes are an integral part of these financial statements.
2 | Allspring Disciplined Small Cap Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Household durables: 0.92%
Cavco Industries, Inc.†	209	$101,217
Hovnanian Enterprises, Inc. Class A†	2,375	263,411
KB Home	4,561	236,032
M/I Homes, Inc.†	3,436	420,738
Taylor Morrison Home Corp. Class A†	4,437	258,411
		1,279,809
Leisure products: 0.12%
JAKKS Pacific, Inc.	8,078	160,914
Specialty retail: 1.60%
Abercrombie & Fitch Co. Class A†	8,997	822,056
Group 1 Automotive, Inc.	1,905	629,850
Urban Outfitters, Inc.†	12,065	764,318
		2,216,224
Textiles, apparel & luxury goods: 0.67%
Kontoor Brands, Inc.	12,011	844,253
Superior Group of Cos., Inc.	8,621	87,590
		931,843
Consumer staples: 1.42%
Consumer staples distribution & retail: 1.12%
Andersons, Inc.	12,549	900,767
Sprouts Farmers Market, Inc.†	2,386	184,032
United Natural Foods, Inc.†	10,261	462,361
		1,547,160
Food products: 0.09%
Vital Farms, Inc.†	9,106	128,577
Household products: 0.04%
Central Garden & Pet Co.†	1,460	53,684
Personal care products: 0.04%
Niagen Bioscience, Inc.†	12,175	53,692
Tobacco: 0.13%
Turning Point Brands, Inc.	2,165	187,900
Energy: 6.40%
Energy equipment & services: 1.88%
Archrock, Inc.	15,046	523,601
Bristow Group, Inc.	14,622	685,626
Helix Energy Solutions Group, Inc.†	31,876	315,254
Helmerich & Payne, Inc.	13,681	492,926
Liberty Energy, Inc. Class A	15,710	452,448
Seadrill Ltd.†	3,097	140,913
		2,610,768
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 3

Portfolio of investments—March 31, 2026

	Shares	Value
Oil, gas & consumable fuels: 4.52%
California Resources Corp.	7,242	$501,291
Centrus Energy Corp. Class A†	2,140	371,483
Clean Energy Fuels Corp.†	84,686	210,021
Diversified Energy Co.	17,446	304,258
Excelerate Energy, Inc. Class A	2,558	85,488
International Seaways, Inc.	10,739	782,658
Murphy Oil Corp.	2,678	110,468
Par Pacific Holdings, Inc.†	18,920	1,185,149
Peabody Energy Corp.	25,211	830,703
Scorpio Tankers, Inc.	11,737	876,284
Teekay Tankers Ltd. Class A	7,726	566,470
VAALCO Energy, Inc.	69,888	443,090
		6,267,363
Financials: 16.96%
Banks: 9.54%
1st Source Corp.	4,900	339,129
Amalgamated Financial Corp.	10,687	415,404
Ameris Bancorp	7,468	582,429
Axos Financial, Inc.†	6,893	586,525
Bancorp, Inc.†	2,912	156,462
Bank of NT Butterfield & Son Ltd.	9,544	500,869
BankUnited, Inc.	5,785	261,251
Capital Bancorp, Inc.	7,160	212,938
Central Pacific Financial Corp.	5,646	180,446
Civista Bancshares, Inc.	3,637	82,887
CNB Financial Corp.	9,910	286,994
Customers Bancorp, Inc.†	7,154	496,559
Eastern Bankshares, Inc.	12,405	242,642
Enterprise Financial Services Corp.	4,597	248,744
First BanCorp	32,471	693,581
First Financial Bancorp	9,871	275,203
First Financial Corp.	6,861	433,615
Firstsun Capital Bancorp†	11,518	419,946
Hancock Whitney Corp.	8,224	522,964
Hanmi Financial Corp.	18,157	478,618
Hilltop Holdings, Inc.	11,818	423,321
International Bancshares Corp.	1,706	114,797
Mercantile Bank Corp.	5,396	272,498
Metropolitan Bank Holding Corp.	5,037	419,532
NB Bancorp, Inc.	19,027	400,899
Northeast Community Bancorp, Inc.	14,065	334,747
Northwest Bancshares, Inc.	30,717	389,799
OFG Bancorp	12,170	492,398
Origin Bancorp, Inc.	10,551	437,444
Pathward Financial, Inc.	5,864	523,245
Preferred Bank	4,182	379,266
Republic Bancorp, Inc. Class A	2,280	160,854
The accompanying notes are an integral part of these financial statements.
4 | Allspring Disciplined Small Cap Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Banks(continued)
UMB Financial Corp.	7,461	$841,526
WSFS Financial Corp.	9,607	628,874
		13,236,406
Capital markets: 1.75%
Acadian Asset Management, Inc.	5,092	277,107
Artisan Partners Asset Management, Inc. Class A	6,199	225,581
BGC Group, Inc. Class A	25,923	253,527
StoneX Group, Inc.†	12,922	1,042,159
Victory Capital Holdings, Inc. Class A	9,639	631,162
		2,429,536
Consumer finance: 2.20%
Atlanticus Holdings Corp.†	5,606	294,147
Bread Financial Holdings, Inc.	5,592	418,785
Enova International, Inc.†	6,159	836,577
FirstCash Holdings, Inc.	2,406	452,328
LendingTree, Inc.†	3,072	131,727
OppFi, Inc.	40,868	315,092
PROG Holdings, Inc.	13,253	380,229
Regional Management Corp.	6,846	220,784
		3,049,669
Financial services: 1.93%
Essent Group Ltd.	6,404	374,250
Evertec, Inc.	8,183	230,924
Jackson Financial, Inc. Class A	7,804	825,039
Marqeta, Inc. Class A†	49,599	202,364
MGIC Investment Corp.	6,231	163,564
NMI Holdings, Inc. Class A†	7,640	286,576
Payoneer Global, Inc.†	33,591	162,245
Paysign, Inc.†	42,538	250,974
Radian Group, Inc.	5,453	180,385
		2,676,321
Insurance: 1.54%
Genworth Financial, Inc. Class A†	27,208	220,929
Hamilton Insurance Group Ltd. Class B	13,887	414,249
HCI Group, Inc.	3,952	611,019
Oscar Health, Inc. Class A†	18,030	206,804
Skyward Specialty Insurance Group, Inc.†	3,677	160,611
United Fire Group, Inc.	13,917	515,764
		2,129,376
Health care: 16.62%
Biotechnology: 8.53%
ACADIA Pharmaceuticals, Inc.†	11,946	265,918
ADMA Biologics, Inc.†	15,724	141,673
Alkermes PLC†	15,827	559,643
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 5

Portfolio of investments—March 31, 2026

	Shares	Value
Biotechnology(continued)
Apogee Therapeutics, Inc.†	3,854	$324,391
Arcturus Therapeutics Holdings, Inc.†	17,311	133,641
Arcus Biosciences, Inc.†	13,583	293,393
Arcutis Biotherapeutics, Inc.†	4,357	102,651
Arrowhead Pharmaceuticals, Inc.†	4,268	267,604
Beam Therapeutics, Inc.†	9,055	215,781
Blueprint Medicines Corp.♦†	2,870	0
Bridgebio Pharma, Inc.†	7,978	592,446
CareDx, Inc.†	13,620	236,443
Catalyst Pharmaceuticals, Inc.†	15,943	394,749
Cogent Biosciences, Inc.†	7,674	295,372
CRISPR Therapeutics AG†	3,806	181,051
Cytokinetics, Inc.†	4,226	278,536
Dyne Therapeutics, Inc.†	2,954	53,556
Entrada Therapeutics, Inc.†	12,572	158,659
GRAIL, Inc.†	1,388	71,732
Halozyme Therapeutics, Inc.†	1,531	98,948
Ideaya Biosciences, Inc.†	3,991	132,980
Insmed, Inc.†	594	97,131
Intellia Therapeutics, Inc.†	11,564	148,250
Ironwood Pharmaceuticals, Inc. Class A†	50,972	178,912
Janux Therapeutics, Inc.†	10,443	145,158
Kiniksa Pharmaceuticals International PLC Class A†	9,905	476,926
Krystal Biotech, Inc.†	1,507	389,288
Kura Oncology, Inc.†	15,030	122,194
Madrigal Pharmaceuticals, Inc.†	717	375,328
MiMedx Group, Inc.†	42,805	169,080
Mirum Pharmaceuticals, Inc.†	1,560	144,113
Monte Rosa Therapeutics, Inc.†	19,411	319,311
Nurix Therapeutics, Inc.†	8,661	134,245
Nuvalent, Inc. Class A†	1,656	169,657
Praxis Precision Medicines, Inc.†	1,090	351,187
Protagonist Therapeutics, Inc.†	4,030	424,762
PTC Therapeutics, Inc.†	8,702	592,867
Puma Biotechnology, Inc.†	11,025	70,450
Relay Therapeutics, Inc.†	46,987	467,521
Rhythm Pharmaceuticals, Inc.†	1,183	102,885
Soleno Therapeutics, Inc.†	2,650	88,722
Spyre Therapeutics, Inc.†	1,709	86,202
Stoke Therapeutics, Inc.†	13,559	441,481
Syndax Pharmaceuticals, Inc.†	12,528	292,654
TG Therapeutics, Inc.†	10,914	362,563
Ultragenyx Pharmaceutical, Inc.†	2,265	47,452
Vaxcyte, Inc.†	3,800	220,818
Veracyte, Inc.†	9,758	314,305
Voyager Therapeutics, Inc.†	44,443	171,550
Zymeworks, Inc.†	5,001	125,225
		11,829,404
The accompanying notes are an integral part of these financial statements.
6 | Allspring Disciplined Small Cap Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Health care equipment & supplies: 2.15%
Axogen, Inc.†	13,977	$463,058
Bioventus, Inc. Class A†	51,622	471,309
Delcath Systems, Inc.†	20,699	192,087
Electromed, Inc.†	5,145	120,444
Embecta Corp.	8,898	78,658
Lantheus Holdings, Inc.†	5,360	406,556
LeMaitre Vascular, Inc.	474	51,747
LivaNova PLC†	6,417	407,865
Omnicell, Inc.†	2,561	85,486
Tactile Systems Technology, Inc.†	11,464	299,554
TransMedics Group, Inc.†	4,125	410,066
		2,986,830
Health care providers & services: 3.23%
Accendra Health, Inc.†	62,189	141,791
Addus HomeCare Corp.†	2,569	240,587
Alignment Healthcare, Inc.†	30,867	543,877
Aveanna Healthcare Holdings, Inc.†	43,072	277,384
BrightSpring Health Services, Inc.†	25,062	1,067,892
Concentra Group Holdings Parent, Inc.	5,563	119,326
Ensign Group, Inc.	2,476	498,914
GeneDx Holdings Corp. Class A†	3,615	232,155
Guardant Health, Inc.†	2,935	271,106
HealthEquity, Inc.†	1,253	104,713
Hims & Hers Health, Inc.†	10,274	213,288
Nutex Health, Inc.†	2,447	232,563
Option Care Health, Inc.†	3,300	88,836
Pediatrix Medical Group, Inc.†	20,956	448,249
		4,480,681
Life sciences tools & services: 0.03%
Quanterix Corp.†	11,104	39,086
Pharmaceuticals: 2.68%
Amneal Pharmaceuticals, Inc.†	43,167	536,566
ANI Pharmaceuticals, Inc.†	6,613	508,540
Arvinas, Inc.†	33,546	355,588
Collegium Pharmaceutical, Inc.†	5,831	192,831
Corcept Therapeutics, Inc.†	4,269	172,083
Harmony Biosciences Holdings, Inc.†	14,918	417,853
Indivior Pharmaceuticals, Inc.†	21,194	645,993
Nektar Therapeutics Class A†	1,870	134,546
Pacira BioSciences, Inc.†	6,933	156,686
Phibro Animal Health Corp. Class A	2,620	144,912
Rapport Therapeutics, Inc.†	4,435	138,771
Supernus Pharmaceuticals, Inc.†	3,990	206,243
Theravance Biopharma, Inc.†	6,650	107,930
		3,718,542
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 7

Portfolio of investments—March 31, 2026

	Shares	Value
Industrials: 18.16%
Aerospace & defense: 1.83%
AAR Corp.†	6,294	$688,941
AeroVironment, Inc.†	1,140	208,677
FTAI Aviation Ltd.	1,005	246,225
Kratos Defense & Security Solutions, Inc.†	2,580	181,916
Red Cat Holdings, Inc.†	8,889	116,357
V2X, Inc.†	12,669	867,826
VSE Corp.	1,264	233,082
		2,543,024
Building products: 0.48%
Modine Manufacturing Co.†	1,946	421,718
Quanex Building Products Corp.	7,450	133,876
Resideo Technologies, Inc.†	3,170	106,861
		662,455
Commercial services & supplies: 1.45%
Brink’s Co.	2,319	240,318
Cimpress PLC†	8,776	640,648
Healthcare Services Group, Inc.†	12,491	231,708
Interface, Inc. Class A	18,618	463,961
Quad/Graphics, Inc.	66,938	442,460
		2,019,095
Construction & engineering: 3.60%
Ameresco, Inc. Class A†	12,535	319,643
Argan, Inc.	1,353	736,911
EMCOR Group, Inc.	580	428,220
IES Holdings, Inc.†	437	208,217
Matrix Service Co.†	10,765	123,582
MYR Group, Inc.†	1,726	487,284
Primoris Services Corp.	8,294	1,186,374
Sterling Infrastructure, Inc.†	3,131	1,275,162
Tutor Perini Corp.	2,946	227,402
		4,992,795
Electrical equipment: 4.58%
Allient, Inc.	2,460	145,361
American Superconductor Corp.†	13,548	458,600
Amprius Technologies, Inc.†	38,477	648,722
Array Technologies, Inc.†	44,055	318,518
Bloom Energy Corp. Class A†	9,450	1,280,380
EnerSys	3,226	560,421
Eos Energy Enterprises, Inc.†	10,236	50,771
NANO Nuclear Energy, Inc.†	1,726	35,348
Nextpower, Inc. Class A†	12,809	1,544,125
NuScale Power Corp.†	6,437	69,777
The accompanying notes are an integral part of these financial statements.
8 | Allspring Disciplined Small Cap Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Electrical equipment(continued)
Powell Industries, Inc.	1,749	$946,349
Power Solutions International, Inc.†	4,869	296,425
		6,354,797
Machinery: 2.29%
Blue Bird Corp.†	11,313	642,465
Columbus McKinnon Corp.	19,049	276,782
Hyster-Yale, Inc.	6,358	206,699
JBT Marel Corp.	1,350	172,624
Luxfer Holdings PLC	11,670	142,141
Microvast Holdings, Inc.†	34,907	52,361
Mueller Industries, Inc.	4,986	552,449
Mueller Water Products, Inc. Class A	5,937	163,208
Park-Ohio Holdings Corp.	9,231	221,913
SPX Technologies, Inc.†	1,001	200,140
Terex Corp.	9,174	542,183
		3,172,965
Marine transportation: 0.64%
Costamare, Inc.	17,315	292,624
Matson, Inc.	3,599	590,020
		882,644
Passenger airlines: 0.49%
SkyWest, Inc.†	7,339	673,940
Professional services: 1.50%
IBEX Holdings Ltd.†	17,229	462,082
Innodata, Inc.†	3,404	131,463
Kelly Services, Inc. Class A	13,561	120,015
LegalZoom.com, Inc.†	17,436	98,862
Planet Labs PBC†	19,376	541,559
TriNet Group, Inc.	1,380	50,273
Upwork, Inc.†	24,299	266,317
Willdan Group, Inc.†	5,409	414,113
		2,084,684
Trading companies & distributors: 1.30%
DNOW, Inc.†	44,821	533,818
DXP Enterprises, Inc.†	6,604	922,777
Rush Enterprises, Inc. Class A	5,266	348,135
		1,804,730
Information technology: 13.61%
Communications equipment: 0.99%
NetScout Systems, Inc.†	16,369	520,371
Vistance Networks, Inc.†	46,852	852,706
		1,373,077
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 9

Portfolio of investments—March 31, 2026

	Shares	Value
Electronic equipment, instruments & components: 3.76%
Advanced Energy Industries, Inc.	1,261	$406,937
Arlo Technologies, Inc.†	39,209	557,944
Bel Fuse, Inc. Class A	684	123,257
Fabrinet†	2,895	1,509,800
Mirion Technologies, Inc. Class A†	12,186	226,538
nLight, Inc.†	9,524	543,058
Ouster, Inc.†	4,627	84,998
Sanmina Corp.†	3,640	471,890
TTM Technologies, Inc.†	13,244	1,290,231
		5,214,653
IT services: 0.79%
Applied Digital Corp.†	9,724	230,848
DigitalOcean Holdings, Inc.†	10,042	861,403
		1,092,251
Semiconductors & semiconductor equipment: 3.81%
ACM Research, Inc. Class A†	9,211	362,453
Amkor Technology, Inc.	5,610	252,618
Axcelis Technologies, Inc.†	5,718	532,232
Credo Technology Group Holding Ltd.†	7,128	669,105
Onto Innovation, Inc.†	2,100	430,647
Penguin Solutions, Inc.†	21,880	385,088
Photronics, Inc.†	10,761	434,852
Rambus, Inc.†	9,555	822,017
Rigetti Computing, Inc.†	16,793	235,774
SiTime Corp.†	1,388	479,346
Ultra Clean Holdings, Inc.†	10,991	683,420
		5,287,552
Software: 3.88%
A10 Networks, Inc.	35,669	824,667
ACI Worldwide, Inc.†	4,560	187,006
Amplitude, Inc. Class A†	27,819	189,726
Appfolio, Inc. Class A†	270	42,611
Clear Secure, Inc. Class A	13,332	645,402
Commvault Systems, Inc.†	2,214	172,448
Consensus Cloud Solutions, Inc.†	9,184	218,028
D-Wave Quantum, Inc.†	15,359	221,630
Freshworks, Inc. Class A†	29,365	235,801
Hut 8 Corp.†	4,824	226,294
Intapp, Inc.†	6,391	164,185
InterDigital, Inc.	1,932	583,464
LiveRamp Holdings, Inc.†	21,320	565,406
Pagaya Technologies Ltd. Class A†	10,124	117,945
PagerDuty, Inc.†	7,115	44,184
Qualys, Inc.†	2,250	197,663
SoundHound AI, Inc. Class A†	11,360	78,043
Sprinklr, Inc. Class A†	32,250	193,500
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined Small Cap Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Software(continued)
SPS Commerce, Inc.†	2,723	$151,589
Tenable Holdings, Inc.†	3,156	53,384
Workiva, Inc. Class A†	2,377	141,741
Zeta Global Holdings Corp. Class A†	8,258	131,467
		5,386,184
Technology hardware, storage & peripherals: 0.38%
Diebold Nixdorf, Inc.†	2,817	212,514
IonQ, Inc.†	9,306	268,292
Quantum Computing, Inc.†	6,501	44,532
		525,338
Materials: 4.42%
Chemicals: 0.63%
Flotek Industries, Inc.†	27,174	461,143
Koppers Holdings, Inc.	8,847	342,202
Mativ Holdings, Inc.	8,567	74,533
		877,878
Containers & packaging: 0.38%
Ardagh Metal Packaging SA	40,820	165,321
O-I Glass, Inc.†	35,051	368,386
		533,707
Metals & mining: 3.08%
Century Aluminum Co.†	17,108	1,004,068
Coeur Mining, Inc.†	69,441	1,303,408
Commercial Metals Co.	5,704	350,397
Constellium SE Class A†	37,702	926,715
Hecla Mining Co.	9,585	178,568
SunCoke Energy, Inc.	25,631	166,858
USA Rare Earth, Inc.†	8,355	126,453
Worthington Steel, Inc.	6,871	208,535
		4,265,002
Paper & forest products: 0.33%
Clearwater Paper Corp.†	9,471	136,193
Sylvamo Corp.	7,539	318,447
		454,640
Real estate: 4.85%
Diversified REITs: 0.76%
Broadstone Net Lease, Inc.	28,650	523,435
CTO Realty Growth, Inc.	6,735	124,530
Essential Properties Realty Trust, Inc.	13,416	407,310
		1,055,275
Health care REITs: 1.03%
CareTrust REIT, Inc.	28,851	1,057,389
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 11

Portfolio of investments—March 31, 2026

	Shares	Value
Health care REITs(continued)
National Health Investors, Inc.	1,790	$144,740
Sabra Health Care REIT, Inc.	11,366	218,568
		1,420,697
Hotel & resort REITs: 1.33%
Apple Hospitality REIT, Inc.	25,340	291,663
Chatham Lodging Trust	41,454	326,243
DiamondRock Hospitality Co.	67,189	629,561
Ryman Hospitality Properties, Inc.	3,723	343,521
Xenia Hotels & Resorts, Inc.	17,132	254,068
		1,845,056
Industrial REITs: 0.09%
LXP Industrial Trust	2,731	126,336
Office REITs: 0.31%
Postal Realty Trust, Inc. Class A	23,361	433,580
Real estate management & development: 0.94%
Compass, Inc. Class A†	84,843	620,202
Newmark Group, Inc. Class A	45,850	687,292
		1,307,494
Retail REITs: 0.39%
Getty Realty Corp.	10,007	318,223
Urban Edge Properties	10,642	212,627
		530,850
Utilities: 3.24%
Electric utilities: 0.75%
Oklo, Inc. Class A†	4,705	233,321
Otter Tail Corp.	4,828	423,753
Portland General Electric Co.	7,219	380,947
		1,038,021
Gas utilities: 0.89%
Brookfield Infrastructure Corp. Class A	17,629	696,698
New Jersey Resources Corp.	5,187	284,870
Southwest Gas Holdings, Inc.	2,965	257,659
		1,239,227
Independent power and renewable electricity producers: 0.31%
Clearway Energy, Inc. Class A	11,008	431,183
Multi-utilities: 0.41%
Avista Corp.	13,949	559,913
Water utilities: 0.88%
California Water Service Group	12,500	566,750
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined Small Cap Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Water utilities(continued)
Consolidated Water Co. Ltd.	10,051	$332,889
H2O America	5,435	318,872
		1,218,511
Total common stocks (Cost $113,920,566)		133,467,082

	Expiration date
Rights: 0.00%
Health care: 0.00%
Biotechnology: 0.00%
Aduro Biotech, Inc.♦†	10-2-2030	4,415	0
Life sciences tools & services: 0.00%
OmniAb, Inc. $12.50 Earnout shares♦†	11-2-2027	103	0
OmniAb, Inc. $15.00 Earnout shares♦†	11-2-2027	103	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 3.11%
Investment companies: 3.11%
Allspring Government Money Market Fund Select Class♠∞		3.60%	4,316,982	4,316,982
Total short-term investments (Cost $4,316,982)				4,316,982
Total investments in securities (Cost $118,237,548)	99.34%			137,784,064
Other assets and liabilities, net	0.66			909,091
Total net assets	100.00%			$138,693,155

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,343,618	$38,370,947	$(36,397,583)	$0	$0	$4,316,982	4,316,982	$104,702
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 13

Portfolio of investments—March 31, 2026

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	35	6-18-2026	$4,378,374	$4,396,350	$17,976	$0
The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined Small Cap Fund

Statement of assets and liabilities—March 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $113,920,566)	$133,467,082
Investments in affiliated securities, at value (cost $4,316,982)	4,316,982
Cash	5,047
Cash at broker segregated for futures contracts	370,789
Receivable for Fund shares sold	821,103
Receivable for investments sold	815,343
Receivable for daily variation margin on open futures contracts	143,423
Receivable for dividends	83,749
Prepaid expenses and other assets	26,131
Total assets	140,049,649
Liabilities
Payable for investments purchased	838,540
Payable for Fund shares redeemed	455,239
Management fee payable	32,314
Administration fees payable	8,362
Shareholder servicing fees payable	489
Trustees’ fees and expenses payable	50
Accrued expenses and other liabilities	21,500
Total liabilities	1,356,494
Total net assets	$138,693,155
Net assets consist of
Paid-in capital	$111,272,612
Total distributable earnings	27,420,543
Total net assets	$138,693,155
Computation of net asset value and offering price per share
Net assets–Class A	$2,320,262
Shares outstanding–Class A1	148,634
Net asset value per share–Class A	$15.61
Maximum offering price per share – Class A2	$16.56
Net assets–Class R6	$81,508,483
Shares outstanding–Class R6[1]	5,309,850
Net asset value per share–Class R6	$15.35
Net assets–Institutional Class	$54,864,410
Shares outstanding–Institutional Class[1]	3,566,240
Net asset value per share–Institutional Class	$15.38
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 15

Statement of operations—year ended March 31, 2026
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $6,535)	$1,157,024
Income from affiliated securities	104,702
Interest	8,143
Total investment income	1,269,869
Expenses
Management fee	549,457
Administration fees
Class A	3,525
Class R6	23,369
Administrator Class	9,192 [1]
Institutional Class	30,050
Shareholder servicing fees
Class A	4,406
Administrator Class	17,655 [1]
Custody and accounting fees	10,888
Professional fees	47,749
Registration fees	74,305
Shareholder report expenses	28,894
Trustees’ fees and expenses	7,133
Other fees and expenses	15,543
Total expenses	822,166
Less: Fee waivers and/or expense reimbursements
Fund-level	(201,842)
Class A	(824)
Class R6	(15,642)
Institutional Class	(33)
Net expenses	603,825
Net investment income	666,044
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	7,162,987
Futures contracts	292,899
Net realized gains on investments	7,455,886
Net change in unrealized gains (losses) on
Unaffiliated securities	19,331,563
Futures contracts	74,401
Net change in unrealized gains (losses) on investments	19,405,964
Net realized and unrealized gains (losses) on investments	26,861,850
Net increase in net assets resulting from operations	$27,527,894
1 For the period from April 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Disciplined Small Cap Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2026		Year ended March 31, 2025
Operations
Net investment income		$666,044		$359,278
Net realized gains on investments		7,455,886		4,554,900
Net change in unrealized gains (losses) on investments		19,405,964		(8,307,929)
Net increase (decrease) in net assets resulting from operations		27,527,894		(3,393,751)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(76,277)		(55,121)
Class R6		(3,301,426)		(1,409,102)
Administrator Class		0 [1]		(630,335)
Institutional Class		(1,605,401)		(97,292)
Total distributions to shareholders		(4,983,104)		(2,191,850)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	83,415	1,260,587	46,160	625,085
Class R6	317,056	4,116,172	4,216,103	52,527,341
Administrator Class	10,739 [1]	145,119 [1]	35,201	468,282
Institutional Class	2,486,795	38,475,027	109,547	1,523,049
		43,996,905		55,143,757
Reinvestment of distributions
Class A	4,822	74,404	3,907	55,070
Class R6	217,021	3,301,426	101,950	1,409,102
Administrator Class	0 [1]	0 [1]	44,965	625,999
Institutional Class	104,705	1,594,694	7,024	97,292
		4,970,524		2,187,463
Payment for shares redeemed
Class A	(49,541)	(710,178)	(32,932)	(453,543)
Class R6	(1,290,312)	(17,312,894)	(1,282,019)	(17,104,859)
Administrator Class	(37,977)[1]	(517,428)[1]	(195,654)	(2,580,700)
Institutional Class	(334,123)	(5,136,201)	(82,524)	(1,081,314)
		(23,676,701)		(21,220,416)
Share conversions
Administrator Class	(1,156,113)[2]	(17,467,823)[2]	0	0
Institutional Class	1,157,745 [2]	17,467,823 [2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		25,290,728		36,110,804
Total increase in net assets		47,835,518		30,525,203
Net assets
Beginning of period		90,857,637		60,332,434
End of period		$138,693,155		$90,857,637
1 For the period from April 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$12.29	$13.49	$10.98	$11.82	$11.67
Net investment income	0.04 [1]	0.04 [1]	0.07 [1]	0.04	0.01 [1]
Net realized and unrealized gains (losses) on investments	3.87	(0.73)	2.73	(0.86)	0.14
Total from investment operations	3.91	(0.69)	2.80	(0.82)	0.15
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.01)	(0.01)	0.00
Net realized gains	(0.59)	(0.50)	(0.28)	(0.01)	0.00
Total distributions to shareholders	(0.59)	(0.51)	(0.29)	(0.02)	0.00
Net asset value, end of period	$15.61	$12.29	$13.49	$10.98	$11.82
Total return[2]	31.88%	(5.64)%	25.98%	(7.01)%	1.29%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.29%	1.81%	2.10%	1.74%
Net expenses	0.89%	0.90%	0.87%	0.91%	0.91%
Net investment income	0.26%	0.33%	0.62%	0.35%	0.05%
Supplemental data
Portfolio turnover rate	48%	57%	57%	53%	39%
Net assets, end of period (000s omitted)	$2,320	$1,351	$1,252	$578	$662

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Disciplined Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class R6	2026	2025	2024	2023	2022
Net asset value, beginning of period	$12.09	$13.27	$10.78	$11.64	$11.45
Net investment income	0.09 [1]	0.10 [1]	0.10 [1]	0.08 [1]	0.06 [1]
Net realized and unrealized gains (losses) on investments	3.81	(0.72)	2.70	(0.89)	0.14
Total from investment operations	3.90	(0.62)	2.80	(0.81)	0.20
Distributions to shareholders from
Net investment income	(0.05)	(0.06)	(0.03)	(0.04)	(0.01)
Net realized gains	(0.59)	(0.50)	(0.28)	(0.01)	0.00
Total distributions to shareholders	(0.64)	(0.56)	(0.31)	(0.05)	(0.01)
Net asset value, end of period	$15.35	$12.09	$13.27	$10.78	$11.64
Total return[2]	32.32%	(5.19)%	26.46%	(6.98)%	1.76%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.86%	1.07%	1.67%	1.32%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.66%	0.76%	0.84%	0.76%	0.49%
Supplemental data
Portfolio turnover rate	48%	57%	57%	53%	39%
Net assets, end of period (000s omitted)	$81,508	$73,309	$40,213	$198	$236

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$12.11	$13.29	$10.80	$11.71	$11.60
Net investment income	0.08 [1]	0.09 [1]	0.11 [1]	0.07 [1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	3.81	(0.72)	2.68	(0.90)	0.16
Total from investment operations	3.89	(0.63)	2.79	(0.83)	0.20
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.02)	(0.07)	(0.09)
Net realized gains	(0.59)	(0.50)	(0.28)	(0.01)	0.00
Total distributions to shareholders	(0.62)	(0.55)	(0.30)	(0.08)	(0.09)
Net asset value, end of period	$15.38	$12.11	$13.29	$10.80	$11.71
Total return[2]	32.22%	(5.28)%	26.30%	(7.09)%	1.68%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.97%	1.48%	1.76%	1.42%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.49%	0.64%	0.91%	0.65%	0.36%
Supplemental data
Portfolio turnover rate	48%	57%	57%	53%	39%
Net assets, end of period (000s omitted)	$54,864	$1,830	$1,556	$891	$1,192

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Disciplined Small Cap Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Allspring Disciplined Small Cap Fund | 21

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $118,762,904 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$29,259,362
Gross unrealized losses	(10,220,226)
Net unrealized gains	$19,039,136
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
22 | Allspring Disciplined Small Cap Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,510,359	$0	$0	$2,510,359
Consumer discretionary	12,124,174	0	0	12,124,174
Consumer staples	1,971,013	0	0	1,971,013
Energy	8,878,131	0	0	8,878,131
Financials	23,521,308	0	0	23,521,308
Health care	23,054,543	0	0	23,054,543
Industrials	25,191,129	0	0	25,191,129
Information technology	18,879,055	0	0	18,879,055
Materials	6,131,227	0	0	6,131,227
Real estate	6,719,288	0	0	6,719,288
Utilities	4,486,855	0	0	4,486,855
Rights
Health care	0	0	0	0
Short-term investments
Investment companies	4,316,982	0	0	4,316,982
	137,784,064	0	0	137,784,064
Futures contracts	17,976	0	0	17,976
Total assets	$137,802,040	$0	$0	$137,802,040
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.500%
Next $4 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the year ended March 31, 2026, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Disciplined Small Cap Fund | 23

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.92%
Class R6	0.50
Institutional Class	0.60
Sales charges
Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. For the year ended March 31, 2026, Allspring Funds Distributor received $126 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A shares for the year ended March 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2026 were $71,695,703 and $51,352,981, respectively.
6.DERIVATIVE TRANSACTIONS
During the year ended March 31, 2026, the Fund entered into futures contracts for economic hedging purposes. The Fund had an average notional amount of $2,424,014 in long futures contracts during the year ended March 31, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
24 | Allspring Disciplined Small Cap Fund

Notes to financial statements
For the year ended March 31, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended March 31
	2026	2025
Ordinary income	$1,141,705	$771,536
Long-term capital gain	3,841,399	1,420,314
Total	$4,983,104	$2,191,850
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Total
$1,617,878	$6,763,529	$19,039,136	$27,420,543
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Disciplined Small Cap Fund | 25

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Disciplined Small Cap Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 21, 2026
26 | Allspring Disciplined Small Cap Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 35% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2026.
Pursuant to Section 852 of the Internal Revenue Code, $3,841,399 was designated as a 20% rate gain distribution for the fiscal year ended
March 31, 2026.
Pursuant to Section 854 of the Internal Revenue Code, $516,578 of income dividends paid during the fiscal year ended March 31, 2026 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2026, $32,862 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended March 31, 2026, $787,955 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Disciplined Small Cap Fund | 27

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

28 | Allspring Disciplined Small Cap Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4335 03-26

Allspring Special Small Cap Value Fund
Long Form Financial Statements
Annual Report
March 31, 2026

Allspring Special Small Cap Value Fund | 1

Portfolio of investments—March 31, 2026
Portfolio of investments

	Shares	Value
Common stocks: 97.19%
Communication services: 0.50%
Interactive media & services: 0.50%
IAC, Inc.†	388,929	$15,568,828
Consumer discretionary: 7.76%
Automobile components: 1.62%
Garrett Motion, Inc.	945,500	17,179,735
Holley, Inc.†	5,500,000	16,885,000
Holley, Inc. New York Stock Exchange†	1,655,586	5,082,649
Visteon Corp.	124,400	11,334,084
		50,481,468
Broadline retail: 0.49%
Pattern Group, Inc. Class A†	1,220,801	15,174,556
Diversified consumer services: 1.02%
Graham Holdings Co. Class B	11,100	11,735,586
Matthews International Corp. Class A	774,257	19,991,316
		31,726,902
Hotels, restaurants & leisure: 2.02%
Boyd Gaming Corp.	229,700	18,876,746
Genius Sports Ltd.†	2,249,017	9,963,145
Pursuit Attractions & Hospitality, Inc.†	930,411	34,080,955
		62,920,846
Household durables: 0.55%
La-Z-Boy, Inc.	536,400	17,239,896
Leisure products: 0.07%
Mattel, Inc.†	146,700	2,131,551
Specialty retail: 0.57%
Group 1 Automotive, Inc.	53,200	17,589,516
Textiles, apparel & luxury goods: 1.42%
Capri Holdings Ltd.†	446,200	7,862,044
Levi Strauss & Co. Class A	930,465	17,204,298
Steven Madden Ltd.	564,324	19,141,870
		44,208,212
Consumer staples: 6.03%
Food products: 4.07%
J&J Snack Foods Corp.♠	1,105,744	87,652,327
Nomad Foods Ltd.	2,971,383	28,554,991
Tootsie Roll Industries, Inc.	243,799	10,415,115
		126,622,433
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Small Cap Value Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Household products: 1.96%
Central Garden & Pet Co.†	640,633	$23,556,076
Central Garden & Pet Co. Class A†	1,156,674	37,499,371
		61,055,447
Energy: 5.79%
Energy equipment & services: 1.27%
Forum Energy Technologies, Inc.†	172,386	10,112,163
Liberty Energy, Inc. Class A	462,954	13,333,075
Patterson-UTI Energy, Inc.	1,501,617	16,262,512
		39,707,750
Oil, gas & consumable fuels: 4.52%
California Resources Corp.	190,392	13,178,934
Chord Energy Corp.	428,159	60,875,647
Magnolia Oil & Gas Corp. Class A	1,675,852	52,906,648
Matador Resources Co.	217,700	13,754,286
		140,715,515
Financials: 19.37%
Banks: 11.49%
Associated Banc-Corp.	985,195	25,477,143
BOK Financial Corp.	166,500	21,321,990
Hancock Whitney Corp.	1,111,077	70,653,386
Old National Bancorp	1,559,006	34,454,033
Renasant Corp.	1,103,015	39,851,932
SouthState Bank Corp.	756,489	69,990,362
UMB Financial Corp.	852,102	96,108,585
		357,857,431
Capital markets: 1.40%
GlassBridge Enterprises, Inc.♦†	1,527	0
Lazard, Inc. Class A	236,200	10,033,776
Marex Group PLC	591,820	26,383,336
Pershing Square Tontine Holdings Ltd.♦†	1,415,995	1
Westwood Holdings Group, Inc.	438,283	7,218,521
		43,635,634
Financial services: 0.77%
Compass Diversified Holdings	3,049,299	23,967,490
Insurance: 5.24%
Abacus Global Management, Inc.	947,990	7,470,161
CNO Financial Group, Inc.	628,075	25,788,759
Hanover Insurance Group, Inc.	214,081	37,110,941
Stewart Information Services Corp.	1,045,913	64,407,323
White Mountains Insurance Group Ltd.	12,827	28,180,406
		162,957,590
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 3

Portfolio of investments—March 31, 2026

	Shares	Value
Mortgage real estate investment trusts (REITs): 0.47%
Adamas Trust, Inc.	2,001,009	$14,727,426
Health care: 7.60%
Health care equipment & supplies: 3.97%
CONMED Corp.	410,123	14,501,949
Enovis Corp.†	739,600	16,825,900
Globus Medical, Inc. Class A†	264,800	22,815,168
Haemonetics Corp.†	531,131	29,934,543
UFP Technologies, Inc.†	99,900	19,340,640
Varex Imaging Corp.†	1,900,000	20,159,000
		123,577,200
Health care providers & services: 0.69%
Chemed Corp.	57,100	21,568,954
Life sciences tools & services: 1.10%
Azenta, Inc.†	688,341	14,544,645
Charles River Laboratories International, Inc.†	113,555	19,588,238
		34,132,883
Pharmaceuticals: 1.84%
Prestige Consumer Healthcare, Inc.†	966,129	57,262,466
Industrials: 22.93%
Aerospace & defense: 1.20%
StandardAero, Inc.†	1,447,400	37,386,342
Building products: 5.21%
CSW Industrials, Inc.	59,364	15,469,071
Janus International Group, Inc.†	1,988,300	10,239,745
Quanex Building Products Corp.	1,907,482	34,277,452
Simpson Manufacturing Co., Inc.	213,631	36,663,352
UFP Industries, Inc.	712,114	65,599,942
		162,249,562
Commercial services & supplies: 1.96%
ACCO Brands Corp.♠	5,471,146	16,413,438
Custom Truck One Source, Inc.†	3,000,000	19,710,000
Ennis, Inc.	1,164,323	24,939,799
		61,063,237
Ground transportation: 0.46%
Werner Enterprises, Inc.	482,423	14,188,060
Machinery: 12.18%
Alamo Group, Inc.	414,693	68,411,904
Atmus Filtration Technologies, Inc.	179,793	10,206,849
Douglas Dynamics, Inc.♠	1,458,336	61,381,362
Franklin Electric Co., Inc.	1,124,470	103,642,401
Hillman Group†	3,622,900	30,142,528
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Small Cap Value Fund

Portfolio of investments—March 31, 2026

	Shares	Value
Machinery(continued)
Hillman Solutions Corp.†	1,220,836	$10,157,356
Mayville Engineering Co., Inc.♠†	1,331,131	23,893,801
Middleby Corp.†	57,500	7,623,350
Mueller Industries, Inc.	463,814	51,390,591
Standex International Corp.	48,200	12,284,252
		379,134,394
Professional services: 1.92%
Korn Ferry	846,282	53,273,452
Maximus, Inc.	103,800	6,653,580
		59,927,032
Information technology: 10.19%
Communications equipment: 0.94%
Vistance Networks, Inc.†	1,607,328	29,253,370
Electronic equipment, instruments & components: 6.17%
Belden, Inc.	526,390	60,445,364
Ingram Micro Holding Corp.	697,599	16,261,033
Insight Enterprises, Inc.†	186,000	12,463,860
Knowles Corp.†	808,885	20,772,167
Novanta, Inc.†	482,558	56,994,925
Sanmina Corp.†	194,399	25,201,886
		192,139,235
Semiconductors & semiconductor equipment: 1.60%
Amkor Technology, Inc.	137,200	6,178,116
Axcelis Technologies, Inc.†	175,300	16,316,924
Diodes, Inc.†	182,400	12,450,624
Onto Innovation, Inc.†	73,000	14,970,110
		49,915,774
Software: 0.35%
Bit Digital, Inc.†	4,126,900	5,406,239
Progress Software Corp.†	205,927	5,282,027
		10,688,266
Technology hardware, storage & peripherals: 1.13%
Diebold Nixdorf, Inc.†	467,547	35,271,746
Materials: 16.20%
Chemicals: 9.37%
Avient Corp.	2,098,675	76,181,903
Ecovyst, Inc.†	2,672,811	34,372,349
Ingevity Corp.†	62,787	4,472,318
Innospec, Inc.♠	1,505,241	109,912,698
Mativ Holdings, Inc.♠	2,887,028	25,117,144
Minerals Technologies, Inc.	243,656	17,280,084
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 5

Portfolio of investments—March 31, 2026

	Shares	Value
Chemicals(continued)
NewMarket Corp.	4,873	$3,123,349
Quaker Chemical Corp.	172,476	21,426,693
		291,886,538
Construction materials: 2.39%
Eagle Materials, Inc.	262,693	49,767,189
Titan America SA	1,640,481	24,574,405
		74,341,594
Containers & packaging: 4.44%
Myers Industries, Inc.	1,464,240	31,012,603
Silgan Holdings, Inc.	1,125,525	43,670,370
TriMas Corp.	1,767,276	63,515,899
		138,198,872
Real estate: 0.22%
Retail REITs: 0.22%
Agree Realty Corp.	92,500	6,972,650
Utilities: 0.60%
Gas utilities: 0.60%
MDU Resources Group, Inc.	904,367	18,738,484
Total common stocks (Cost $2,586,641,226)		3,026,185,150
Investment companies: 0.56%
Exchange-traded funds: 0.56%
iShares Russell 2000 ETF	70,500	17,484,000
Total investment companies (Cost $17,152,222)		17,484,000

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	353,999	0
Total rights (Cost $0)			0
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Small Cap Value Fund

Portfolio of investments—March 31, 2026

		Yield	Shares	Value
Short-term investments: 3.06%
Investment companies: 3.06%
Allspring Government Money Market Fund Select Class♠∞		3.60%	95,253,727	$95,253,727
Total short-term investments (Cost $95,253,727)				95,253,727
Total investments in securities (Cost $2,699,047,175)	100.81%			3,138,922,877
Other assets and liabilities, net	(0.81)			(25,370,874)
Total net assets	100.00%			$3,113,552,003

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
ACCO Brands Corp.	$20,616,526	$2,511,871	$(564,953)	$(65,694)	$(6,084,312)	$16,413,438	5,471,146	$1,628,449
Douglas Dynamics, Inc.	43,856,405	209,502	(16,790,911)	(1,170,537)	35,276,903	61,381,362	1,458,336	2,037,894
Innospec, Inc.	148,826,667	4,221,256	(8,815,909)	(1,565,216)	(32,754,100)	109,912,698	1,505,241	2,725,216
J&J Snack Foods Corp.	145,211,685	12,198,148	(10,998,914)	(2,711,092)	(56,047,500)	87,652,327	1,105,744	2,743,680
Mativ Holdings, Inc.	19,871,613	1,267,439	(4,721,427)	(17,114,919)	25,814,438	25,117,144	2,887,028	1,180,830
Mayville Engineering Co., Inc.†	20,938,632	307,943	(4,501,478)	1,245,757	5,902,947	23,893,801	1,331,131	0
Short-term investments
Allspring Government Money Market Fund Select Class	157,787,818	934,623,328	(997,157,419)	0	0	95,253,727	95,253,727	2,088,566
Investments in affiliates no longer held at end of period
DallasNews Corp.†	1,577,267	0	(4,707,801)	93,734	3,036,800	0	0	0
Denny’s Corp.†	16,484,036	2,507,706	(30,335,627)	(22,429,234)	33,773,119	0	0	0
				$(43,717,201)	$8,918,295	$419,624,497		$12,404,635
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 7

Portfolio of investments—March 31, 2026

Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Central Garden & Pet Co.†	$24,468,094	$29,914	$(1,012,771)	$187,478	$(116,640)	$23,556,075	640,633	$0
GlassBridge Enterprises, Inc.†	38,175	0	0	0	(38,175)	0	1,527	0
TriMas Corp.	55,211,038	6,669,280	(27,254,573)	2,185,838	26,704,316	63,515,899	1,767,276	251,460

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Small Cap Value Fund

Statement of assets and liabilities—March 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,159,330,709)	$2,719,298,380
Investments in affiliated securities, at value (cost $539,716,466)	419,624,497
Cash	79
Receivable for investments sold	9,425,227
Receivable for Fund shares sold	4,113,189
Receivable for dividends	3,681,252
Prepaid expenses and other assets	95,267
Total assets	3,156,237,891
Liabilities
Payable for investments purchased	30,613,060
Payable for Fund shares redeemed	9,374,612
Management fee payable	2,177,825
Administration fees payable	272,501
Shareholder servicing fees payable	112,444
Trustees’ fees and expenses payable	424
Accrued expenses and other liabilities	135,022
Total liabilities	42,685,888
Total net assets	$3,113,552,003
Net assets consist of
Paid-in capital	$2,529,678,748
Total distributable earnings	583,873,255
Total net assets	$3,113,552,003
Computation of net asset value and offering price per share
Net assets–Class A	$466,337,186
Shares outstanding–Class A1	13,365,161
Net asset value per share–Class A	$34.89
Maximum offering price per share – Class A2	$37.02
Net assets–Class R6	$1,260,563,771
Shares outstanding–Class R6[1]	34,850,503
Net asset value per share–Class R6	$36.17
Net assets–Administrator Class	$49,136,448
Shares outstanding–Administrator Class[1]	1,358,956
Net asset value per share–Administrator Class	$36.16
Net assets–Institutional Class	$1,337,514,598
Shares outstanding–Institutional Class[1]	36,968,302
Net asset value per share–Institutional Class	$36.18
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 9

Statement of operations—year ended March 31, 2026
Statement of operations
Investment income
Dividends	$55,005,810
Income from affiliated securities	12,404,635
Interest	192,540
Total investment income	67,602,985
Expenses
Management fee	31,520,944
Administration fees
Class A	1,145,302
Class C	2,117 [1]
Class R6	503,098
Administrator Class	81,081
Institutional Class	2,180,418
Shareholder servicing fees
Class A	1,431,595
Class C	2,615 [1]
Administrator Class	151,232
Distribution fee
Class C	7,811 [1]
Custody and accounting fees	138,729
Professional fees	86,867
Registration fees	197,151
Shareholder report expenses	287,018
Trustees’ fees and expenses	41,534
Other fees and expenses	133,975
Total expenses	37,911,487
Less: Fee waivers and/or expense reimbursements
Class A	(2,430)
Administrator Class	(2,609)
Institutional Class	(51,117)
Net expenses	37,855,331
Net investment income	29,747,654
1 For the period from April 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Small Cap Value Fund

Statement of operations—year ended March 31, 2026
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$329,024,586
Affiliated securities	(43,717,201)
Written options	1,392,027
Net realized gains on investments	286,699,412
Net change in unrealized gains (losses) on
Unaffiliated securities	(158,315,901)
Affiliated securities	8,918,295
Foreign currency and foreign currency translations	(1)
Written options	(26,873)
Net change in unrealized gains (losses) on investments	(149,424,480)
Net realized and unrealized gains (losses) on investments	137,274,932
Net increase in net assets resulting from operations	$167,022,586
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2026		Year ended March 31, 2025
Operations
Net investment income		$29,747,654		$60,075,941
Net realized gains on investments		286,699,412		402,173,609
Net change in unrealized gains (losses) on investments		(149,424,480)		(813,456,492)
Net increase (decrease) in net assets resulting from operations		167,022,586		(351,206,942)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(42,597,456)		(66,255,069)
Class C		0 [1]		(365,249)
Class R6		(123,554,054)		(209,494,809)
Administrator Class		(4,208,609)		(8,102,751)
Institutional Class		(120,692,814)		(208,554,806)
Total distributions to shareholders		(291,052,933)		(492,772,684)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,148,237	77,650,290	2,753,632	112,653,522
Class C	81 [1]	2,537 [1]	484	17,401
Class R6	6,453,591	242,483,240	9,094,897	385,925,933
Administrator Class	151,179	5,729,857	270,104	11,607,905
Institutional Class	8,857,478	332,511,012	12,969,166	549,475,272
		658,376,936		1,059,680,033
Reinvestment of distributions
Class A	1,054,051	37,919,774	1,444,806	59,696,976
Class C	0 [1]	0 [1]	10,156	362,761
Class R6	2,741,056	102,392,152	4,063,209	173,437,645
Administrator Class	110,451	4,117,529	186,982	7,980,316
Institutional Class	2,756,040	102,927,826	4,138,609	176,732,885
		247,357,281		418,210,583
Payment for shares redeemed
Class A	(7,213,806)	(265,042,574)	(5,487,782)	(224,455,746)
Class C	(29,540)[1]	(915,905)[1]	(91,896)	(3,227,718)
Class R6	(26,072,947)	(985,304,971)	(14,236,344)	(601,011,894)
Administrator Class	(1,009,839)	(37,959,122)	(836,969)	(36,197,486)
Institutional Class	(26,169,320)	(988,775,789)	(25,938,100)	(1,088,133,156)
		(2,277,998,361)		(1,953,026,000)
1 For the period from April 1, 2025 to November 14, 2025
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Small Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2026		Year ended March 31, 2025
	Shares		Shares
Share conversions
Class A	34,615 [2]	$1,248,230 [2]	0	$0
Class C	(40,230)[2]	(1,248,230)[2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(1,372,264,144)		(475,135,384)
Total decrease in net assets		(1,496,294,491)		(1,319,115,010)
Net assets
Beginning of period		4,609,846,494		5,928,961,504
End of period		$3,113,552,003		$4,609,846,494
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$36.49	$42.98	$35.59	$40.81	$42.37
Net investment income	0.15 [1]	0.33 [1]	0.34 [1]	0.29	0.07
Net realized and unrealized gains (losses) on investments	1.14	(2.88)	7.88	(3.35)	1.07
Total from investment operations	1.29	(2.55)	8.22	(3.06)	1.14
Distributions to shareholders from
Net investment income	(0.27)	(0.37)	(0.34)	(0.25)	(0.10)
Net realized gains	(2.62)	(3.57)	(0.49)	(1.91)	(2.60)
Total distributions to shareholders	(2.89)	(3.94)	(0.83)	(2.16)	(2.70)
Net asset value, end of period	$34.89	$36.49	$42.98	$35.59	$40.81
Total return[2]	3.34%	(6.95)%	23.35%	(7.41)%	2.56%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.24%	1.24%	1.26%	1.24%
Net expenses	1.26%	1.24%	1.24%	1.26%	1.24%
Net investment income	0.42%	0.81%	0.92%	0.82%	0.17%
Supplemental data
Portfolio turnover rate	28%	22%	21%	22%	28%
Net assets, end of period (000s omitted)	$466,337	$632,844	$800,716	$721,397	$797,067

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class R6	2026	2025	2024	2023	2022
Net asset value, beginning of period	$37.72	$44.29	$36.67	$41.98	$43.51
Net investment income	0.33 [1]	0.52 [1]	0.52 [1]	0.46	0.26 [1]
Net realized and unrealized gains (losses) on investments	1.16	(2.98)	8.11	(3.45)	1.10
Total from investment operations	1.49	(2.46)	8.63	(2.99)	1.36
Distributions to shareholders from
Net investment income	(0.42)	(0.54)	(0.52)	(0.41)	(0.29)
Net realized gains	(2.62)	(3.57)	(0.49)	(1.91)	(2.60)
Total distributions to shareholders	(3.04)	(4.11)	(1.01)	(2.32)	(2.89)
Net asset value, end of period	$36.17	$37.72	$44.29	$36.67	$41.98
Total return[2]	3.77%	(6.55)%	23.88%	(7.02)%	2.99%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.82%	0.82%	0.83%	0.81%
Net expenses	0.84%	0.82%	0.82%	0.83%	0.81%
Net investment income	0.86%	1.23%	1.34%	1.25%	0.59%
Supplemental data
Portfolio turnover rate	28%	22%	21%	22%	28%
Net assets, end of period (000s omitted)	$1,260,564	$1,951,269	$2,338,678	$1,659,115	$1,764,529

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Administrator Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$37.71	$44.28	$36.67	$41.96	$43.50
Net investment income	0.19 [1]	0.38 [1]	0.39 [1]	0.35 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	1.17	(2.98)	8.10	(3.46)	1.09
Total from investment operations	1.36	(2.60)	8.49	(3.11)	1.20
Distributions to shareholders from
Net investment income	(0.29)	(0.40)	(0.39)	(0.27)	(0.14)
Net realized gains	(2.62)	(3.57)	(0.49)	(1.91)	(2.60)
Total distributions to shareholders	(2.91)	(3.97)	(0.88)	(2.18)	(2.74)
Net asset value, end of period	$36.16	$37.71	$44.28	$36.67	$41.96
Total return[2]	3.43%	(6.86)%	23.47%	(7.33)%	2.62%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.16%	1.16%	1.17%	1.16%
Net expenses	1.18%	1.16%	1.16%	1.17%	1.16%
Net investment income	0.51%	0.89%	1.00%	0.91%	0.26%
Supplemental data
Portfolio turnover rate	28%	22%	21%	22%	28%
Net assets, end of period (000s omitted)	$49,136	$79,465	$110,130	$105,846	$135,870

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$37.73	$44.30	$36.68	$41.98	$43.52
Net investment income	0.28 [1]	0.48 [1]	0.48 [1]	0.44	0.22 [1]
Net realized and unrealized gains (losses) on investments	1.18	(2.98)	8.11	(3.46)	1.08
Total from investment operations	1.46	(2.50)	8.59	(3.02)	1.30
Distributions to shareholders from
Net investment income	(0.39)	(0.50)	(0.48)	(0.37)	(0.24)
Net realized gains	(2.62)	(3.57)	(0.49)	(1.91)	(2.60)
Total distributions to shareholders	(3.01)	(4.07)	(0.97)	(2.28)	(2.84)
Net asset value, end of period	$36.18	$37.73	$44.30	$36.68	$41.98
Total return[2]	3.67%	(6.64)%	23.77%	(7.11)%	2.87%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.92%	0.92%	0.93%	0.91%
Net expenses	0.94%	0.92%	0.92%	0.93%	0.91%
Net investment income	0.75%	1.12%	1.25%	1.14%	0.49%
Supplemental data
Portfolio turnover rate	28%	22%	21%	22%	28%
Net assets, end of period (000s omitted)	$1,337,515	$1,944,070	$2,673,757	$2,726,372	$3,193,721

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 17

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may sell a security it does not own as a result of an exercised written call option. The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such securities during the period are recorded as an expense on the Statement of
18 | Allspring Special Small Cap Value Fund

Notes to financial statements
operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of assets and liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2026, the aggregate cost of all investments for federal income tax purposes was $2,724,798,915 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$863,200,421
Gross unrealized losses	(449,076,459)
Net unrealized gains	$414,123,962
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Special Small Cap Value Fund | 19

Notes to financial statements
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$15,568,828	$0	$0	$15,568,828
Consumer discretionary	241,472,947	0	0	241,472,947
Consumer staples	187,677,880	0	0	187,677,880
Energy	180,423,265	0	0	180,423,265
Financials	603,145,570	1	0	603,145,571
Health care	236,541,503	0	0	236,541,503
Industrials	713,948,627	0	0	713,948,627
Information technology	317,268,391	0	0	317,268,391
Materials	504,427,004	0	0	504,427,004
Real estate	6,972,650	0	0	6,972,650
Utilities	18,738,484	0	0	18,738,484
Investment companies	17,484,000	0	0	17,484,000
Rights
Financials	0	0	0	0
Short-term investments
Investment companies	95,253,727	0	0	95,253,727
Total assets	$3,138,922,876	$1	$0	$3,138,922,877
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
20 | Allspring Special Small Cap Value Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.825
Next $1 billion	0.800
Next $1 billion	0.775
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the year ended March 31, 2026, the management fee was equivalent to an annual rate of 0.79% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2026, the contractual caps are as follows:

	EXPENSE RATIO CAPS	RATE PRIOR TO AUGUST 1, 2025
Class A	1.30%	1.31%
Class R6	0.88	0.89
Administrator Class	1.19	1.20
Institutional Class	0.94	0.94
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended March 31, 2026, Allspring Funds Distributor received $681 from the sale of Class A shares and $8 and $14 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Allspring Special Small Cap Value Fund | 21

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $4,206,890, $0 and $0 in interfund purchases, sales and net realized gains (losses), respectively, for the year ended March 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2026 were $1,106,464,619 and $2,621,751,527, respectively.
6.DERIVATIVE TRANSACTIONS
During the year ended March 31, 2026, the Fund entered into written options for hedging purposes. The Fund had an average of 885 written option contracts during the year ended March 31, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended March 31
	2026	2025
Ordinary income	$55,735,244	$141,862,306
Long-term capital gain	235,317,689	350,910,378
Total	$291,052,933	$492,772,684
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Total
$3,744,700	$166,018,742	$414,123,962	$583,887,404
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Special Small Cap Value Fund

Notes to financial statements
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Special Small Cap Value Fund | 23

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Special Small Cap Value Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agents and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 21, 2026
24 | Allspring Special Small Cap Value Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 87% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2026.
Pursuant to Section 852 of the Internal Revenue Code, $235,317,689 was designated as a 20% rate gain distribution for the fiscal year ended
March 31, 2026.
Pursuant to Section 854 of the Internal Revenue Code, $49,618,920 of income dividends paid during the fiscal year ended March 31, 2026 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2026, $1,135,358 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended March 31, 2026, $21,039,094 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Special Small Cap Value Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

26 | Allspring Special Small Cap Value Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0637 03-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: May 21, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: May 21, 2026